As filed with the Securities and Exchange Commission on or about April 30, 2009

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 64	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 65	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on May 1, 2009 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on , 2009 pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

William Blair Funds

Class N Prospectus

May 1, 2009

May 1, 2009

William Blair Funds

CLASS N SHARES PROSPECTUS

Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Mid Cap Growth Fund

Small-Mid Cap Growth Fund

Global Growth Fund

International Growth Fund

International Equity Fund

International Small Cap Growth Fund

Emerging Markets Growth Fund

Value Discovery Fund

Bond Fund

Income Fund

Ready Reserves Fund

This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N Shares of each Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. For purposes of this Fund, William Blair & Company, L.L.C. (the “Advisor”) seeks growth opportunities by investing in large capitalization (“large cap”), medium capitalization (“mid cap”) and small capitalization (“small cap”) domestic companies in varying proportions but that typically have a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Growth Index. Securities of companies whose market capitalization falls outside of this range after purchase may continue to be held in the Fund. The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indices. The size of companies in the Russell 3000® Growth Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Growth Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also purchase stocks in companies with business characteristics and growth prospects of companies in the Russell 3000® Growth Index, but that may have a market capitalization outside the range of companies included in the index.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and more speculative than the securities of large cap companies. In addition, small cap and mid cap companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 19.25% (4Q99)	Lowest Quarterly Return (25.20)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal

1

marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Growth Fund
Return Before Taxes	(37.61)%	(1.34)%	(1.93)%
Return After Taxes on Distributions	(37.83)%	(2.33)%	(3.01)%
Return After Taxes on Distributions and Sale of Fund Shares	(24.14)%	(1.10)%	(1.44)%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.44)%	(3.33)%	(4.01)%
S&P 500® (reflects no deduction for fees, expenses or taxes)**	(37.00)%	(2.19)%	(1.38)%

*

The Russell 3000® Growth Index is an unmanaged index consisting of large cap, mid cap and small cap companies with above average price-to-book ratios and forecasted growth rates. The index is weighted by market capitalization and large cap/mid cap/small cap companies make up approximately 80%/15%/5% of the index.

**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.75%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.17%

Total Annual Fund Operating Expenses	1.17%	(1)

(1)	Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

2

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large cap quality domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks that measure the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the smallest capitalized company included in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to large cap companies, but that have a market capitalization below the market cap of the smallest member of the Russell 1000® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 16.06% (4Q01)	Lowest Quarterly Return (23.78)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return

3

After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund**
Large Cap Growth Fund
Return Before Taxes	(37.76)%	(4.62)%	(8.05)%
Return After Taxes on Distributions	(37.77)%	(4.62)%	(8.08)%
Return After Taxes on Distributions and Sale of Fund Shares	(24.55)%	(3.87)%	(6.46)%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.44)%	(3.42)%	(7.63)%

*	The Russell 1000® Growth Index is an unmanaged index of large cap companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.80%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.80%

Total Annual Fund Operating Expenses (without waiver)	1.85%	(1)
Advisor’s Expense Waiver	0.62%

Net Expenses (with waiver)	1.23%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.23% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$521	$943	$2,118

4

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the largest capitalized company included in the index. The Fund also invests in micro-cap companies (i.e., those with market capitalizations of $300 million or less at the time of the Fund’s investment). To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund’s portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies are volatile and less liquid than securities of large cap companies. In addition, small cap companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund’s effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

5

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 49.66% (1Q00)	Lowest Quarterly Return (29.92)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund***
Small Cap Growth Fund
Return Before Taxes	(46.85)%	(5.24)%	6.42%
Return After Taxes on Distributions	(47.37)%	(6.50)%	5.47%
Return After Taxes on Distributions and Sale of Fund Shares	(30.09)%	(4.19)%	5.67%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.54)%	(2.35)%	(4.15)%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)**	(33.79)%	(0.93)%	1.64%

*	The Russell 2000® Growth Index is an unmanaged composite of small cap companies with above average price-to-book ratios and forecasted growth rates.
**	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

6

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.15%

Total Annual Fund Operating Expenses	1.50%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.50% of average daily assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

7

WILLIAM BLAIR MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies are more volatile and less liquid than securities of large cap companies. In addition, mid cap companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar years since the Fund started.

Highest Quarterly Return 7.07% (2Q07)	Lowest Quarterly Return (22.57)% (4Q08)

Average Annual Total Returns. The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal

8

marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund**
Mid Cap Growth Fund
Return Before Taxes	(34.71)%	(8.04)%
After Taxes on Distributions	(34.71)%	(8.43)%
After Tax on Distributions and Sale of Fund Shares	(22.56)%	(6.78)%
Russell Mid Cap® Growth Index (reflects no deduction for fees, expenses or taxes)*	(44.32)%	(13.84)%

*	The Russell Mid Cap® Growth Index is an index that is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.
**	The Fund’s inception was on February 1, 2006.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.95%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.83%

Total Annual Fund Operating Expenses (without waiver)	2.03%	(1)
Expense Waiver	0.67%

Net Expenses (with waiver)	1.36%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses to limit the Fund’s Class N operating expenses to 1.36% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$138	$572	$1,031	$2,305

9

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the largest capitalized company included in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies are more volatile and less liquid than securities of large cap companies. In addition, small cap and mid cap companies may be traded in low volumes, which can increase volatility.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.     The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 11.94% (1Q06)	Lowest Quarterly Return (23.38)% (4Q08)

10

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Year	Life of Fund**
Small-Mid Cap Growth Fund
Return Before Taxes	(37.71)%	(0.72)%	(0.84)%
Return After Taxes on Distributions	(37.71)%	(1.30)%	(1.42)%
Return After Taxes on Distributions and Sale of Fund Shares	(24.51)%	(1.09)%	(0.63)%
Russell 2500TM Growth Index (reflects no deduction for fees, expenses or taxes)*	(41.50)%	(2.24)%	(2.35)%

*	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 29, 2003.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.16%

Total Annual Fund Operating Expenses (without waiver)	1.41%	(1)
Expense Waiver	0.05%

Net Expenses (with waiver)	1.36%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.36% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

11

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$138	$441	$766	$1,687

12

WILLIAM BLAIR GLOBAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Global Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the Morgan Stanley Capital International (“MSCI”) All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because securities held by the Fund may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

13

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year since the Fund started.

Highest Quarterly Return 2.24% (2Q08)	Lowest Quarterly Return (28.37)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
Global Growth Fund
Return Before Taxes	(49.52)%	(43.43)%
After Taxes on Distributions	(49.63)%	(43.54)%
After Tax on Distributions and Sale of Fund Shares	(32.19)%	(36.60)%
MSCI ACW IMI (net) (reflects no deduction for fees, expenses or taxes)*	(42.34)%	(38.67)%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses or taxes)**	(41.85)%	(38.06)%

*	The MSCI ACW IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
**	The MSCI All Country World Index (gross) is an index designed to measure equity performance in the global market.
***	The Fund’s inception was on October 15, 2007.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Index (gross) to the MSCI ACW IMI (net). There are two primary reasons for the change. First, the MSCI ACW IMI (net) represents a broader range of markets then the MSCI All Country World Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries, the Fund is a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

14

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses(1)	0.92%

Total Annual Fund Operating Expenses (without waiver)	2.17%	(2)
Expense Waiver	0.62%

Net Expenses (with waiver)	1.55%

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.55% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on October 15, 2007, for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$158	$619	$1,108	$2,455

15

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

16

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 42.89% (4Q99)	Lowest Quarterly Return (26.56)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
International Growth Fund
Return Before Taxes	(52.33)%	(0.02)%	6.49%
Return After Taxes on Distributions	(52.72)%	(1.15)%	4.99%
Return After Taxes on Distributions and Sale of Fund Shares	(33.50)%	0.49%	5.57%
MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)*	(45.99)%	2.61%	2.26%
MSCI All Country World Ex-U.S. Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	3.00%	2.27%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

17

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.39%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses to limit the Fund’s Class N operating expenses to 1.45% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

18

WILLIAM BLAIR INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex.-U.S. Investable Market Index (IMI) (net). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

19

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 10.86% (4Q04)	Lowest Quarterly Return (27.12)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund***
International Equity Fund
Return Before Taxes	(48.75)%	(1.55)%
Return After Taxes on Distributions	(48.87)%	(2.02)%
Return After Taxes on Distributions and Sale of Fund Shares	(31.56)%	(1.26)%
MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)*	(45.99)%	2.91%
MSCI All Country World Ex-U.S. Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	3.42%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.
***	The Fund’s inception was on May 24, 2004.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

20

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.07%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.13%

Total Annual Fund Operating Expenses	1.45%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.45% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

21

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small companies. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of small cap companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the

22

Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 13.98% (1Q06)	Lowest Quarterly Return (29.47)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
International Small Cap Growth Fund
Return Before Taxes	(51.82)%	(9.37)%
Return After Taxes on Distributions	(51.94)%	(9.96)%
Return After Taxes on Distributions and Sale of Fund Shares	(33.52)%	(7.74)%
MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses and taxes)*	(50.23)%	(7.91)%
MSCI World Ex-U.S. Small Cap Index (gross) reflects no deduction for fees, expenses and taxes)**	(47.79)%	(9.92)%

*	The MSCI All Country World Ex-U.S. Small Cap Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of small cap stocks in developed and emerging markets excluding the United States.
**	The MSCI World Ex-U.S. Small Cap Index (gross) is an unmanaged index that is designed to measure equity performance of small cap stocks in developed markets excluding the United States.
***	The Fund’s inception was on November 1, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI World Ex-U.S. Small Cap Index (gross) to the MSCI All Country World Ex-U.S. Small Cap Index (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. Small Cap Index (net) represents a broader range of markets than the MSCI World Ex-U.S. Small Cap Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

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FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses(1)	0.37%

Total Annual Fund Operating Expenses	1.62%	(2)

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.65% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$165	$511	$881	$1,922

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WILLIAM BLAIR EMERGING MARKETS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities. The Fund invests in securities issued by companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities, including common stocks, of companies in emerging markets that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends in emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities of emerging markets’ companies, the primary risk is that the value of the securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities in emerging markets may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. The Fund also may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

25

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 23.68% (3Q05)	Lowest Quarterly Return (32.72)% (3Q08)

Average Annual Total Returns. The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
Emerging Markets Growth Fund
Return Before Taxes	(61.71)%	1.01%
Return After Taxes on Distributions	(62.55)%	(0.82)%
Return After Taxes on Distributions and Sale of Fund Shares	(39.46)%	1.26%
MSCI Emerging Markets Investable Markets Index (IMI) (net)*	(53.78)%	2.54%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses and taxes)**	(53.18)%	3.25%

*	The MSCI Emerging Markets IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.
**	The MSCI Emerging Markets Index (gross) is an index that is designed to measure equity performance in the global emerging markets.
***	The Fund’s inception was on June 6, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI Emerging Markets Index (gross) to the MSCI Emerging Markets IMI (net). There are two primary reasons for the change. First, the MSCI Emerging Markets IMI (net) represents a broader range of capitalization than the MSCI Emerging Markets Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

26

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses(1)	0.30%

Total Annual Fund Operating Expenses	1.65%	(2)

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.70% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$520	$897	$1,955

27

WILLIAM BLAIR VALUE DISCOVERY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments (e.g., securities convertible into common stocks)) of small cap companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the largest capitalized company included in the index. In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund’s investments will not meet all of the criteria.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

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Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 25.22% (2Q03)	Lowest Quarterly Return (23.20)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Value Discovery Fund
Return Before Taxes	(25.85)%	(0.80)%	5.87%
Return After Taxes on Distributions	(26.02)%	(4.04)%	3.99%
Return After Taxes on Distributions and Sale of Fund Shares	(16.81)%	(0.89)%	4.96%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)*	(28.92)%	0.27%	6.11%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)**	(33.79)%	(0.93)%	3.02%

*	The Russell 2000® Value Index is an unmanaged composite of small cap companies with below average price-to-book ratios and forecasted growth rates.
**

The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

29

Annual Fund operating expenses are deducted from the Fund’s assets.

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	0.25%
Other Expenses	0.47%

Total Annual Fund Operating Expenses (without waiver)	1.82%	(1)
Expense Waiver	0.53%

Net Expenses (with waiver)	1.29%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 1.29% of average daily assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$521	$936	$2,094

30

WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests in U.S. dollar denominated securities. The broad sectors represented in the portfolio include government securities, corporate debt securities issued by domestic and foreign companies, mortgage-backed securities and asset-backed securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. The Fund may also invest no more than 10% of the Fund’s net assets in below investment grade securities.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

For information on the Fund’s duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Bond Fund—Goal and Principal Strategies.”

The Fund will provide shareholders with at least 60 days prior notice of any change in its policy to invest 80% of net assets in bonds.

MAIN RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund may invest in Rule 144A securities, which are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

31

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated.

Highest Quarterly Return 2.44% (4Q08)	Lowest Quarterly Return (1.63)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund**
Bond Fund
Return Before Taxes	1.64%	3.00%
After Taxes on Distributions	0.18%	1.56%
After Tax on Distributions and Sale of Fund Shares	1.05%	1.73%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.24%	6.06%

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that represents the broad intermediate government, government agency, corporate and mortgaged-backed bond market performance.
**	The Fund’s inception was on May 1, 2007.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.30%
Distribution (Rule 12b-1) Fee	0.15%
Other Expenses(1)	2.02%

Total Annual Fund Operating Expenses (without waiver)	2.47%	(2)
Expense Waiver	1.82%

Net Expenses (with waiver)	0.65%

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)

The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 0.65% of average daily net assets until

32

April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on May 1, 2007 for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’ s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$595	$1,151	$2,668

33

WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES:    The Fund seeks to outperform the Barclays Capital Intermediate Government/Credit Bond Index. The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund’s investments are subject to certain maturity and duration restrictions.

For further information on maturity and duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Income Fund—Goal and Principal Strategies.”

MAIN RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund invests in Rule 144A securities, which are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 4.16% (3Q01)	Lowest Quarterly Return (3.90)% (3Q08)

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Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Income Fund
Return Before Taxes	(2.46)%	1.41%	3.57%
Return After Taxes on Distributions	(3.88)%	(0.36)%	1.56%
Return After Taxes on Distributions and Sale of Fund Shares	(1.58)%	0.20%	1.85%
Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	5.08%	4.21%	5.42%

*	The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.54%
Distribution (Rule 12b-1) Fee	0.15%
Other Expenses (without waiver)	0.24%

Total Annual Fund Operating Expenses (without waiver)	0.93%
Expense Waiver	0.08%

Net Expenses (with waiver)	0.85%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class N operating expenses to 0.85% of average daily assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$288	$507	$1,136

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WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high-quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Advisor to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 1.52% (3Q00)	Lowest Quarterly Return 0.12% (3Q04)

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Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad measure of market performance.

	1 Year	5 Years	10 Years
Ready Reserves Fund	2.20%	2.96%	3.08%
AAA Rated Money Market Funds*	2.12%	2.83%	3.04%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by iMoneyNet. Expenses are not included.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.24%
Service Fee(1)	0.35%
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.60%	(2)

(1)	The Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average daily net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (“FINRA”)) does not exceed 0.25% of the average annual net assets attributable to Class N shares.
(2)	Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’ s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund, except the Ready Reserves Fund, is intended for long-term investors. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings.    A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

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WILLIAM BLAIR GROWTH FUND

Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. For purposes of this Fund, the Advisor seeks growth opportunities by investing in large cap, mid cap and small cap companies in varying proportions but that typically have a market capitalization, at the time of purchase, no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Growth Index. Securities of companies whose market capitalization falls outside of this range after purchase may continue to be held in the Fund. The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indices. The size of companies in the Russell 3000® Growth Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Growth Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also purchase stocks in companies with business characteristics and growth prospects of companies in the Russell 3000® Growth Index, but which may have a market capitalization outside the range of the index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be

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difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements, preferred stocks, convertible securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is co-managed by David C. Fording and John F. Jostrand. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place routinely among the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

David C. Fording, a principal of William Blair & Company, L.L.C., joined William Blair in November of 2005 as a co-portfolio manager of the Investment Management Department’s Institutional All Cap Growth Team and has co-managed the Fund since 2006. He joined the firm from TIAA-CREF Investment Management, Inc. where he spent 10 years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997-99. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: BA, Tufts University; MBA, Stern School of Business, New York University.

John F. Jostrand, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., University of Missouri; M.B.A., University of Michigan.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR LARGE CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large cap quality domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks that measure the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the smallest capitalized company included in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Index.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

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Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements, preferred stocks, convertible securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by James S. Golan, John F. Jostrand and Tracy McCormick. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him or her to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

James S. Golan, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the U.S. Equities Large Cap Growth and All Cap Growth Teams as a portfolio manager. He is also a member of the financial, technology and industrial research teams. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University.

John F. Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., University of Missouri; M.B.A., University of Michigan.

Tracy McCormick, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2008. She began her career in the securities industry in 1979 and joined William Blair in 2003. Since 2003, she has served as a portfolio manager to institutional and individual accounts and has been a member of William Blair’s healthcare and technology research teams. Before joining the firm, Tracy managed individual portfolios and a mid cap institutional growth product at Northern Trust and served as a managing director at Scudder Kemper Investments. While at Scudder Kemper, Tracy managed several products, including the Kemper Blue Chip and Kemper Technology Funds. She also has extensive experience as a securities analyst with coverage in the technology, aerospace/defense, REITs, telecom services, media and industrials sectors. Currently, she is a member of Children’s Home and Aid Metro Board. Education: B.A. Accounting, Michigan State University; M.B.A. Finance, Michigan State University.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the largest capitalized company included in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty relative to its competition.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

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The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 20% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is co-managed by Michael P. Balkin and Karl W. Brewer.

These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings typically take place routinely between the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to conduct the appropriate research.

Michael P. Balkin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005. Education: B.A. Northwestern University.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department’s Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalization company and no larger than the largest capitalization company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and/or its customers. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name, unique corporate assets or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty relative to its competition.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

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Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, real estate investment trusts, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Mid Cap Growth Fund is co-managed by Robert C. Lanphier IV and David P. Ricci. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place routinely among the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

Robert C. Lanphier IV, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2006. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

David P. Ricci, a principal of William Blair & Company L.L.C., has co-managed the Fund since its inception in 2006. He has been with the firm since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. He is a member of the Investment Management Department’s Mid Cap Growth Team. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. Education: Sc.B., Brown University, Magna cum Laude; M.B.A., Harvard Business School.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small cap and mid cap companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the largest capitalized company included in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty relative to its competition.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

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Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small-Mid Cap Growth Fund is co-managed by Karl W. Brewer, Robert C. Lanphier IV and Matthew A. Litfin. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Robert C. Lanphier IV, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Matthew A. Litfin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2009. He has been with William Blair since 1997 when he started as a sell-side Research Analyst. He led the firm’s sell-side Business Services equity research effort from 2005 to 2007. He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team. Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co. Education: B.S., University of Tennessee; M.B.A., Harvard University.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR GLOBAL GROWTH FUND

Goal and Principal Strategies

The William Blair Global Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not less than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various global securities markets should decrease the degree to which events in any one country affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world, including emerging markets. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World IMI (net) in emerging markets. Currently emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (See the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations,

49

certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed-delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Global Growth Fund is co-managed by W. George Greig and Kenneth J. McAtamney. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the Global Growth Fund, he is a portfolio manager of the International Growth Fund, Institutional International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Kenneth J. McAtamney, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined the Advisor’s Investment Management department in 2005 as an international stock analyst. In addition to co-managing the Fund, he is responsible for analysis of the international Industrial sector. He also serves as Director of Research for the International Investment Team. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S. and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

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Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed-delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Growth Fund is managed by W. George Greig. He is supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the International Growth Fund, he is a portfolio manager of the Global Growth Fund, Institutional International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex-U.S. IMI (net). To a limited extent, the Fund may also invest in small cap companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets. Emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations,

53

certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 1996. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the International Equity Fund, he is a portfolio manager of the Global Growth Fund, International Growth Fund, Institutional International Growth Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the Fund and associated separate account portfolios, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair International Small Cap Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund primarily invests in a diversified portfolio of common stocks of small cap companies. Additionally, the Fund primarily invests in companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its nets assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

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Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Small Cap Growth Fund is managed by Jeffrey A. Urbina. He is supported by a team of research analysts.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the International Small Cap Growth Fund, he is co-manager of the William Blair Emerging Markets Growth Fund, the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about Mr. Urbina, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Goal and Principal Strategies

The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by growth companies in emerging economies worldwide. Equity securities include securities convertible into, exchangeable for or having the right to buy common stocks. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

The Fund normally will allocate its investments among not less than six different countries and will not be concentrated in any particular industry. No more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. In addition, the Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt

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securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Emerging Markets Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the firm in 2000 and has co-managed the Fund since its inception in 2005. In addition to the Emerging Markets Growth Fund, he is also the co-manager of the William Blair Emerging Leaders Growth Fund and associated separate account portfolios. He is responsible for telecommunication services research for the William Blair international funds. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analysts designation and is a member of the CFA institute. Education: BBA and B.A., University of Wisconsin-Madison.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the Emerging Markets Growth Fund, he is portfolio manager of the William Blair International Small Cap Growth Fund and co-manager of the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. He was co-manager of the Fund’s predecessor fund. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR VALUE DISCOVERY FUND

Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of equity securities of small cap companies. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the largest capitalized company included in the index.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst—the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund’s investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements, when-issued and delayed

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delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may also use options, futures and other derivative instruments for hedging and risk management purposes as further described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is co-managed by Mark T. Leslie, David S. Mitchell and Chad M. Kilmer. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Mark T. Leslie, a principal of William Blair & Company, L.L.C., joined William Blair in 2005 as co-manager of the Fund. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Chartered Financial Analyst designation. Education: B.S., Business Administration, University of New Hampshire.

David S. Mitchell, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 1996. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He has the Chartered Financial Analyst designation. Education: BA, Knox College; M.M., Northwestern University Kellogg Graduate School of Management.

Chad M. Kilmer, an associate with William Blair & Company, L.L.C., joined William Blair in 2006 as co-manager of the Fund. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including small cap value equity portfolio management and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Chartered Financial Analyst designation. Education: B.S.B, University of Minnesota; M.B.A, Yale University School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR BOND FUND

Goal and Principal Strategies

The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index (the “Benchmark”) by maximizing total return through a combination of income and capital appreciation.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following:

Obligations of or Guaranteed by the U.S. Government, its agencies or instrumentalities;

Corporate Debt Securities issued by domestic or foreign companies; and

Mortgage-Backed Securities and Asset-Backed Securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”).

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Benchmark. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective. The Fund’s investments may have variable rates of interest.

Investment Process

The Advisor seeks to outperform the total return of the Benchmark through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark.

Additional Strategies

No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

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When consistent with the Fund’s investment goal, the Fund may also buy or sell options or futures, or enter into credit default swaps and interest rate transactions (collectively “Derivatives”). The Fund typically uses Derivatives as a substitute to taking a position in the underlying asset and/or as part of a strategy designed to reduce the Fund’s exposure to other risks, such as interest rate risk. The use of Derivatives is highly specialized. The use of Derivatives can result in losses that substantially exceed the initial amount paid or received by the Fund. Some of the Derivatives used by the Fund may be private contracts in which there is a risk of loss in the event of a counterparty’s default. The Derivatives used by the Fund may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. The Statement of Additional Information contains more information on the Fund’s use of Derivatives and the associated risks.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual market or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, repurchase agreements, and when-issued and delayed delivery securities, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Prohibited Investments

The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Portfolio Management

The Bond Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR INCOME FUND

Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund’s assets will be invested in the following:

U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of “A-” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations (“Rating Organizations”): Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.;

Obligations of or Guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A-” or better, or an equivalent rating, by one of the Rating Organizations; and

Commercial Paper obligations rated within the highest grade by one of the Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund’s total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least “A-” quality and provided that the comparable debt

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of the issuer has a rating of at least “A-” or its equivalent by one of the Ratings Organizations; and (2) debt securities that are rated “BBB-” (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB-” and, in the event that a security held by the Fund is downgraded below “BBB-” (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2002. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in June 2002 . Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the Board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR READY RESERVES FUND

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2003. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in June 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the Board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about the Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Market	Small Cap Stocks	New Compa nies	IPO	Private Place ment	Liqui dity	Foreign Invest ments	Emer ging Markets	Geo graphic	Deriva tives	Opera ting Expen ses	Tempo rary Defen sive Position	Interest Rate	Credit	Mortgage- Backed/ Asset- Backed Securities	Income
Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Large Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Mid Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Global Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Equity Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging Markets Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Value Discovery Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Bond Fund	✓				✓	✓	✓			✓		✓	✓	✓	✓	✓
Income Fund	✓				✓	✓	✓					✓	✓	✓	✓	✓
Ready Reserves Fund					✓	✓	✓					✓	✓	✓	✓	✓

Equity Funds General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease.

Market Risk.    Except for the Ready Reserves Fund, which values its assets using the amortized cost method, the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Small Cap Stock Risk.    Stocks of small cap companies involve greater risk than those of larger, more established companies. This is because small cap companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Small cap companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, each of the Funds that invest in small cap stocks may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Funds, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small cap companies are likely to be lower-rated or non-rated securities, which

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generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Company Risk.    For purposes of the Funds, new companies are companies with continuous operations of less than three years. New companies, many of which will be small cap companies, may have inexperienced management, limited access to capital and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment or fierce competition.

Initial Public Offering (“IPO”) Risk.    A Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. A Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When a Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance.

Private Placement Risk.    A Fund may invest in private placements. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund. Securities subject to liquidity risk in which a Fund may invest include private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect a Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund’s assets

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denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Geographic Risk.    Although the Funds investing primarily in foreign securities currently intend to maintain geographic diversification, the Funds have the flexibility to invest no more than 50% (65% for Global Growth Fund) of their equity securities in securities of issuers in any one country. To the extent that a Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes a Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Derivatives Risk.    The risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose a Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to a Fund. The use of derivatives by a Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Operating Expenses.    The Funds investing primarily in foreign securities are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities because expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Federal Income Taxes.”)

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Temporary Defensive Position.    A Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, a Fund will remain fully invested, and the Advisor will not attempt to time the market. However, for temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of a Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by a Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. A Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Credit Risk.    The value of a Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity. However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which a Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which a Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. For a description of ratings, see Appendix B in the Statement of Additional Information.

The Bond Fund’s investments in below investment grade securities may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Mortgage-Backed/Asset-Back Securities Risk.    The value of a Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Income Risk.    Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. A Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2008, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. As of December 31, 2008, the firm had over 900 employees including approximately 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments, foundations and individual accounts. As of December 31, 2008, the department managed over $26 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 38 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2008, each Fund was contractually obligated to pay the Advisor a monthly investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Growth Fund	0.75%
Large Cap Growth Fund	0.80%
Small Cap Growth Fund	1.10%
Mid Cap Growth Fund	0.95%
Small-Mid Cap Growth Fund	1.00%
Global Growth Fund	1.00%
International Growth Fund	1.00%	(1)
International Equity Fund	1.07%	(2)
International Small Cap Growth Fund	1.00%
Emerging Markets Growth Fund	1.10%
Value Discovery Fund	1.10%
Bond Fund	0.30%
Income Fund	0.54%	(3)
Ready Reserves Fund	0.24%	(4)

(1)	The International Growth Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million.
(2)	The International Equity Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million.
(3)	The Income Fund pays an advisory fee at a rate of 0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.

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(4)	The Ready Reserves Fund pays an advisory fee at a rate of 0.28% of the first $250 million of the Fund’s average daily net assets; plus 0.25% of the next $250 million of the Fund’s average daily net assets; plus 0.23% of the next $2 billion of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $2.5 billion.

As described in the Summary, the Advisor has entered into contractual agreements with the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Value Discovery Fund, the Bond Fund and the Income Fund to waive a portion of its management fee and/or to absorb operating expenses to the extent necessary to limit each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee. For the Global Growth Fund and the Bond Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the applicable operating expense limitation. From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Ready Reserves Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending June 30, 2009 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.     The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, Massachusetts 02171.

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YOUR ACCOUNT

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

The Trust has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), that provides for a fee of 0.25% of each Fund’s (with the exception of the Ready Reserves Fund) average daily net assets (0.15% for the Bond Fund and the Income Fund) to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

In addition to 12b-1 fees, the Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution fees or fees for sub-administration, sub-transfer agency or other services paid or payable by Class N shares of the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Growth Fund, the International Equity Fund, the Value Discovery Fund and the Income Fund. For the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Bond Fund and the Ready Reserves Fund, such revenue sharing payments are in addition to distribution fees, fees paid pursuant to the Shareholder Administration Agreements or the Service Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Funds. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.15% of assets of the Funds serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreements and Service Agreement.    The Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Bond Fund have entered into Shareholder Administration Agreements with the Advisor that provide for a fee of 0.15% of the average daily net assets of the Fund’s Class N shares to compensate the Advisor for shareholder administration services provided to each Fund in connection with Class N shares.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic

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sweep services, for a fee of 0.35% of the Fund’s average daily net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by FINRA) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investments.    To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an account, the minimum subsequent investment is generally $1,000 for all Funds, except the Ready Reserves Fund, for which the subsequent minimum investment is $1.00. The Funds may accept smaller amounts under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. The minimum investment amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

Purchase Price.    All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in a Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious

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activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

—	The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

—	To deter short-term and excessive trading, the William Blair domestic equity funds impose a 1.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase. The William Blair international funds impose a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with a Fund for trading on behalf of its customers. For such accounts, the Fund generally seeks to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent short-term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the Funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Funds as its request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue

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to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of that Fund. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures.

There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Ready Reserves Fund.     The Fund is designed for liquidity needs and is not actively monitored for market-timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account.    To open a new account by mail (except for the Ready Reserves Fund), make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

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In your request, specify the Fund name in which you are investing, your account number and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

For all Funds except the Ready Reserves Fund, to redeem shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares in any Funds by wire, you may contact the Transfer Agent, or the Distributor in the case of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    For all Funds except the Ready Reserves Fund, contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed will be placed in your brokerage account.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of the Ready Reserves Fund).

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Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes, as a result of the redemption and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, the William Blair international and domestic equity funds assess a fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase. The William Blair domestic equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase.

Redemption fees are paid to a Fund to help offset transaction costs and to protect a Fund’s long-term shareholders. A Fund will use the “first-in, first-out” (FIFO) method to determine the holding period for purposes of calculating a redemption fee. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Redemption fees are intended to deter short-term and excessive trading, and thus may be waived in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to death or financial hardship; inadvertent purchase of the wrong Fund or share class (e.g., purchasing a retail fund when the shareholder intended to purchase an institutional fund); transactions to pay account fees funded by share redemptions; systematic transactions with pre-defined trade dates for purchases, exchanges or

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redemptions, such as automatic account rebalancing, or loan origination and repayments; non-participant initiated transfers, termination distributions, contributions and rollovers associated with shares held in a 401(k); model realignments; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and other instances when a waiver is believed to be appropriate.

The redemption fee is applicable to shares held directly with a Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchases and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a Fund. For this reason, the Funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the Funds. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the Funds’ requirements.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account for regular accounts and $3,000 for IRAs. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and are allowed to make an additional investment. To add to an account the minimum subsequent investment is generally $1,000.

Special Redemption Methods for the Ready Reserves Fund.    In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to the Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

1. Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by BFDS. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when: (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

2. Automatic Redemption.    The Distributor has instituted an automatic redemption procedure available to Ready Reserves Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at

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the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts that you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class N shares of each Fund for either Class N shares of another Fund or shares of the Ready Reserves Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of purchase from a Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). A Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices that may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to exchange shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    A Fund may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    A Fund may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per

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share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Bond Fund and the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with capital gain distributions, if any, generally paid in December and/or January. The Bond Fund and the Income Fund attempt to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and net capital gain or make a return of capital distribution in order to pursue that goal.

—	For the Ready Reserves Fund, the Fund’s net investment income will be declared at the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time, on each day that the Fund is open for business as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest, dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and the Value Discovery Fund will be eligible for the dividends-received deduction available to corporate shareholders and for treatment as qualified dividend income available to individual and other non-corporate shareholders. A portion of the dividends of the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund and the Emerging Markets Growth Fund may be eligible for treatment as qualified dividend income.

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Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his or her shares will normally recognize a capital gain or loss for federal income tax purposes. However, if a shareholder does not redeem at least a substantial portion of his or her shares in a single transaction, such redemption may be taxed as a dividend without the benefit of utilizing the shareholder’s basis in his or her shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund (including reinvestment through dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986, as amended, resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund and the Emerging Markets Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund and the Emerging Markets Growth Fund may each qualify for and may each elect to have foreign tax credits “passed through” to its shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them their pro rata portion of such taxes and may claim a federal income tax credit or a deduction for such taxes, subject to certain holding period and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions on his or her federal income tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income taxes as described above. In addition a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when a Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws in light of their particular situation before investing in a Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “ Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize BFDS to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to BFDS.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

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—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Adviser is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserves Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Global Growth Fund and the Emerging Markets Growth Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Fund trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of

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which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Fund Policies

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration.    Each Fund, except the Ready Reserves Fund, intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. For purposes of applying the limitation and in accordance with current SEC interpretation, a Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will generally use industry classifications provided by the Global Industry Classification System. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Diversification.    The Bond Fund, the Income Fund and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Bond Fund, the Income Fund and the Ready Reserves Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Portfolio Turnover.    None of the Funds intend to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. The Small Cap Growth Fund, the Global Growth Fund and the Emerging Markets Growth Fund each had a portfolio turnover rate higher than 100% for the year ended December 31, 2008. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower a Fund’s effective return for investors.

Fund Investments

Collateralized Obligations.

Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

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The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Collateralized Mortgage Obligations (“CMOs”).    A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Convertible Securities.    Convertible securities are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments that provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Bond Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Depository Receipts.    American Depository Receipts (“ADRs”) are dollar-denominated securities issued by a U.S. bank or trust company that represent, and may be converted into, the underlying foreign security. European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) represent a similar securities arrangement but are issued by European banks or other depositories, respectively. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the “Investment Risks” section above and in the Statement of Additional Information.

Derivative Instruments.

Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding

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losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Foreign Currency Futures.    A Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, a Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

Forward Foreign Currency Transactions.    A Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount that is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward

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contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction.

Emerging Markets.    Emerging markets include every country in the world other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country.

Hybrid Bonds.    The Bond Fund may invest in hybrid bonds. Hybrid bonds are securities that have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund, except the Ready Reserves Fund, may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund, except the Income Fund and Ready Reserves Fund, may invest in the shares of investment companies that may include exchange-traded funds or business development companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which a Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles should provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees. The Funds may invest a portion of their assets into shares of the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent a Fund is invested in the Ready Reserves Fund.

Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

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REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper.    The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). The Bond Fund may also invest in Section 4(2) paper from time to time in connection with certain mortgage-backed transactions. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities.    The Bond Fund and the Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. A Fund may invest in Variable Rate Securities that have a demand feature entitling a Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. A Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified

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period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow a Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to a Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) is based on the average shares outstanding during the year.

William Blair Growth Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.70	$11.42	$11.33	$10.70	$9.97
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.04)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	(4.35)	1.53	1.48	1.11	0.79

Total from investment operations	(4.40)	1.49	1.42	1.05	0.73
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	0.18	1.21	1.33	0.42	—

Total distributions	0.18	1.21	1.33	0.42	—

Net asset value, end of period	$7.12	$11.70	$11.42	$11.33	$10.70

Total return (%)	(37.61)	13.17	12.42	9.75	7.32
Ratios to average daily net assets (%):
Expenses	1.17	1.22	1.17	1.15	1.17
Net investment income (loss)	(0.54)	(0.35)	(0.49)	(0.60)	(0.60)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$238,586	$369,644	$264,525	$253,599	$275,506
Portfolio turnover rate (%)	60	72	61	54	35

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William Blair Large Cap Growth Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$7.52	$6.88	$6.47	$6.24	$5.93
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(2.82)	0.65	0.43	0.25	0.35

Total from investment operations	(2.84)	0.64	0.41	0.23	0.31
Less distributions from:
Net investment income	— (a)	—	—	—	—
Net realized capital gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$4.68	$7.52	$6.88	$6.47	$6.24

Total return (%)	(37.76)	9.30	6.34	3.69	5.23
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.23	1.23	1.24	1.28	1.38
Expenses, before waivers and reimbursements	1.85	1.50	1.63	2.08	2.29
Net investment income (loss), net of waivers and reimbursements	(0.29)	(0.16)	(0.29)	(0.37)	(0.63)

Net investment income (loss), before waivers and reimbursements	(0.91)	(0.43)	(0.68)	(1.17)	(1.54)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$23,279	$33,667	$20,191	$16,888	$6,417
Portfolio turnover rate (%)	85	60	53	53	39

(a)	Distribution less than $0.01 per share.

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William Blair Small Cap Growth Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$23.30	$25.41	$23.76	$25.72	$21.83
Income (loss) from investment operations:
Net investment income (loss)	(0.19)	(0.33)	(0.29)	(0.30)	(0.30)
Net realized and unrealized gain (loss) on investments	(10.73)	(0.25)	3.65	0.64	6.20

Total from investment operations	(10.92)	(0.58)	3.36	0.34	5.90
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	0.59	1.53	1.71	2.30	2.01

Total distributions	0.59	1.53	1.71	2.30	2.01

Net asset value, end of period	$11.79	$23.30	$25.41	$23.76	$25.72

Total return (%)	(46.85)	(2.15)	14.12	1.18	27.24
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.50	1.49	1.48	1.49	1.49
Expenses, before waivers and reimbursements	1.50	1.49	1.48	1.49	1.46
Net investment income (loss), net of waivers and reimbursements	(1.05)	(1.24)	(1.14)	(1.23)	(1.27)
Net investment income (loss), before waivers and reimbursements	(1.05)	(1.24)	(1.14)	(1.23)	(1.24)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$401,627	$1,094,419	$1,261,174	$831,738	$771,209
Portfolio turnover rate (%)	135	97	105	80	109

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William Blair Mid Cap Growth Fund

	Years Ended December 31
	2008	2007	2006(a)
Net asset value, beginning of period	$11.35	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.87)	1.59	0.53

Total from investment operations	(3.94)	1.52	0.46
Less distributions from:
Net investment income	—	—	—
Net realized capital gain	— (d)	0.63	—

Total distributions	—	0.63	—

Net asset value, end of period	$7.41	$11.35	$10.46

Total return (%)(c)	(34.71)	14.62	4.60	(c)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.36	1.38	1.40	(b)
Expenses, before waivers and reimbursements	2.03	1.67	2.35	(b)
Net investment income (loss), net of waivers and reimbursements	(0.76)	(0.58)	(0.70	)(b)
Net investment income (loss), before waivers and reimbursements	(1.43)	(0.87)	(1.65	)(b)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$40,526	$45,393	$19,639
Portfolio turnover rate (%)(b)	76	66	56

(a)	For the period from February 1, 2006 (Commencement of Operations) to December 31, 2006.
(b)	Rates are annualized for periods that are less than a year.
(c)	Total return is not annualized for periods that are less than a year.
(d)	Distributions less than $0.01 per share.

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William Blair Small-Mid Cap Growth Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$13.10	$12.96	$12.40	$11.28	$9.94
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.12)	(0.11)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.91)	1.71	1.32	1.32	1.47

Total from investment operations	(4.94)	1.59	1.21	1.21	1.34
Less distributions from:
Net investment income	—	—	—	—	—
Net realized gain	— (a)	1.45	0.65	0.09	—

Total distributions	—	1.45	0.65	0.09	—

Net asset value, end of period	$8.16	$13.10	$12.96	$12.40	$11.28

Total return (%)	(37.71)	12.34	9.68	10.72	13.48
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.36	1.36	1.38	1.45	1.54
Expenses, before waivers and reimbursements	1.41	1.42	1.45	1.54	2.14
Net investment income (loss), net of waivers and reimbursements	(0.26)	(0.79)	(0.86)	(0.97)	(1.26)
Net investment income (loss), before waivers and reimbursements	(0.31)	(0.85)	(0.93)	(1.06)	(1.86)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$83,479	$124,501	$92,766	$70,211	$25,974
Portfolio turnover rate (%)	77	80	68	62	55

(a)	Distribution less than $0.01 per share.

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William Blair Global Growth Fund

	Years Ended December 31
	2008	2007(a)
Net asset value, beginning of period	$9.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	0.08	—
Net realized and unrealized gain (loss) on investments	(4.98)	(0.11)

Total from investment operations	(4.90)	(0.11)
Less distributions from:
Net investment income	0.03	—	(b)
Net realized gain	—	—

Total distributions	0.03	—

Net asset value, end of period	$4.96	$9.89

Total return (%)	(49.52)	(1.10	)(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.55	1.55	(e)
Expenses, before waivers and reimbursements	2.17	2.14	(e)
Net investment income (loss), net of waivers and reimbursements	0.98	(0.08	)(e)
Net investment income (loss), before waivers and reimbursements	0.36	(0.67	)(e)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$28,005	$45,576
Portfolio turnover rate (%)	124	63	(e)

(a)	For the period from October 15, 2007 (Commencement of Operations) to December 31, 2007.
(b)	Distribution less than $0.01 per share.
(c)	Excludes $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the year 2007.
(d)	Total return is not annualized for periods less then a year.
(e)	Rates are annualized for periods that are less than a year.

97

William Blair International Growth Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$29.12	$27.70	$25.22	$22.09	$18.65
Income (loss) from investment operations:
Net investment income (loss)(a)	0.29	0.12	0.05	0.15	(0.02)
Net realized and unrealized gain (loss) on investments	(15.54)	4.77	5.71	4.60	3.47

Total from investment operations	(15.25)	4.89	5.76	4.75	3.45
Less distributions from:
Net investment income	—	0.34	0.37	0.11	0.01
Net realized capital gain	0.75	3.13	2.91	1.51	—

Total distributions	0.75	3.47	3.28	1.62	0.01

Net asset value, end of period	$13.12	$29.12	$27.70	$25.22	$22.09

Total return (%)	(52.33)	18.13	23.06	21.65	18.48
Ratios to average daily net assets (%):
Expenses	1.39	1.40	1.42	1.42	1.47
Net investment income (loss)	1.29	0.38	0.19	0.16	(0.16)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$3,130,938	$8,048,654	$6,267,126	$4,551,077	$3,001,434
Portfolio turnover rate (%)	91	56	72	70	79

(a)	Excludes $(0.18), $0.09, $0.42, $0.37, $0.12 and $0.03 of PFIC mark to market which are treated as ordinary income for Federal income tax purposes for the years 2008, 2007, 2006, 2005 and 2004 respectively.

98

William Blair International Equity Fund

	Years Ended December 31
	2008	2007	2006	2005	2004(a)
Net asset value, beginning of period	$16.53	$15.21	$12.86	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	0.10	0.09	0.04	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(8.16)	2.55	2.52	1.54	1.37

Total from investment operations	(8.06)	2.64	2.56	1.53	1.33
Less distributions from:
Net investment income	—	0.14	0.19	—	—
Net realized gain	0.12	1.18	0.02	—	—

Total distributions	0.12	1.32	0.21	—	—

Net asset value, end of period	$8.35	$16.53	$15.21	$12.86	$11.33

Total return (%)	(48.75)	17.68	19.96	13.50	13.30	(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.45	1.45	1.46	1.48	1.50	(b)
Expenses, before waivers and reimbursements	1.45	1.47	1.56	1.81	2.96	(b)
Net investment income (loss), net of waivers and reimbursements	0.80	0.52	0.26	(0.33)	(0.77	)(b)
Net investment income (loss), before waivers and reimbursements	0.80	0.50	0.16	(0.66)	(2.23	)(b)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$228,486	$408,609	$297,716	$177,710	$9,689
Portfolio turnover rate (%)	92	70	83	127	108	(b)

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.
(c)	Excludes $(0.07), $0.01, $0.22, $0.33 and $0.02 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for years 2008, 2007, 2006, 2005 and 2004, respectively.
(d)	Total return is not annualized for periods that are less than one year.

99

William Blair International Small Cap Growth Fund

	Years Ended December 31
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$13.98	$13.37	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(7.22)	1.72	2.32	1.17

Total from investment operations	(7.24)	1.70	2.27	1.16
Less distributions from:
Net investment income	—	0.05	0.01	—
Net realized gain	0.12	1.04	0.05	—

Total distributions	0.12	1.09	0.06	—

Net asset value, end of period	$6.62	$13.98	$13.37	$11.16

Total return (%)	(51.82)	13.06	20.32	11.60
Ratios to average daily net assets (%)
Expenses, net of waivers and reimbursements	1.65	1.60	1.65	1.65	(c)
Expenses, before waivers and reimbursements	1.62	1.60	1.71	2.57	(c)
Net investment income (loss), net of waivers and reimbursements	(0.20)	(0.16)	(0.40)	(0.40	)(c)
Net investment income (loss), before waivers and reimbursements	(0.17)	(0.16)	(0.46)	(1.32	)(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$291,988	$401,459	$231,969	$50,534
Portfolio turnover rate (%)	78	88	109	127	(c)

(a)	For the period from November 1, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $(0.02), $0.05, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for years 2008, 2007, 2006 and 2005, respectively.
(c)	Rates are annualized for periods that are less than a year.

100

William Blair Emerging Markets Growth Fund

	Years Ended December 31
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$21.92	$19.42	$14.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.11	(0.10)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	(13.63)	7.23	5.41	4.26

Total from investment operations	(13.52)	7.13	5.37	4.25
Less distributions from:
Net investment income	—	0.09	0.01	—
Net realized gain	0.94	4.54	0.11	0.08

Total distributions	0.94	4.63	0.12	0.08

Net asset value, end of period	$7.46	$21.92	$19.42	$14.17

Total return (%)	(61.71)	37.75	37.90	42.52	(d)
Ratios to average daily net assets (%)
Expenses, net of waivers and reimbursements	1.67	1.65	1.65	1.55	(c)
Expenses, before waivers and reimbursements	1.65	1.69	1.78	1.91	(c)
Net investment income (loss), net of waivers and reimbursements	0.65	(0.45)	(0.22)	(0.11	)(c)
Net investment income (loss), before waivers and reimbursements	0.67	(0.49)	(0.35)	(0.47	)(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$385,588	$1,165,854	$813,649	$249,348
Portfolio turnover rate (%)	118	100	113	77	(c)

(a)	For the period from June 6, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $(0.09), $0.21, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for years ended 2008, 2007, 2006 and 2005, respectively.
(c)	Rates are annualized for periods that are less than a year.
(d)	Total return is not annualized for periods that are less than one year.

101

William Blair Value Discovery Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.31	$16.27	$14.95	$22.70	$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.02	0.03	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(3.02)	(0.96)	3.22	0.14	2.68

Total from investment operations	(2.93)	(0.94)	3.25	0.12	2.67
Less distributions from:
Net investment income	0.05	—	0.01	—	—
Net realized capital gain	—	4.02	1.92	7.87	2.65

Total distributions	0.05	4.02	1.93	7.87	2.65

Net asset value, end of period	$8.33	$11.31	$16.27	$14.95	$22.70

Total return (%)	(25.85)	(5.54)	21.78	0.49	12.05
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.29	1.33	1.34	1.34	1.34
Expenses, before waivers and reimbursements	1.82	1.66	1.75	1.64	1.48
Net investment income (loss), net of waivers and reimbursements	0.84	0.10	0.21	(0.22)	(0.06)
Net investment income (loss), before waivers and reimbursements	0.31	(0.23)	(0.20)	(0.52)	(0.20)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$36,249	$47,118	$146,777	$70,439	$246,176
Portfolio turnover rate (%)	87	102	162	125	50

102

William Blair Bond Fund

	Years Ended December 31
	2008	2007(a)
Net asset value, beginning of period	$10.07	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.47	0.31
Net realized and unrealized gain (loss) on investments	(0.31)	0.02

Total from investment operations	0.16	0.33
Less distributions from:
Net investment income	0.41	0.26
Net realized gain	—	—

Total distributions	0.41	0.26

Net asset value, end of period	$9.82	$10.07

Total return (%)	1.64	3.38	(b)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.65	0.65	(c)
Expenses, before waivers and reimbursements	2.47	0.81	(c)
Net investment income (loss), net of waivers and reimbursements	4.69	4.80	(c)
Net investment income (loss), before waivers and reimbursements	2.87	4.64	(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$74,613	$68,483
Portfolio turnover rate (%)	52	38	(c)

(a)	For the period from May 1, 2007 (Commencement of Operations) to December 31, 2007.
(b)	Total return is not annualized for periods that are less than a year.
(c)	Rates are annualized for periods less than a year.

103

William Blair Income Fund

	Years Ended December 31
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.29	$9.74	$9.83	$10.19	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.45	0.44	0.47	0.52
Net realized and unrealized gain (loss) on investments	(0.59)	(0.35)	(0.04)	(0.30)	(0.26)

Total from investment operations	(0.22)	0.10	0.40	0.17	0.26
Less distributions from:
Net investment income	0.38	0.55	0.49	0.53	0.50
Net realized capital gain	—	—	—	—	—

Total distributions	0.38	0.55	0.49	0.53	0.50

Net asset value, end of period	$8.69	$9.29	$9.74	$9.83	$10.19

Total return (%)	(2.46)	1.08	4.25	1.71	2.61
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.90	0.79	0.74	0.73	0.78
Expenses, before waivers and reimbursements	0.93	0.81	0.80	0.73	0.78
Net investment income (loss), net of waivers and reimbursements	4.38	4.73	4.54	4.09	4.12
Net investment income (loss) before waivers and reimbursements	4.35	4.71	4.48	4.09	4.12
Supplemental data:
Net assets at end of year (in thousands)	$140,435	$204,630	$297,077	$310,496	$294,084
Portfolio turnover rate (%)	38	34	33	41	43

104

William Blair Ready Reserves Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Total from investment operations	0.02	0.05	0.04	0.03	0.01
Less distributions from:
Net investment income	0.02	0.05	0.04	0.03	0.01

Total distributions	0.02	0.05	0.04	0.03	0.01

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	2.20	4.75	4.47	2.62	0.80
Ratios to average daily net assets (%):
Expenses	0.60	0.63	0.63	0.64	0.65
Net investment income	2.12	4.63	4.38	2.57	0.80
Supplemental data:
Net assets at end of period (in thousands)	$1,841,189	$1,399,537	$1,195,593	$1,091,854	$1,092,940

105

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year. Financial statements and the report of independent registered public accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-5850) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at www.williamblairfunds.com.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds

May 1, 2009

Investment Company Act File No.: 811-5344

106

WILLIAM BLAIR FUNDS

EQUITY

GLOBAL EQUITY

- Global Growth Fund

INTERNATIONAL EQUITY

FIXED-INCOME

- Bond Fund
- Income Fund

MONEY MARKET

- Ready Reserves Fund

WILLIAM BLAIR FUNDS

222 West Adams Street
Chicago, IL 60606
800.742.7272 • www.williamblairfunds.com

©William Blair & Company, L.L.C., distributor

WILLIAM BLAIR FUNDS

CLASS I PROSPECTUS

MAY 1, 2009

May 1, 2009

William Blair Funds

CLASS I SHARES PROSPECTUS

Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Mid Cap Growth Fund

Small-Mid Cap Growth Fund

Global Growth Fund

International Growth Fund

International Equity Fund

International Small Cap Growth Fund

Emerging Markets Growth Fund

Emerging Leaders Growth Fund

Value Discovery Fund

Bond Fund

Income Fund

CLASS N SHARES

Ready Reserves Fund

This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

ii

WILLIAM BLAIR GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. For purposes of this Fund, William Blair & Company, L.L.C. (the “Advisor”) seeks growth opportunities by investing in large capitalization (“large cap”), medium capitalization (“mid cap”) and small capitalization (“small cap”) domestic companies in varying proportions but that typically have a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Growth Index. Securities of companies whose market capitalization falls outside of this range after purchase may continue to be held in the Fund. The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indices. The size of companies in the Russell 3000® Growth Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Growth Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also purchase stocks in companies with business characteristics and growth prospects of companies in the Russell 3000® Growth Index, but that may have a market capitalization outside the range of companies included in the index.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and more speculative than the securities of large cap companies. In addition, small cap and mid cap companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.(1)    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 19.25% (4Q99)	Lowest Quarterly Return (25.07)% (4Q08)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000 through 2008 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent nine years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
Growth Fund
Return Before Taxes	(37.35)%	(1.04)%	(1.68)%
Return After Taxes on Distributions	(37.57)%	(1.88)%	(2.88)%
Return After Taxes on Distributions and Sale of Fund Shares	(23.99)%	(0.72)%	(1.38)%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.44)%	(3.33)%	(4.01)%
S&P 500® (reflects no deduction for fees, expenses or taxes)**	(37.00)%	(2.19)%	(1.38)%

*

The Russell 3000® Growth Index is an unmanaged index consisting of large cap, mid cap and small cap companies with above average price-to-book ratios and forecasted growth rates. The index is weighted by market capitalization and large cap/mid cap/small cap companies make up approximately 80%/15%/5% of the index.

**	The Standard & Poor’s 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.10%

Total Annual Fund Operating Expenses	0.85%	(1)

(1)	Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$271	$471	$1,049

WILLIAM BLAIR LARGE CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large cap quality domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks that measure the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the smallest capitalized company included in the Index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to large cap companies, but that have a market capitalization below the market cap of the smallest member of the Russell 1000® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 16.21% (4Q01)	Lowest Quarterly Return (23.68)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund**
Large Cap Growth Fund
Return Before Taxes	(37.56)%	(4.44)%	(7.85)%
Return After Taxes on Distributions	(37.56)%	(4.44)%	(7.85)%
Return After Taxes on Distributions and Sale of Fund Shares	(24.42)%	(3.72)%	(6.31)%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.44)%	(3.42)%	(7.63)%

*	The Russell 1000® Growth Index is an unmanaged index of large cap companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.80%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.41%

Total Annual Fund Operating Expenses (without waiver)	1.21%	(1)
Advisor’s Expense Waiver	0.23%

Net Expenses (with waiver)	0.98%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the operating expenses for the Fund’s Class I shares to 0.98% of the average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$361	$643	$1,446

WILLIAM BLAIR SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the largest capitalized company included in the Index. The Fund also invests in securities of micro-cap companies (i.e., those with market capitalizations of $300 million or less at the time of the Fund’s investment). To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund’s portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies are volatile and less liquid than securities of large cap companies. In addition, small cap companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund’s effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 49.66% (1Q00)	Lowest Quarterly Return (29.84)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the period ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Small Cap Growth Fund
Return Before Taxes	(46.70)%	(4.98)%	6.69%
Return After Taxes on Distributions	(47.21)%	(6.22)%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares	(40.18)%	(4.14)%	5.90%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)*	(38.54)%	(2.35)%	(4.15)%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)**	(33.79)%	(0.93)%	1.64%

*	The Russell 2000® Growth Index is an unmanaged composite of small cap companies with above average price-to-book ratios and forecasted growth rates.
**	The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index.
***	The Fund’s inception was on December 27, 1999.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.10%

Total Annual Fund Operating Expenses	1.20%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses to limit the operating expenses for the Fund’s Class I shares to 1.25% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:     This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

WILLIAM BLAIR MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies in the Index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies are more volatile and less liquid than securities of large cap companies. In addition, mid cap companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar years since the Fund started.

Highest Quarterly Return 7.23% (2Q07)	Lowest Quarterly Return (22.49)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund**
Mid Cap Growth Fund
Return before taxes	(34.50)%	(7.75)%
Return After Taxes on Distributions	(34.50)%	(8.15)%
Return After Taxes on Distributions and Sale of Fund Shares	(22.43)%	(6.55)%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)*	(44.32)%	(13.84)%

*	The Russell Mid Cap® Growth Index is an index that is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.
**	The Fund’s inception was on February 1, 2006.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.95%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.28%

Total Annual Fund Operating Expenses (without waiver)	1.23%	(1)
Expense Waiver	0.12%

Net Expenses (with waiver)	1.11%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses to limit the Fund’s Class I operating expenses to 1.11% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$378	$664	$1,478

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the largest capitalized company included in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies are more volatile and less liquid than securities of large cap companies. In addition, small cap and mid cap companies may be traded in low volumes, which can increase volatility.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 11.96% (1Q06)	Lowest Quarterly Return (23.28)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund**
Small-Mid Cap Growth Fund
Return Before Taxes	(37.54)%	(0.49)%	(0.60)%
Return After Taxes on Distributions	(37.54)%	(1.06)%	(1.18)%
Return After Taxes on Distributions and Sale of Fund Shares	(24.40)%	(0.33)%	(0.43)%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)*	(41.50)%	(2.24)%	(2.35)%

*	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with above average price-to-book ratios and forecasted growth rates.
**	The Fund’s inception was on December 29, 2003.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.17%

Total Annual Fund Operating Expenses (without waiver)	1.17%	(1)
Expense Waiver	0.06%

Net Expenses (with waiver)	1.11%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.11% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or waive expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$366	$638	$1,415

WILLIAM BLAIR GLOBAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Global Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the Morgan Stanley Capital International (“MSCI”) All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because securities held by the Fund may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year since the Fund started.

Highest Quarterly Return 2.35% (2Q08)	Lowest Quarterly Return (28.27)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
Global Growth Fund
Return Before Taxes	(49.41)%	(43.21)%
After Taxes on Distributions	(49.67)%	(43.46)%
After Tax on Distributions and Sale of Fund Shares	(32.11)%	(36.50)%
MSCI ACW IMI (net) (reflects no deduction for fees, expenses or taxes)*	(42.34)%	(38.67)%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses or taxes)**	(41.85)%	(38.06)%

*	The MSCI ACW IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
**	The MSCI All Country World Index (gross) is an index designed to measure equity performance in the global market.
***	The Fund’s inception was on October 15, 2007.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Index (gross) to the MSCI ACW IMI (net). There are two primary reasons for the change. First, the MSCI ACW IMI (net) represents a broader range of markets then the MSCI All Country World Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries, the Fund is a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses(1)	0.74%

Total Annual Fund Operating Expenses (without waiver)	1.74%	(2)
Expense Waiver	0.44%

Net Expenses (with waiver)	1.30%

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.30% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on October 15, 2007, for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$505	$903	$2,015

WILLIAM BLAIR INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should only consider it for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.(1)    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 42.89% (4Q99)	Lowest Quarterly Return (26.49)% (3Q08)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000 through 2008 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent nine years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
International Growth Fund
Return Before Taxes	(52.17)%	0.27%	6.75%
Return After Taxes on Distributions	(52.56)%	(0.91)%	5.30%
Return After Taxes on Distributions and Sale of Fund Shares	(33.41)%	0.60%	5.86%
MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)*	(45.99)%	2.61%	2.26%
MSCI All Country World Ex-U.S. Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	3.00%	2.27%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.08%

Total Annual Fund Operating Expenses	1.08%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.20% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses there after. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$343	$595	$1,317

WILLIAM BLAIR INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex.-U.S. Investable Market Index (IMI) (net). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 11.04% (4Q04)	Lowest Quarterly Return (27.09)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the period ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund***
International Equity Fund
Return Before Taxes	(48.61)%	(1.26)%
Return After Taxes on Distributions	(48.73)%	(1.76)%
Return After Taxes on Distributions and Sale of Fund Shares	(31.47)%	(1.03)%
MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses and taxes)*	(45.99)%	2.91%
MSCI All Country World Ex-U.S. Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	3.42%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.
***	The Fund’s inception was on May 24, 2004.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund.

However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.07%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.15%

Total Annual Fund Operating Expenses (without waiver)	1.22%	(1)
Expense Waiver	0.02%

Net Expenses (with waiver)	1.20%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.20% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$385	$668	$1,476

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small companies. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of small cap companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 14.16% (1Q06)	Lowest Quarterly Return (29.31)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
International Small Cap Growth Fund
Return Before Taxes	(51.56)%	(9.07)%
Return After Taxes on Distributions	(51.69)%	(9.69)%
Return After Taxes on Distributions and Sale of Fund Shares	(33.35)%	(7.50)%
MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses and taxes)*	(50.23)%	(7.91)%
MSCI World Ex-U.S. Small Cap Index (gross) (reflects no deduction for fees, expenses and taxes)**	(47.79)%	(9.92)%

*	The MSCI All Country World Ex-U.S. Small Cap Index (net) is a free float-adjusted market capitalization weighted index designed to measure equity performance of small cap stocks in developed and emerging markets excluding the United States.
**	The MSCI World Ex-U.S. Small Cap Index (gross) is an unmanaged index that is designed to measure equity performance of small cap stocks in developed markets excluding the United States.
***	The Fund’s inception was on November 1, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI World Ex-U.S. Small Cap Index (gross) to the MSCI All Country World Ex-U.S. Small Cap Index (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. Small Cap Index (net) represents a broader range of markets than the MSCI World Ex-U.S. Small Cap Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses(1)	0.28%

Total Annual Fund Operating Expenses	1.28%	(2)

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.40% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

WILLIAM BLAIR EMERGING MARKETS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities. The Fund invests in securities issued by companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities, including common stocks, of companies in emerging markets that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends in emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities of emerging markets’ companies, the primary risk is that the value of the securities it holds might decrease in response to the activities of those companies or markets and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities in emerging markets may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. The Fund also may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 23.68% (3Q05)	Lowest Quarterly Return (32.67)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
Emerging Markets Growth Fund
Return Before Taxes	(61.60)%	1.24%
Return After Taxes on Distributions	(62.44)%	(0.61)%
Return After Taxes on Distributions and Sale of Fund Shares	(39.39)%	1.45%
MSCI Emerging Markets Investable Markets Index (IMI) (net) (reflects no deduction for fees, expenses and taxes)*	(53.78)%	2.54%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses or taxes)**	(53.18)%	3.25%

*	The MSCI Emerging Markets IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.
**	The MSCI Emerging Markets Index (gross) is an index that is designed to measure equity performance in the global emerging markets.
***	The Fund’s inception was on June 6, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI Emerging Markets Index (gross) to the MSCI Emerging Markets IMI (net). There are two primary reasons for the change. First, the MSCI Emerging Markets IMI (net) represents a broader range of capitalization than the MSCI Emerging Markets Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund.

However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses(1)	0.29%	(1)

Total Annual Fund Operating Expenses	1.39%	(2)

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.45% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$142	$440	$761	$1,669

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities, including common stocks, of companies in emerging markets with a total market capitalization of at least $3 billion at the time of the Fund’s investment that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends in emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities of emerging markets’ companies, the primary risk is that the value of the securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities in emerging markets may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY    The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	2.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.46%	(1)

Total Annual Fund Operating Expenses (without waiver)	1.56%	(2)
Expense Waiver	0.16%

Net Expenses (with waiver)	1.40%

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses at 1.40% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on March 26, 2008, for previously waived fees and/or reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$477	$835	$1,843

WILLIAM BLAIR VALUE DISCOVERY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments (e.g., securities convertible into common stocks)) of small cap companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the largest capitalized company included in the index. In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund’s investments will not meet all of the criteria.

MAIN RISKS OF INVESTING:    Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns(1).    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten years.

Highest Quarterly Return 25.31% (2Q03)	Lowest Quarterly Return (23.24)% (4Q08)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000 through 2008 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent nine years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
Value Discovery Fund
Return Before Taxes	(25.77)%	(0.62)%	6.07%
Return After Taxes on Distributions	(26.04)%	(3.88)%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares	(16.76)%	(0.77)%	5.11%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)*	(28.92)%	0.27%	6.11%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)**	(33.79)%	(0.93)%	3.02%

*	The Russell 2000® Value Index is an unmanaged composite of small cap companies with below average price-to-book ratios and forecasted growth rates.
**

The Russell 2000® Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.

FEES AND EXPENSES:    This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another William Blair Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

Redemption fee on shares held 60 days or less	1.00%
Redemption fee on shares held 61 days or more	None

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.47%

Total Annual Fund Operating Expenses (without waiver)	1.57%	(1)
Advisor’s Expense Waiver	0.48%

Net Expenses (with waiver)	1.09%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 1.09% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$449	$810	$1,827

WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests in U.S. dollar denominated securities. The broad sectors represented in the portfolio include government securities, corporate debt securities issued by domestic and foreign companies, mortgage-backed securities and asset-backed securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. The Fund may also invest no more than 10% of the Fund’s net assets in below investment grade securities.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

For information on the Fund’s duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Bond Fund—Goal and Principal Strategies.”

The Fund will provide shareholders with at least 60 days prior notice of any change in its policy to invest 80% of net assets in bonds.

MAIN RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund may invest in Rule 144A securities, which are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated.

Highest Quarterly Return 2.47% (4Q07)	Lowest Quarterly Return (1.60)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund**
Bond Fund
Return Before Taxes	1.72%	3.12%
After Taxes on Distributions	(0.02)%	1.42%
After Tax on Distributions and Sale of Fund Shares	1.10%	1.68%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.24%	6.06%

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that represents the broad intermediate government, government agency, corporate and mortgage-backed bond market performance.
**	The Fund’s inception was on May 1, 2007.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.30%
Distribution (Rule 12b-1) Fee	None
Other Expenses(1)	0.41%	(1)

Total Annual Fund Operating Expenses (without waiver)	0.71%	(2)
Expense Waiver	0.21%

Net Expenses (with waiver)	0.50%

(1)	“Other Expenses” include a shareholder administration fee of 0.15%.
(2)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 0.50% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on May 1, 2007, for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$206	$374	$863

WILLIAM BLAIR INCOME FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES:    The Fund seeks to outperform the Barclays Capital Intermediate Government/Credit Bond Index. The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund’s investments are subject to certain maturity and duration restrictions.

For further information on maturity and duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Income Fund—Goal and Principal Strategies.”

MAIN RISKS OF INVESTING:     The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund invests in Rule 144A securities, which are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.(1) The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 4.22% (3Q01)	Lowest Quarterly Return (3.75)% (3Q08)

(1)	The Class I shares were first publicly offered in 1999. The performance shown for 2000 through 2008 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund’s Class N shares.

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent nine years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund’s Class N shares.

	1 Year	5 Years	10 Years
Income Fund
Return Before Taxes	(2.26)%	1.61%	3.76%
Return After Taxes on Distributions	(3.98)%	(0.26)%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares	(1.46)%	0.31%	1.92%
Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)*	5.08%	4.21%	5.42%

*	The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.54%
Distribution (Rule 12b-1) Fees	None
Other Expenses (without waiver)	0.18%

Total Annual Fund Operating Expenses (without waiver)	0.72%	(1)
Expense Waiver	0.02%

Net Expenses (with waiver)	0.70%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Class I operating expenses to 0.70% of average daily assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$228	$399	$893

WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Advisor to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY:     The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class N Shares).    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 1.52% (3Q00)	Lowest Quarterly Return 0.12% (3Q04)

Average Annual Total Returns.    The following table compares the Fund’s Class N average annual total returns for the periods ended December 31, 2008 to a broad measure of market performance.

	1 Year	5 Years	10 Years
Ready Reserves Fund	2.20%	2.96%	3.08%
AAA Rated Money Market Funds*	2.12%	2.83%	3.04%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by iMoneyNet. Expenses are not included.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.24%
Service Fee(1)	0.35%
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.60%	(2)

(1)	The Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average daily net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (“FINRA”)) does not exceed 0.25% of the average annual net assets attributable to Class N shares.
(2)	Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund, except the Ready Reserves Fund, is intended for long-term investors. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings.    A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

WILLIAM BLAIR GROWTH FUND

Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. For purposes of this Fund, the Advisor seeks growth opportunities by investing in large cap, mid cap and small cap companies in varying proportions but that typically have a market capitalization, at the time of purchase, no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Growth Index. Securities of companies whose market capitalization falls outside of this range after purchase may continue to be held in the Fund. The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth indices. The size of companies in the Russell 3000® Growth Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Growth Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also purchase stocks in companies with business characteristics and growth prospects of companies in the Russell 3000® Growth Index, but which may have a market capitalization outside the range of the index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor typically will invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements, preferred stocks, convertible securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is co-managed by David C. Fording and John F. Jostrand. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place routinely among the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

David C. Fording, a principal of William Blair & Company, L.L.C., joined William Blair in November of 2005 as a co-portfolio manager of the Investment Management Department’s Institutional All Cap Growth Team and has co-managed the Fund since 2006. He joined the firm from TIAA-CREF Investment Management, Inc. where he spent 10 years, most recently as a co-portfolio manager of the TIAA-CREF Mid Cap Growth Fund Team (from 2003 to 2005). Previously, he was an equity analyst for TIAA-CREF responsible for covering media and entertainment stocks on a global basis. He was also a member of TIAA-CREF’s Large Cap Growth portfolio management team from 1997-99. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: BA, Tufts University; MBA, Stern School of Business, New York University.

John F. Jostrand, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., University of Missouri; M.B.A., University of Michigan.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR LARGE CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large cap quality domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks that measure the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the smallest capitalized company included in the index. To a limited extent (i.e., with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Index.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Return on equity.    The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

Conservative financial policies and accounting practices.    The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities repurchase agreements, preferred stocks, convertible securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by James S. Golan, John F. Jostrand and Tracy McCormick. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him or her to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

James S. Golan, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2005. He joined William Blair in 2000 as a research analyst. In 2005, he joined the U.S. Equities Large Cap Growth and All Cap Growth Teams as a portfolio manager. He is also a member of the financial, technology and industrial research teams. Previously, he was a research analyst with Citigroup Global Asset Management and Scudder Kemper Investments. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.A., DePauw University; M.B.A., Northwestern University.

John F. Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department’s Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that, he was with Boatmen’s National Bank for five years as an Assistant Trust Officer, equity fund manager and research analyst. He is a past president of the Pilgrim Village Board of Trustees. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., University of Missouri; M.B.A., University of Michigan.

Tracy McCormick, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2008. She began her career in the securities industry in 1979 and joined William Blair in 2003. Since 2003, she has served as a portfolio manager to institutional and individual accounts and has been a member of William Blair’s healthcare and technology research teams. Before joining the firm, Tracy managed individual portfolios and a mid cap institutional growth product at Northern Trust and served as a managing director at Scudder Kemper Investments. While at Scudder Kemper, Tracy managed several products, including the Kemper Blue Chip and Kemper Technology Funds. She also has extensive experience as a securities analyst with coverage in the technology, aerospace/defense, REITs, telecom services, media and industrials sectors. Currently, she is a member of Children’s Home and Aid Metro Board. Education: B.A. Accounting, Michigan State University; M.B.A. Finance, Michigan State University.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the largest capitalized company included in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small cap companies, but that may have market capitalizations above the market capitalization of the largest member of the Russell 2000® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty relative to its competition.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 20% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is co-managed by Michael P. Balkin and Karl W. Brewer.

These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings typically take place routinely between the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to conduct the appropriate research.

Michael P. Balkin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management. Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005. Education: B.A. Northwestern University.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department’s Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no larger than the largest capitalization company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and/or its customers. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name, unique corporate assets or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, real estate investment trusts, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Mid Cap Growth Fund is co-managed by Robert C. Lanphier IV and David P. Ricci. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the two Fund managers. Informal meetings take place routinely among the two members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-manager to agree that the Fund should own that stock.

Robert C. Lanphier IV, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2006. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

David P. Ricci, a principal of William Blair & Company L.L.C., has co-managed the Fund since its inception in 2006. He has been with the firm since February 1994 when he started as a research analyst for the Consumer/Retail sell-side research effort at William Blair. He was made group head in June 2001. He is a member of the Investment Management Department’s Mid Cap Growth Team. Previously, he was with Procter & Gamble, Melville, and spent 2 1/2 years as a strategy consultant at Bain & Company. Education: Sc.B., Brown University, Magna cum Laude; M.B.A., Harvard Business School.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND

Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the largest capitalized company included in the index. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company. The Advisor will typically invest in companies based on at least one of the following investment criteria. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

A leader in the field.    The company should be, or have the expectation of becoming, a significant provider in the primary markets it serves.

Unique or specialty company.    The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition.

Quality products or services.    The company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty relative to its competition.

Marketing capability.    The company should have a distinctive capability in sales, service or distribution relative to its competition.

Value to customer.    The prices of the company’s products or services should be based upon their value to the customer, rather than their production cost.

Industry growth.    The company participates in an industry expected to grow rapidly due to economic factors or technological change.

Strong management.    The company should have management with a proven track record.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities, repurchase agreements and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small-Mid Cap Growth Fund is co-managed by Karl W. Brewer, Robert C. Lanphier IV and Matthew A. Litfin. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department’s Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Robert C. Lanphier IV, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2003. He began with the firm in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department’s Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Matthew A. Litfin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2009. He has been with William Blair since 1997 when he started as a sell-side Research Analyst. He led the firm’s sell-side Business Services equity research effort from 2005 to 2007. He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team. Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co. Education: B.S., University of Tennessee; M.B.A., Harvard University.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR GLOBAL GROWTH FUND

Goal and Principal Strategies

The William Blair Global Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not less than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various global securities markets should decrease the degree to which events in any one country affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world, including emerging markets. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World IMI (net) in emerging markets. Currently emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (See the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed-delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Global Growth Fund is co-managed by W. George Greig and Kenneth J. McAtamney. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the Global Growth Fund, he is a portfolio manager of the International Growth Fund, Institutional International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Kenneth J. McAtamney, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined the Advisor’s Investment Management department in 2005 as an international stock analyst. In addition to co-managing the Fund, he is responsible for analysis of the international Industrial sector. He also serves as Director of Research for the International Investment Team. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S. and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index IMI (net) in emerging markets. Emerging market companies are companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities, and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Growth Fund is managed by W. George Greig. He is supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the International Growth Fund, he is a portfolio manager of the Global Growth Fund, Institutional International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex-U.S. IMI (net). To a limited extent, the Fund may also invest in small cap companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets. Emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 1996. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the International Equity Fund, he is a portfolio manager of the Global Growth Fund, International Growth Fund, Institutional International Growth Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the Fund and associated separate account portfolios, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair International Small Cap Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund primarily invests in a diversified portfolio of common stocks of small cap companies. Additionally, the Fund primarily invests in companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its nets assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Small Cap Growth Fund is managed by Jeffrey A. Urbina. He is supported by a team of research analysts.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the International Small Cap Growth Fund, he is co-manager of the William Blair Emerging Markets Growth Fund, the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about Mr. Urbina, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Goal and Principal Strategies

The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by growth companies in emerging economies worldwide. Equity securities include securities convertible into, exchangeable for or having the right to buy common stocks. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

The Fund normally will allocate its investments among not less than six different countries and will not be concentrated in any particular industry. No more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. In addition, the Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Emerging Markets Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the firm in 2000 and has co-managed the Fund since its inception in 2005. In addition to the Emerging Markets Growth Fund, he is also the co-manager of the William Blair Emerging Leaders Growth Fund and associated separate account portfolios. He is responsible for telecommunication services research for the William Blair international funds. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analysts designation and is a member of the CFA institute. Education: BBA and B.A., University of Wisconsin-Madison.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the Emerging Markets Growth Fund, he is portfolio manager of the William Blair International Small Cap Growth Fund and co-manager of the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. He was co-manager of the Fund’s predecessor fund. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris Bank N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Goal and Principal Strategies

The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation. The Fund pursues its objective by primarily investing in a diversified portfolio of equity securities issued by growth companies in emerging economies worldwide with a total market capitalization of at least $3 billion. Securities of companies whose market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Equity securities include securities convertible into, exchangeable for or having the right to buy common stocks. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

The Fund normally will allocate its investments among not less than six different countries and will not be concentrated in any particular industry. No more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000. He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy. In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios. In addition to his portfolio management responsibilities, Mr. McClone is responsible for telecommunication services for the William Blair international funds. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analyst designation and is a member of the CFA institute. Education: BBA and B.A., University of Wisconsin-Madison.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2008. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the Emerging Leaders Growth Fund, he is portfolio manager of the William Blair International Small Cap Growth Fund and a co-manager of William Blair Emerging Markets Growth Fund and separate account portfolios in each of these strategies. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR VALUE DISCOVERY FUND

Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of equity securities of small cap companies. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the largest capitalized company included in the index.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria:

Material Price/Value Disparity—whether the company’s current market value reflects a material discount from the Advisor’s estimate of the company’s intrinsic value.

Probable Expansion in Profitability—whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

Skilled and Committed Management—whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

Strong Capital Structure—whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

Positive Catalyst—the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund’s investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may also use options, futures, and other derivative instruments for hedging and risk management purposes as further described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is co-managed by Mark T. Leslie, David S. Mitchell and Chad M. Kilmer. These three individuals are responsible for investment strategy, asset allocation, portfolio construction, the majority of research of companies in the Fund’s portfolio of investments and security selection.

All portfolio decisions regarding stock selection and portfolio construction are made jointly by the three Fund managers. Informal meetings take place routinely among the three members of this management team. It is from these frequent meetings that the portfolio is constructed. Each team member is responsible for sponsoring a stock for inclusion in the portfolio, and it is up to him to gather research from the resources available. Ultimately, each manager must then convince the other co-managers to agree that the Fund should own that stock.

Mark T. Leslie, a principal of William Blair & Company, L.L.C., joined William Blair in 2005 as co-manager of the Fund. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 1997 to 2005 in various capacities, including the manager of the First American Funds Small Cap Value Fund and managing institutional portfolios. He began his career in the financial industry in 1990 and started portfolio management in 1998. Previously, he was a research analyst at Dain Bosworth and an investment associate at Investment Advisers Inc. He has the Charted Financial Analyst designation. Education: B.S., Business Administration, University of New Hampshire;

David S. Mitchell, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 1996. He joined William Blair in 1996 as a small cap value portfolio manager. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD’s Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Reading in Motion, which partners with teachers to improve urban children’s language arts and learning skills through the arts. He has the Charted Financial Analyst designation. Education: B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management;

Chad M. Kilmer, an associate with William Blair & Company, L.L.C., joined William Blair in 2006 as a co-manager of the Fund. Prior to joining William Blair, he was employed by US Bancorp Asset Management from 2004 to 2006 in various capacities, including small cap value equity portfolio management and buy-side research. Previously, he was an investment analyst at Gabelli Woodland Partners, a subsidiary of Gabelli Asset Management. He has the Charted Financial Analyst designation. Education: B.S.B., University of Minnesota; M.B.A., Yale University School of Management.

The Statement of Additional Information provides additional information about the portfolio managers including their compensation, other accounts they manage and their ownership of securities in the Fund.

WILLIAM BLAIR BOND FUND

Goal and Principal Strategies

The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index (the “Benchmark”) by maximizing total return through a combination of income and capital appreciation.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following:

Obligations of or Guaranteed by the U.S. Government, its agencies or instrumentalities;

Corporate Debt Securities issued by domestic or foreign companies; and

Mortgage-Backed Securities and Asset-Backed Securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”).

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Benchmark. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective. The Fund’s investments may have variable rates of interest.

Investment Process

The Advisor seeks to outperform the total return of the Benchmark through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark.

Additional Strategies

No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

When consistent with the Fund’s investment goal, the Fund may also buy or sell options or futures, or enter into credit default swaps and interest rate transactions (collectively “Derivatives”). The Fund typically uses Derivatives as a substitute to taking a position in the underlying asset and/or as part of a strategy designed to reduce the Fund’s exposure to other risks, such as interest rate risk. The use of Derivatives is highly specialized. The use of Derivatives can result in losses that substantially exceed the initial amount paid or received by the Fund. Some of the Derivatives used by the Fund may be private contracts in which there is a risk of loss in the event of a counterparty’s default. The Derivatives used by the Fund may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying security. The Statement of Additional Information contains more information on the Fund’s use of Derivatives and the associated risks.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual market or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, repurchase agreements, and when-issued and delayed delivery securities, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Prohibited Investments

The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Portfolio Management

The Bond Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR INCOME FUND

Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund’s assets will be invested in the following:

U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of “A-” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations (“Rating Organizations”): Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.;

Obligations of or Guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A-” or better, or an equivalent rating, by one of the Rating Organizations; and

Commercial Paper obligations rated within the highest grade by one of the Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund’s total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least “A-” quality and provided that the comparable debt of the issuer has a rating of at least “A-” or its equivalent by one of the three Ratings Organizations; and (2) debt securities that are rated “BBB-” (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB-” and, in the event that a security held by the Fund is downgraded below “BBB-” (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2002. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in June 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the Board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

WILLIAM BLAIR READY RESERVES FUND

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, LLC., has managed or co-managed the Fund since 2003. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in June 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the Board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Market	Small Cap Stocks	New Companies	IPO	Private Placement	Liquidity	Foreign Investments	Emerging Markets	Geograhic	Derivatives	Operating Expenses	Temporary Defense Position	Interest Rate	Credit	Mortgage Backed/ Asset Backed Securities	Income
Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Large Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Mid Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Small-Mid Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Global Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Equity Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging Markets Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging Leaders Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Value Discovery Fund	✓	✓	✓	✓	✓	✓	✓			✓		✓
Bond Fund	✓				✓	✓	✓			✓		✓	✓	✓	✓	✓
Income Fund	✓				✓	✓	✓					✓	✓	✓	✓	✓
Ready Reserves Fund					✓	✓	✓					✓	✓	✓	✓	✓

Equity Funds General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease.

Market Risk.    Except for the Ready Reserves Fund, which values its assets using the amortized cost method, the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Small Cap Stock Risk.    Stocks of small cap companies involve greater risk than those of larger, more established companies. This is because small cap companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Small cap companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, each of the Funds that invest in small cap stocks may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Funds, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small cap companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Company Risk.    For purposes of the Funds, new companies are companies with continuous operations of three years or less. New companies, many of which will be small cap companies, may have inexperienced management, limited access to capital and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment or fierce competition.

Initial Public Offering (“IPO”) Risk.    A Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. A Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When a Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance.

Private Placement Risk.    A Fund may invest in private placements. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund. Securities subject to liquidity risk in which a Fund may invest include private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect a Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Geographic Risk.    Although the Funds investing primarily in foreign securities currently intend to maintain geographic diversification, the Funds have the flexibility to invest no more than 50% (65% for Global Growth Fund) of their equity securities in securities of issuers in any one country. To the extent that a Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes a Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Derivatives Risk.    The risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose a Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to a Fund. The use of derivatives by a Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Operating Expenses.    The Funds investing primarily in foreign securities are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities because expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Federal Income Taxes.”)

Temporary Defensive Position.    A Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, a Fund will remain fully invested, and the Advisor will not attempt to time the market. However, for temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of a Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by a Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. A Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Credit Risk.    The value of a Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity. However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which a Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which a Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. For a description of ratings, see Appendix B in the Statement of Additional Information.

The Bond Fund’s investments in below investment grade securities may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Mortgage-Backed/Asset-Back Securities Risk.    The value of a Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Income Risk.    Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. A Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2008, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. As of December 31, 2008, the firm had over 900 employees including approximately 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2008, the department managed over $26 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 38 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2008, each Fund was contractually obligated to pay the Advisor a monthly investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Growth Fund	0.75%
Large Cap Growth Fund	0.80%
Small Cap Growth Fund	1.10%
Mid Cap Growth Fund	0.95%
Small-Mid Cap Growth Fund	1.00%
Global Growth Fund	1.00%
International Growth Fund	1.00%	(1)
International Equity Fund	1.07%	(2)
International Small Cap Growth Fund	1.00%
Emerging Markets Growth Fund	1.10%
Emerging Leaders Growth Fund	1.10%
Value Discovery Fund	1.10%
Bond Fund	0.30%
Income Fund	0.54%	(3)
Ready Reserves Fund	0.24%	(4)

(1)	The International Growth Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million.
(2)	The International Equity Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $250 million.

(3)	The Income Fund pays an advisory fee at a rate of 0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.
(4)	The Ready Reserves Fund pays an advisory fee at a rate of 0.28% of the first $250 million of the Fund’s average daily net assets; plus 0.25% of the next $250 million of the Fund’s average daily net assets; plus 0.23% of the next $2 billion of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $2.5 billion.

As described in the Summary, the Advisor has entered into contractual agreements with the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund, the Value Discovery Fund, the Bond Fund and the Income Fund to waive a portion of its management fee and/or to absorb operating expenses to the extent necessary to limit each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee. For the Global Growth Fund, the Bond Fund and the Emerging Leaders Growth Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the applicable operating expense limitation. From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Ready Reserves Fund. These voluntary waivers or reimbursements may be terminated at any time of the option of the Advisor.

Board Considerations of Investment Management Agreement.     The Semi-Annual Report for the period ending June 30, 2009 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, Massachusetts 02171.

YOUR ACCOUNT

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

•

institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated;

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.;

•	for the Emerging Leaders Growth Fund only, clients with a brokerage account with William Blair & Company, L.L.C.;

•	clients of William Blair & Company, L.L.C. whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion;

•	tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor and its affiliates and rollover accounts from those plans;

•	investment companies managed by the Advisor that invest primarily in other investment companies; and

•	employees of the Advisor and their family purchasing directly from the Distributor.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds.

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to fees for sub-administration, sub-transfer agency or other services paid or payable by Class I shares of the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Growth Fund, the International Equity Fund, the Value Discovery Fund, and the Income Fund. For the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund, the Bond Fund and the Ready Reserves Fund, such revenue sharing payments are in addition to fees paid pursuant to the Shareholder Administration Agreements or the Service Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Funds. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Funds with “shelf space” or access to a third party platform, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs, allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.15% of the assets of the Funds serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving, this compensation may influence the intermediary’s recommendation of the Funds or availability of the Funds through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreements.    The Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund have entered into Shareholder Administration Agreements with the Advisor that provide for a fee of 0.15% of the average daily net assets of the Fund’s Class I shares to compensate the Advisor for shareholder administration services provided to each Fund in connection with Class I shares.

CLASS N SHARES OF READY RESERVES FUND

Class N shares of the Ready Reserves Fund are available only to investors who acquire the shares directly through the Trust’s distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an account, the subsequent minimum investment is $1.00. The Fund may accept smaller amounts under a group payroll deduction or similar plan. Investors investing through certain tax-qualified retirement plans and wrap fee programs may be subject to different, lower or no minimums. The minimum investment amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average daily net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by FINRA) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by FINRA.

HOW TO BUY SHARES (By Mail, By Wire or by Telephone)

Purchase Price.    All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Funds, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with the Funds’ investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Funds’ valuation policies. Call the Funds at 1-800-742-7272 if you would like to purchase shares of the Funds with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Funds.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in a Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Funds’ net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. The risks may be more pronounced for the Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

—	The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

—	To deter short-term and excessive trading, the William Blair domestic equity funds impose a 1.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase. The William Blair international funds impose a 2.00% redemption fee on shares redeemed (or exchanged) within 60 days of purchase.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders.

Some Fund shares are held through omnibus account arrangements, whereby a broker-dealer, investment adviser, retirement plan sponsor or other financial intermediary maintains an omnibus account with a Fund for trading on behalf of its customers. For such accounts, the Fund generally seeks to monitor trading activity at the omnibus level in an attempt to identify disruptive trades using certain thresholds. However, shareholders seeking to engage in short-term or excessive trading may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent short- term or excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. Also, the ability of the Funds and their agents to detect and curtail short-term and excessive trading practices may be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect short-term or excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Under agreements that the funds have entered into with intermediaries, the Funds may request transaction information from intermediaries at any time to determine whether there has been short-term trading by the intermediaries’ customers. The Funds will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the Funds as its request. If short-term trading is detected at the individual account or participant level, the Funds will request that the intermediary a) continue to monitor the individual or participant, b) issue the individual or participant a warning, or c) ban the individual or participant from making further purchases of that Fund. An intermediary may apply its own short-term trading policies and procedures, which may be more or less restrictive than the Funds’ policies and procedures. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Ready Reserves Fund.     The Fund is designed for liquidity needs and is not actively monitored for market-timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Fund reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account.    To open a new account for Class I shares of the Funds by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and completed application to the Distributor or William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional Class I shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the Fund name in which you are investing, your account number and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.     See “By Wire.”

Adding to an Account.    For Class I shares, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For Class N shares of the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class I shares by mail, send a written redemption request signed by all account owners to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, or the Distributor in the case of Class N shares of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.     For Class I shares, contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For Class N shares of the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed will be placed in your brokerage account.

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of Class N shares of the Ready Reserves Fund).

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $5,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes as a result of the redemption, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Redemption Fees.    The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term or excessive traders who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create significant additional transaction costs that are borne by all shareholders. For these reasons, the William Blair international and domestic equity funds assess a fee on redemptions (including exchanges) of Fund shares sold or exchanged within 60 days of purchase. The William Blair domestic equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase.

Redemption fees are paid to a Fund to help offset transaction costs and to protect a Fund’s long-term shareholders. A Fund will use the “first-in, first-out” (FIFO) method to determine the holding period for purposes of calculating a redemption fee. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

Redemption fees are intended to deter short-term and excessive trading, and thus may be waived in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to death or financial hardship; inadvertent purchase of the wrong Fund or share class (e.g., purchasing a retail fund when the shareholder intended to purchase an institutional fund); transactions to pay account fees funded by share redemptions; systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; non-participant initiated transfers, termination distributions, contributions and rollovers associated with shares held in a 401(k) plan; model realignments; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to allow the Funds to impose a redemption fee; and in other instances when a waiver is believed to be appropriate.

The redemption fee is applicable to shares held directly with a Fund and shares held through intermediaries, such as broker-dealers or plan administrators. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchases and sale transactions are generally netted against one another and placed on an aggregate basis; consequently, the identities of the individuals on whose behalf the transactions are placed generally are not known to a Fund. For this reason, the Funds have undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect the remit the proceeds to the Funds. However, there can be no assurance that intermediaries will properly track, calculate or remit the fee in accordance with the Funds’ requirements.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and are allowed to make an additional investment.

Special Redemption Methods for the Ready Reserves Fund.    In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to the Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

1. Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by BFDS. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when: (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

2. Automatic Redemption.    The Distributor has instituted an automatic redemption procedure available to Ready Reserves Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts that you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class I shares for Class I shares of another Fund or Class N shares of the Ready Reserves Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence, except that shareholders who purchase Class I shares of the Emerging Leaders Growth Fund solely because they have a brokerage account with William Blair & Company, L.L.C. may only exchange their Class I shares of the Emerging Leaders Growth Fund for Class N shares of another William Blair Fund. Class N shares of the Ready Reserves Fund may be exchanged for Class N shares of each Fund which are offered in a separate prospectus at their relative net asset value so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). Exchanges within 60 days of purchase from a Fund will be subject to the applicable redemption fee (see “How to Sell Shares—Redemption Fees” above). A Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices that may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to exchange shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    A Fund may earn dividends from stocks and interest from bond, money market and other investments, as well as new short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    A Fund may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

—	For the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

—	For the Bond Fund and the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with capital gain distributions, if any, generally paid in December and/or January. The Bond Fund and the Income Fund attempt to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and net capital gain or make a return of capital distribution in order to pursue that goal.

—	For the Ready Reserves Fund, the Fund’s net investment income will be declared at the close of a regular trading day on the New York Stock Exchange, which is generally 3:00 p.m., Central time, on each day that the Fund is open for business as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest, dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholder each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your shares. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and the Value Discovery Fund will be eligible for the dividends-received deduction available to corporate shareholders and for treatment as qualified dividend income available to individual and other non-corporate shareholders. A portion of the dividends of the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund may be eligible for treatment as qualified dividend income.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other Funds are generally treated as a sale of such shares subject to Federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate shareholders at a minimum federal income tax rate of 15%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his or her shares will normally recognize a capital gain or loss for federal income tax purposes. However, if a shareholder does not redeem at least a substantial portion of his or her shares in a single transaction, such redemption may be taxed as a dividend without the benefit of utilizing the shareholder’s basis in his or her shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the Internal Revenue Code of 1986, as amended, resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund may each qualify for and may each elect to have foreign tax credits “passed through” to its shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them, their pro rata portion of such taxes and may claim a federal income tax credit or a deduction for such taxes, subject to certain holding period and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions on his or her federal income tax return.

“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when a Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws in light of their particular situation before investing in a Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize BFDS to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to BFDS.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Funds;

—	the Funds will pay any additional expenses that they incur in connection with such plans;

—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Funds;

—	the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

—	the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

A Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserve Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

Quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Funds’ custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the Global Growth Fund, the International Growth Fund, the International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Fund trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Fund Policies

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration.    Each Fund, except the Ready Reserves Fund, intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. For purposes of applying the limitation and in accordance with current SEC interpretation, a Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will generally use industry classifications provided by the Global Industry Classification System. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Diversification.    The Bond Fund, the Income Fund and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Bond Fund, the Income Fund and the Ready Reserves Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Portfolio Turnover.    None of the Funds intend to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. The Small Cap Growth Fund, the Global Growth Fund and the Emerging Markets Growth Fund each had a portfolio turnover rate higher than 100% for the year ended December 31, 2008. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower a Fund’s effective return for investors.

Fund Investments

Collateralized Obligations.    Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Collateralized Mortgage Obligations (“CMOs”).    A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Convertible Securities.    Convertible securities are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments that provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Bond Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Depository Receipts.    American Depository Receipts (“ADRs”) are dollar-denominated securities issued by a U.S. bank or trust company that represent, and may be converted into, the underlying foreign security. European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) represent a similar securities arrangement but are issued by European banks or other depositories, respectively. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the “Investment Risks” section above and in the Statement of Additional Information.

Derivative Instruments.    Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Foreign Currency Futures.    A Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, a Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

Forward Foreign Currency Transactions.    A Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount that is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction.

Emerging Markets.    Emerging markets include every country in the world other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country.

Hybrid Bonds.    The Bond Fund may invest in hybrid bonds. Hybrid bonds are securities that have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund, except the Ready Reserves Fund, may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund, except the Income Fund and Ready Reserves Fund, may invest in the shares of investment companies that may include exchange-traded funds or business development companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which a Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles should provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees. The Funds may invest a portion of their assets into shares of the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent a Fund is invested in the Ready Reserves Fund.

Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Real Estate Investment Trusts (“REITs”).    REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper.    The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). The Bond Fund may also invest in Section 4(2) paper from time to time in connection with certain mortgage-backed transactions. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities.    The Bond Fund and the Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. A Fund may invest in Variable Rate Securities that have a demand feature entitling a Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. A Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities.

Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow a Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to a Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) is based on the average shares outstanding during the year.

William Blair Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$12.02	$11.66	$11.52	$10.84	$10.08
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	—	(0.02)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(4.47)	1.57	1.49	1.14	0.80

Total from investment operations	(4.49)	1.57	1.47	1.10	0.76
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	0.18	1.21	1.33	0.42	—

Total distributions	0.18	1.21	1.33	0.42	—

Net asset value, end of period	$7.35	$12.02	$11.66	$11.52	$10.84

Total return (%)	(37.35)	13.59	12.64	10.08	7.54
Ratios to average daily net assets (%):
Expenses	0.85	0.87	0.89	0.90	0.92
Net investment income (loss)	(0.22)	0.00	(0.20)	(0.35)	(0.35)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$238,586	$369,644	$264,525	$253,599	$275,506
Portfolio turnover rate (%)	60	72	61	54	35

William Blair Large Cap Growth Fund

	Years Ended December 31,
	2008	2007		2006	2005	2004
Net asset value, beginning of period	$7.64	$6.99		$6.56	$6.31	$5.99
Income (loss) from investment operations:
Net investment income (loss)	—	0.01		—	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.87)	0.64		0.43	0.26	0.34

Total from investment operations	(2.87)	0.65		0.43	0.25	0.32
Less distributions from:
Net investment income	— (a)	—	(a)	—	—	—
Net realized capital gain	—	—		—	—	—

Total distributions	—	—		—	—	—

Net asset value, end of period	$4.77	$7.64		$6.99	$6.56	$6.31

Total return (%)	(37.56)	9.36		6.55	3.96	5.34
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.98	0.98		0.99	1.03	1.13
Expenses, before waivers and reimbursements	1.21	1.20		1.38	1.83	2.04
Net investment income (loss), net of waivers and reimbursements	(0.04)	0.18		(0.04)	(0.12)	(0.38)
Net investment income (loss), before waivers and reimbursements	(0.27)	(0.04)		(0.43)	(0.92)	(1.29)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$23,279	$33,667		$20,191	$16,888	$6,417
Portfolio turnover rate (%)	85	60		53	53	39

(a)	Distribution less than $0.01 per share.

William Blair Small Cap Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$23.89	$25.94	$24.16	$26.04	$22.03
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.25)	(0.22)	(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments	(11.02)	(0.27)	3.71	0.67	6.26

Total from investment operations	(11.16)	(0.52)	3.49	0.42	6.02
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	0.59	1.53	1.71	2.30	2.01

Total distributions	0.59	1.53	1.71	2.30	2.01

Net asset value, end of period	$12.14	$23.89	$25.94	$24.16	$26.04

Total return (%)	(46.70)	(1.88)	14.42	1.48	27.54
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.20	1.20	1.21	1.24	1.24
Expenses, before waivers and reimbursements	1.20	1.20	1.21	1.24	1.21
Net investment income (loss), net of waivers and reimbursements	(0.75)	(0.94)	(0.87)	(0.98)	(1.02)
Net investment income (loss), before waivers and reimbursements	(0.75)	(0.94)	(0.87)	(0.98)	(0.99)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$401,627	$1,094,419	$1,261,174	$831,738	$771,209
Portfolio turnover rate (%)	135	97	105	80	109

William Blair Mid Cap Growth Fund

	Years Ended December 31,
	2008	2007	2006(a)
Net asset value, beginning of period	$11.42	$10.49	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(3.89)	1.60	0.53

Total from investment operations	(3.94)	1.56	0.49
Less distributions from:
Net investment income	—	—	—
Net realized capital gain	— (d)	0.63	—

Total distributions	—	0.63	—

Net asset value, end of period	$7.48	$11.42	$10.49

Total return (%)(c)	(34.50)	14.95	4.90	(c)
Ratios to average daily net assets (%)(b):
Expenses, net of waivers and reimbursements	1.11	1.12	1.15	(b)
Expenses, before waivers and reimbursements	1.23	1.37	2.10	(b)
Net investment income (loss), net of waivers and reimbursements	(0.51)	(0.32)	(0.43	)(b)
Net investment income (loss), before waivers and reimbursements	(0.63)	(0.57)	(1.38	)(b)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$40,526	$45,393	$19,639
Portfolio turnover rate (%)(b)	76	66	56	(b)

(a)	For the period from February 1, 2006 (Commencement of Operations) to December 31, 2006.
(b)	Rates are annualized for periods that are less than a year.
(c)	Total return is not annualized for periods that are less than a year.
(d)	Distribution less than $0.01 per share.

William Blair Small Mid-Cap Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$13.24	$13.06	$12.46	$11.30	$9.94
Income (loss) from investment operations:
Net investment income (loss)	—	(0.08)	(0.08)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(4.97)	1.71	1.33	1.33	1.47

Total from investment operations	(4.97)	1.63	1.25	1.25	1.36
Less distributions from:
Net investment income	—	—	—	—	—
Net realized capital gain	— (a)	1.45	0.65	0.09	—

Total distributions	—	1.45	0.65	0.09	—

Net asset value, end of period	$8.27	$13.24	$13.06	$12.46	$11.30

Total return (%)	(37.54)	12.54	9.95	11.05	13.68
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.11	1.11	1.13	1.20	1.29
Expenses, before waivers and reimbursements	1.17	1.17	1.20	1.29	1.89
Net investment income (loss), net of waivers and reimbursements	0.03	(0.54)	(0.61)	(0.72)	(1.01)
Net investment income (loss), before waivers and reimbursements	(0.03)	(0.60)	(0.68)	(0.81)	(1.61)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$83,479	$124,501	$92,766	$70,211	$25,974
Portfolio turnover rate (%)	77	80	68	62	55

(a)	Distribution less than $0.01 per share.

William Blair Global Growth Fund

	Years Ended December 31,
	2008	2007
Net asset value, beginning of period	$9.91	$10.00
Income (loss) from investment operations:
Net investment income (loss) (c)	0.08	—
Net realized and unrealized gain (loss) on investments	(4.98)	(0.09)

Total from investment operations	(4.90)	(0.09)
Less distributions from:
Net investment income	0.07	—	(b)
Net realized gain	—	—

Total distributions	0.07	—

Net asset value, end of period	$4.94	$9.91

Total return (%)	(49.41)	(0.85	)(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.30	1.30	(e)
Expenses, before waivers and reimbursements	1.74	1.89	(e)
Net investment income (loss), net of waivers and reimbursements	1.05	0.14	(e)
Net investment income (loss), before waivers and reimbursements	0.61	(0.45	)(e)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$28,005	$45,576
Portfolio turnover rate (%)	124	63	(e)

(a)	For the period from October 15, 2007 (Commencement of Operations) to December 31, 2007.
(b)	Distribution less than $0.01 per share.
(c)	Excludes $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the year 2007.
(d)	Total return is not annualized for periods less then a year.
(e)	Rates are annualized for periods that are less than a year.

William Blair International Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$29.61	$28.10	$25.55	$22.34	$18.85
Income (loss) from investment operations:
Net investment income (loss)(a)	0.37	0.21	0.13	0.27	0.01
Net realized and unrealized gain (loss) on investments	(15.83)	4.86	5.78	4.61	3.53

Total from investment operations	(15.46)	5.07	5.91	4.88	3.54
Less distributions from:
Net investment income	—	0.43	0.45	0.16	0.05
Net realized capital gain	0.75	3.13	2.91	1.51	—

Total distributions	0.75	3.56	3.36	1.67	0.05

Net asset value, end of period	$13.40	$29.61	$28.10	$25.55	$22.34

Total return (%)	(52.17)	18.53	23.35	22.00	18.79
Ratios to average daily net assets (%):
Expenses	1.08	1.09	1.11	1.17	1.22
Net investment income (loss)	1.58	0.69	0.45	0.41	0.09
Supplemental data for all classes:
Net assets at end of period (in thousands)	$3,130,938	$8,048,654	$6,267,126	$4,551,077	$3,001,434
Portfolio turnover rate (%)	91	56	72	70	79

(a)	Excludes $(0.18), $0.09, $0.42, $0.37 and $0.12, of PFIC mark to market which are treated as ordinary income for Federal tax purposes for the years 2008, 2007, 2006, 2005 and 2004, respectively.

William Blair International Equity Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004(a)
Net asset value, beginning of period	$16.66	$15.31	$12.94	$11.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)(c)	0.15	0.13	0.06	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(8.25)	2.57	2.55	1.58	1.38

Total from investment operations	(8.10)	2.70	2.61	1.57	1.37
Less distributions from:
Net investment income	—	0.17	0.22	—	—
Net realized capital gain	0.12	1.18	0.02	—	—

Total distributions	0.12	11.35	0.24	—	—

Net asset value, end of period	$8.44	$16.66	$15.31	$12.94	$11.37

Total return (%)	(48.61)	17.97	20.22	13.81	13.70	(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.20	1.20	1.21	1.23	1.25	(b)
Expenses, before waivers and reimbursements	1.22	1.25	1.35	1.56	2.71	(b)
Net investment income (loss), net of waivers and reimbursements	1.12	0.76	0.46	(0.08)	(0.52	)(b)
Net investment income (loss), before waivers and reimbursements	1.10	0.71	0.32	(0.41)	(1.98	)(b)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$228,486	$408,609	$297,716	$177,710	$9,689
Portfolio turnover rate (%)	92	70	83	127	108	(b)

(a)	For the period from May 24, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Rates are annualized for periods that are less than a year.
(c)	Excludes $(0.07), $0.01, $0.22, $0.33 and $0.02 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2008, 2007, 2006, 2005 and 2004, respectively.
(d)	Total return is not annualized for periods that are less than a year.

William Blair International Small Cap Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$14.01	$13.41	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01	0.03	(0.03)	—
Net realized and unrealized gain (loss) on investments	(7.23)	1.71	2.34	1.16

Total from investment operations	(7.22)	1.74	2.31	1.16
Less distributions from:
Net investment income	—	0.10	0.01	—
Net realized gain	0.12	1.04	0.05	—

Total distributions	0.12	1.14	0.06	—

Net asset value, end of period	$6.67	$14.01	$13.41	$11.16

Total return (%)	(51.56)	13.34	20.68	11.60	(c)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.31	1.29	1.40	1.40	(d)
Expenses, before waivers and reimbursements	1.28	1.29	1.46	2.32	(d)
Net investment income (loss), net of waivers and reimbursements	0.11	0.18	(0.25)	(0.15	)(d)
Net investment income (loss), before waivers and reimbursements	0.14	0.18	(0.31)	(1.07	)(d)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$291,988	$401,459	$231,969	$50,534
Portfolio turnover rate (%)	78	88	109	127	(d)

(a)	For the period from November 1, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $0.05, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years ended 2007, 2006 and 2005, respectively.
(c)	Total return is not annualized for periods that are less than a year.
(d)	Rates are annualized for periods that are less than a year.

William Blair Emerging Markets Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$21.99	$19.47	$14.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15	(0.04)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(13.69)	7.26	5.41	4.26

Total from investment operations	(13.54)	7.22	5.40	4.27
Less distributions from:
Net investment income	—	0.16	0.01	—
Net realized gain	0.94	4.54	0.11	0.08

Total distributions	0.94	4.70	0.12	0.08

Net asset value, end of period	$7.51	$21.99	$19.47	$14.19

Total return (%)	(61.60)	38.13	38.07	42.72	(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.41	1.40	1.40	1.40	(c)
Expenses, before waivers and reimbursements	1.39	1.40	1.47	1.76	(c)
Net investment income (loss), net of waivers and reimbursements	0.91	(0.20)	(0.06)	0.04	(c)
Net investment income (loss), before waivers and reimbursements	0.93	(0.20)	(0.13)	(0.32	)(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$385,588	$1,165,854	$813,649	$249,348
Portfolio turnover rate (%)	118	100	113	77	(c)

(a)	For the period from June 6, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $(0.09), $0.21, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for years ended 2008, 2007, 2006 and 2005, respectively.
(c)	Rates are annualized for periods that are less than a year.
(d)	Total return is not annualized for periods that are less than a year.

William Blair Emerging Leaders Growth Fund

	Year Ended December 31, 2008(a)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss) on investments	(5.25)

Total from investment operations	(5.21)
Less distributions from:
Net investment income	—	(c)
Net realized gain	—

Total distributions	—

Net asset value, end of period	$4.79

Total return (%)	(52.09	)(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.40	(e)
Expenses, before waivers and reimbursements	1.56	(e)
Net investment income (loss), net of waivers and reimbursements	0.70	(e)
Net investment income (loss), before waivers and reimbursements	0.54	(e)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$46,676
Portfolio turnover rate (%)	151	(e)

(a)	For the period from March 26, 2008 (Commencement of Operations) to December 31, 2008.
(b)	Excludes $0.00 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the year ended 2008.
(c)	Distribution less than $0.01 per share.
(d)	Total return is not annualized for periods less than a year.
(e)	Rates are annualized for periods less than a year.

William Blair Value Discovery Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.50	$16.51	$15.12	$22.82	$22.76
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.09	0.03	—	0.01
Net realized and unrealized gain (loss) on investments	(3.08)	(1.01)	3.30	0.17	2.70

Total from investment operations	(2.97)	(0.92)	3.33	0.17	2.71
Less distributions from:
Net investment income	0.08	0.07	0.02	—	—
Net realized capital gain	—	4.02	1.92	7.87	2.65

Total distributions	0.08	4.09	1.94	7.87	2.65

Net asset value, end of period	$8.45	$11.50	$16.51	$15.12	$22.82

Total return (%)	(25.77)	(5.31)	22.10	0.70	12.18
Ratios to average daily net assets (%):
Expenses, net of waiver and reimbursements	1.09	1.09	1.09	1.14	1.23
Expenses before waiver and reimbursements	1.57	1.37	1.50	1.39	1.23
Net investment income (loss), net of waiver and reimbursements	1.06	0.52	0.16	(0.02)	0.05
Net investment income (loss), before waiver and reimbursements	0.58	0.24	(0.25)	(0.27)	0.05
Supplemental data for all classes:
Net assets at end of period (in thousands)	$36,249	$47,118	$146,777	$70,439	$246,176
Portfolio turnover rate (%)	87	102	162	125	50

William Blair Bond Fund

	Years Ended December 31,
	2008	2007
Net asset value, beginning of period	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.32
Net realized and unrealized gain (loss) on investments	(0.31)	0.03

	0.17	0.34
Total from investment operations
Less distributions from:
Net investment income	0.49	0.30
Net realized gain	—	—

	0.49	0.30

Total distributions	$9.72	$10.04

Net asset value, end of period	1.72	3.50	(b)
Total return (%)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.50	0.50	(c)
Expenses, before waivers and reimbursements	0.71	0.67	(c)
Net investment income (loss), net of waivers and reimbursements	4.90	4.95	(c)
Net investment income (loss), before waivers and reimbursements	4.69	4.78	(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$74,613	$68,483
Portfolio turnover rate (%)	52	38	(c)

(a)	For the period from May 1, 2007 (Commencement of Operations) to December 31, 2007.
(b)	Total return is not annualized for periods that are less than a year.
(c)	Rates are annualized for periods less than a year.

William Blair Income Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.30	$9.69	$9.82	$10.15	$10.40
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.47	0.45	0.52	0.59
Net realized and unrealized gain (loss) on investments	(0.59)	(0.34)	(0.04)	(0.33)	(0.31)

Total from investment operations	(0.20)	0.13	0.41	0.19	0.28
Less distributions from:
Net investment income	0.46	0.52	0.54	0.52	0.53
Net realized capital gain	—	—	—	—	—

Total distributions	0.46	0.52	0.54	0.52	0.53

Net asset value, end of period	$8.64	$9.30	$9.69	$9.82	$10.15

Total return (%)	(2.26)	1.36	4.33	1.92	2.79
Ratios to average daily net assets (%):
Expenses	0.72	0.60	0.62	0.58	0.63
Net investment income (loss)	4.57	4.91	4.66	4.24	4.27
Supplemental data for all classes:
Net assets at end of period (in thousands)	$140,435	$204,630	$297,077	$310,496	$294,084
Portfolio turnover rate (%)	38	34	33	41	43

William Blair Ready Reserves Fund (Class N Shares)

	Period Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Total from investment operations	0.02	0.05	0.04	0.03	0.01
Less distributions from:
Net investment income	0.02	0.05	0.04	0.03	0.01

Total distributions	0.02	0.05	0.04	0.03	0.01

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	2.20	4.75	4.47	2.62	0.80
Ratios to average net assets (%):
Expenses	0.60	0.63	0.63	0.64	0.65
Net investment income (loss)	2.12	4.63	4.38	2.57	0.80
Supplemental data:
Net assets at end of period (in thousands).	$1,841,189	$1,399,537	$1,195,593	$1,091,854	$1,092,940

FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected each Fund’s performance in its last fiscal year. Financial Statements and the report of independent registered public accounting firm. included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-5850) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	May 1, 2009

Investment Company Act File No.: 811-5344

WILLIAM BLAIR FUNDS

EQUITY

GLOBAL EQUITY

- Global Growth Fund

INTERNATIONAL EQUITY

FIXED-INCOME

- Bond Fund
- Income Fund

MONEY MARKET

- Ready Reserves Fund

WILLIAM BLAIR FUNDS

222 West Adams Street
Chicago, IL 60606
800.742.7272 • www.williamblairfunds.com

©William Blair & Company, L.L.C., distributor

WILLIAM BLAIR FUNDS

Institutional Prospectus

MAY 1, 2009

May 1, 2009

William Blair Funds

Institutional International Growth Fund

Institutional International Equity Fund

INSTITUTIONAL CLASS SHARES

Global Growth Fund

International Small Cap Growth Fund

Emerging Markets Growth Fund

Emerging Leaders Growth Fund

Bond Fund

This prospectus contains important information about each Fund, including its investment objective and high minimum investment requirement. For your benefit and protection, please read it before you invest and keep it for future reference. For the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund, this prospectus relates only to each Fund’s Institutional Class shares.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

i

WILLIAM BLAIR GLOBAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Global Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, William Blair & Company, L.L.C. (“the Advisor”) performs fundamental company analysis. The Advisor generally seeks equity securities of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund’s investments among at least six different countries. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the Morgan Stanley Capital International (“MSCI”) All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because securities held by the Fund may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual returns are not set forth because no shares of the Fund’s Institutional Class have been issued. The Fund’s Institutional Class has had no subscriptions since its inception.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. Institutional Class shares are no-load investments, so you will not pay shareholder fees to buy shares or reinvest dividends.

1

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.50%

Total Annual Fund Operating Expenses (without waiver)	1.50%	(1)
Expense Waiver	0.35%

Net Expenses (with waiver)	1.15%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses to 1.15% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on October 15, 2007, for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$440	$785	$1,761

2

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should only consider it for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

3

FUND PERFORMANCE HISTORY:     The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 18.16% (2Q03)	Lowest Quarterly Return (26.62)% (Q308)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	Life of Fund***
Institutional International Growth Fund
Return Before Taxes	(51.99)%	0.37%	5.23%
Return After Taxes on Distributions	(52.44)%	(1.19)%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	(33.24)%	0.80%	4.94%
MSCI All Country World Ex-U.S. IMI (net)* (reflects no deduction for fees, expenses or taxes)	(45.99)%	2.61%	7.54%
MSCI All Country World Ex-U.S. Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	3.00%	7.81%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.
***	The Fund’s inception was on July 26, 2002.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All

4

Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees.    Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.94%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.04%

Total Annual Fund Operating Expenses	0.98%	(1)

(1)	Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

5

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Institutional International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex.-U.S. Investable Market Index (IMI) (net). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

6

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 10.96% (3Q05)	Lowest Quarterly Return (27.47)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of Fund***
Institutional International Equity Fund
Return Before Taxes	(49.57)%	(3.46)%
Return After Taxes on Distributions	(49.77)%	(4.27)%
Return After Taxes on Distributions and Sale of Fund Shares	(32.10)%	(2.91)%
MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)*	(45.99)%	(0.76)%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses or taxes)**	(45.24)%	(0.23)%

*	The MSCI All Country World Ex-U.S. IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.
**	The MSCI All Country World Ex-U.S. Index (gross) is an unmanaged index that includes developed and emerging markets.
***	The Fund’s inception was on December 1, 2004.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI All Country World Ex-U.S. Index (gross) to the MSCI All Country World Ex-U.S. IMI (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. IMI (net) represents a broader range of market capitalizations than the MSCI All Country World Ex-U.S. Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

7

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees.    Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.99%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.06%

Total Annual Fund Operating Expenses	1.05%	(1)

(1)	The Advisor has entered into an agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses to 1.10% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

8

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small companies. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund primarily invests in a diversified portfolio of common stocks of small cap companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

9

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 14.16%(1Q06)	Lowest Quarterly Return (29.33)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
International Small Cap Growth Fund
Return Before Taxes	(51.53)%	(8.95)%
Return After Taxes on Distributions	(51.65)%	(9.58)%
Return After Taxes on Distributions and Sale of Fund Shares	(33.33)%	(7.41)%
MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deductions for fees, expenses and taxes)*	(50.23)%	(7.91)%
MSCI World Ex-U.S. Small Cap Index (gross) (reflects no deduction for fees, expenses and taxes)**	(47.79)%	(9.92)%

*	The MSCI All Country World Ex-U.S. Small Cap Index (net) is a free float-adjusted market capitalization weighted index designed to measure equity performance of small cap stocks in developed and emerging markets excluding the United States.
**	The MSCI World ex-U.S. Small Cap Index (gross) is an unmanaged index designed to measure equity performance of small cap stocks in developed markets excluding the United States.
***	The Fund’s inception was on November 1, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI World Ex-U.S. Small Cap Index (gross) to the MSCI All Country World Ex-U.S. Small Cap Index (net). There are two primary reasons for the change. First, the MSCI All Country World Ex-U.S. Small Cap Index (net) represents a broader range of markets than the

10

MSCI World Ex-U.S. Small Cap Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. Institutional Class shares are no-load investments, so you will not pay shareholder fees to buy shares or reinvest dividends.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.00%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.11%

Total Annual Fund Operating Expenses	1.11%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses to 1.25% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

11

WILLIAM BLAIR EMERGING MARKETS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities. The Fund invests in securities issued by companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities, including common stocks, of companies in emerging markets that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends in emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities of emerging markets’ companies, the primary risk is that the value of the securities it holds might decrease in response to the activities of those companies or markets and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities in emerging markets may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. The Fund also may invest in the securities of small cap companies, which may be more volatile and less liquid than securities of large cap companies. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

12

FUND PERFORMANCE HISTORY:     The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.

Highest Quarterly Return 23.66%(3Q05)	Lowest Quarterly Return (32.59)% (4Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund***
Emerging Markets Growth Fund
Return Before Taxes	(61.51)%	1.43%
Return After Taxes on Distributions	(62.35)%	(0.43)%
Return After Taxes on Distributions and Sale of Fund Shares	(39.34)%	1.60%
MSCI Emerging Markets Investable Markets Index (IMI) (net) (reflects no deduction for fees, expenses and taxes)*	(53.78)%	2.54%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses and taxes)**	(53.18)%	3.25%

*	The MSCI Emerging Markets IMI (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.
**	The MSCI Emerging Markets Index (gross) is an index that is designed to measure equity performance in the global emerging markets.
***	The Fund’s inception was on June 6, 2005.

On June 30, 2008, the Fund’s Benchmark changed from the MSCI Emerging Markets Index (gross) to the MSCI Emerging Markets IMI (net). There are two primary reasons for the change. First, the MSCI Emerging Markets IMI (net) represents a broader range of capitalization than the MSCI Emerging Markets Index (gross) and this range is more representative of the Fund’s investment strategy. Secondly, the net index reflects the deduction of dividend withholding tax paid by non-resident institutional investors in foreign countries such as the Fund, which is considered a non-resident institutional investor.

13

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. Institutional Class shares are no-load investments, so you will not pay shareholder fees to buy shares or reinvest dividends.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.10%

Total Annual Fund Operating Expenses	1.20%	(1)

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses to 1.25% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

14

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks equity securities, including common stocks, of companies in emerging markets with a total market capitalization of at least $3 billion at the time of the Fund’s investment that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary sector and geographic diversification for the Fund based upon its ongoing evaluation of economic, market and political trends in emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor normally will allocate the Fund’s investments among at least six different countries and no more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING:    Because the Fund invests most of its assets in equity securities of emerging markets’ companies, the primary risk is that the value of the securities it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities in emerging markets may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE.    You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. Institutional Class shares are no-load investments, so you will not pay shareholder fees to buy shares or reinvest dividends.

15

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	1.10%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.31%

Total Annual Fund Operating Expenses (without waiver)	1.41%	(1)
Expense Waiver	0.16%

Net Expenses (with waiver)	1.25%

(1)	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s Institutional Class operating expenses at 1.25% of average daily net assets until April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on March 26, 2008, for previously waived fees and/or reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$431	$756	$1,677

16

WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests in U.S. dollar denominated securities. The broad sectors represented in the portfolio include government securities, corporate debt securities issued by domestic and foreign companies, mortgage-backed securities and asset-backed securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. The Fund may also invest no more than 10% of the Fund’s net assets in below investment grade securities.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

For information on the Fund’s duration restrictions, please see “Investment Objectives and Principal Investment Strategies—William Blair Bond Fund—Goal and Principal Strategies.”

The Fund will provide shareholders with at least 60 days prior notice of any change in its policy to invest 80% of net assets in bonds.

MAIN RISKS OF INVESTING:    The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund may invest in Rule 144A securities, which are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

17

Annual Total Returns.    The bar chart below provides an illustration of the Fund’s performance for the calendar year indicated.

Highest Quarterly Return 2.53% (Q408)	Lowest Quarterly Return (1.57)% (3Q08)

Average Annual Total Returns.    The following table compares the Fund’s average annual total returns for the periods ended December 31, 2008 to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	Life of the Fund**
Bond Fund
Return Before Taxes	1.95%	3.32%
After Taxes on Distributions	0.27%	1.54%
After Tax on Distributions and Sale of Fund Shares	1.25%	1.80%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	5.24%	6.06%

*	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that represents the broad intermediate government, government agency, corporate and mortgage-backed bond market performance.
**	The Fund’s inception was on May 1, 2007.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. Institutional Class shares are no-load investments, so you will not pay shareholder fees to buy shares or reinvest dividends.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.30%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.26%

Total Annual Fund Operating Expenses (without waiver)	0.56%	(1)
Expense Waiver	0.21%

Net Expenses (with waiver)	0.35%

(1)

The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses to limit the Fund’s Institutional Class operating expenses to 0.35% of average daily net assets until

18

April 30, 2010; the Advisor may continue to waive fees and/or reimburse expenses thereafter. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund’s Commencement of Operations on May 1, 2007, for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense limitation. Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$158	$292	$681

19

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is intended for long-term investors. Of course, there can be no assurance that a Fund will achieve its objective.

Portfolio Holdings.    A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information.

20

WILLIAM BLAIR GLOBAL GROWTH FUND

Goal and Principal Strategies

The William Blair Global Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not less than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 65% of the Fund’s assets may be invested in equity securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various global securities markets should decrease the degree to which events in any one country affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world, including in emerging markets. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World IMI (net) in emerging markets. Currently emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations,

21

certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed-delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Global Growth Fund is co-managed by W. George Greig and Kenneth J. McAtamney. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the Global Growth Fund, he is a portfolio manager of the International Growth Fund, Institutional International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

Kenneth J. McAtamney, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined the Advisor’s Investment Management department in 2005 as an international stock analyst. In addition to co-managing the Fund, he is responsible for analysis of the international Industrial sector. He also serves as Director of Research for the International Investment Team. From 1997 to 2005, he was with Goldman Sachs in various capacities, including as a Vice President representing both International and Domestic Equities. Education: B.A., Finance, Michigan State University; M.B.A., Indiana University.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

22

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND

Goal and Principal Strategies

The William Blair Institutional International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks that the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S. and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. The Advisor will seek investment opportunities in companies at different stages of development raging from large, well-established companies to smaller companies at earlier stages of development.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be spread throughout the world (excluding the United States). The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Index (IMI) (net) in emerging markets. The Fund may invest in emerging markets. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

23

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Institutional International Growth Fund is managed by W. George Greig. He is supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2002. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the Institutional International Growth Fund, he is a portfolio manager of the Global Growth Fund, International Growth Fund, International Equity Fund and Institutional International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

The Statement of Additional Information provides additional information about Mr. Greig, including his compensation, other accounts he manages and his ownership of securities in the Fund.

24

WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND

Goal and Principal Strategies

The William Blair Institutional International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large cap and mid cap companies located in countries included in the MSCI All Country World Ex-U.S. IMI (net). To a limited extent, the Fund may also invest in small cap companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. IMI (net) in emerging markets. Emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations,

25

certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated lower than investment grade. The Fund may also invest in foreign currency futures and forward foreign currency transactions for hedging purposes. These instruments are described in the Investment Glossary. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Institutional International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2004. He currently serves as the global strategist for the Advisor’s Investment Management Department and has headed the Advisor’s international investment management team since 1996. In addition to the Institutional International Equity Fund, he is a portfolio manager of the Global Growth Fund, International Growth Fund, Institutional International Growth Fund and International Equity Fund and their associated separate account portfolios. Before joining the Advisor, Mr. Greig headed international equities for PNC Bank in Philadelphia and previously served as investment director with London-based Framlington Group; he also managed global and emerging markets funds at Framlington. Mr. Greig has been featured in numerous national publications, including The Wall Street Journal and Barron’s. In addition, he is a frequent guest on CNBC’s “Kudlow & Company” and has been a panelist on SmartMoney’s Annual Investor Roundtable for 2006 and 2007. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment Management Department in 1998 as an international stock analyst. In addition to co-managing the Fund and associated separate account portfolios, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

26

WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND

Goal and Principal Strategies

The William Blair International Small Cap Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund primarily invests in a diversified portfolio of common stocks of small cap companies. Additionally, the Fund primarily invests in companies located in countries included in the MSCI All Country World Ex-U.S. Small Cap Index (net). For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the MSCI All Country World Ex-U.S. Small Cap Index (net). Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund’s assets normally will be allocated among not fewer than six different countries and will not be concentrated in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund’s equity securities may be invested in securities of issuers of any one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small companies.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its nets assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

27

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The International Small Cap Growth Fund is managed by Jeffrey A. Urbina. He is supported by a team of research analysts.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the International Small Cap Growth Fund, he is co-manager of the William Blair Emerging Markets Growth Fund, the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about Mr. Urbina, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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WILLIAM BLAIR EMERGING MARKETS GROWTH FUND

Goal and Principal Strategies

The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation. The Fund pursues its objective by investing in a diversified portfolio of equity securities issued by growth companies in emerging economies worldwide. Equity securities include securities convertible into, exchangeable for or having the right to buy common stocks. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

The Fund normally will allocate its investments among not less than six different countries and will not be concentrated in any particular industry. No more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. In addition, the Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities (see the Investment Glossary for additional information).

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt

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securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Emerging Markets Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000 and has co-managed the Fund since its inception in 2005. In addition to the Emerging Markets Growth Fund, he is also the co-manager of the William Blair Emerging Leaders Growth Fund and associated separate account portfolios. He is responsible for telecommunication services research for the William Blair international funds. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, he was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analysts designation and is a member of the CFA institute. Education: BBA and B.A., University of Wisconsin-Madison.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 2005. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the Emerging Markets Growth Fund, he is portfolio manager of the William Blair International Small Cap Growth Fund and co-manager of the William Blair Emerging Leaders Growth Fund and separate account portfolios in each of these strategies. He was co-manager of the Fund’s predecessor fund. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Goal and Principal Strategies

The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation. The Fund pursues its objective by primarily investing in a diversified portfolio of equity securities issued by growth companies in emerging economies worldwide with a total market capitalization of at least $3 billion. Securities of companies whose market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Equity securities include securities convertible into, exchangeable for or having the right to buy common stocks. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries (see the Investment Glossary for additional information).

The Fund normally will allocate its investments among not less than six different countries and will not be concentrated in any particular industry. No more than 50% of the Fund’s equity securities may be invested in securities of issuers in one country at any given time. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Investment Process

Stock Selection.    In selecting companies for investment, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Fund may invest in initial public offerings (“IPOs”) and private placements. When the Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell. Because there is no public market for many of these securities, it may be difficult to determine their value and the Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

Country Allocation.    In pursuing the Fund’s investment objective, the Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund’s assets in various international securities markets tends to decrease the degree to which events in any one country affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Additional Strategies

For liquidity purposes, up to 20% of the Fund’s assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities and domestic and foreign money market instruments, such as government obligations,

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certificates of deposit, bankers’ acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund’s net assets in securities rated below investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements, when-issued and delayed delivery securities and warrants, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000. He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy. In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios. In addition to his portfolio management responsibilities, Mr. McClone is responsible for telecommunication services for the William Blair international funds. From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management. Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray. At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, and issued fairness opinions and conducted private company valuations. He has the Chartered Financial Analyst designation and is a member of the CFA institute. Education: BBA and B.A., University of Wisconsin-Madison.

Jeffery A. Urbina, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2008. He joined the Investment Management Department in 1996 as an international portfolio manager. In addition to the Emerging Leaders Growth Fund, he is portfolio manager of the William Blair International Small Cap Growth Fund and a co-manager of William Blair Emerging Markets Growth Fund and separate account portfolios in each of these strategies. From 1991 to 1996, he was Senior Vice President/Director of Emerging Market Research and a Portfolio Manager for the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed in Luxembourg. During his five years at Van Kampen American Capital, he also served as Director of Fixed Income Research and was a member of the Investment Policy Committee. Before joining Van Kampen American Capital, he spent ten years at Citicorp in various capacities, including as a Vice President in the commercial real estate group in Chicago and as commercial lending officer in the bank’s Denver office. He began his banking career at Harris N.A. in Chicago, where he was an International Banking officer. He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

The Statement of Additional information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

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WILLIAM BLAIR BOND FUND

Goal and Principal Strategies

The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index (the “Benchmark”) by maximizing total return through a combination of income and capital appreciation.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following:

Obligations of or Guaranteed by the U.S. Government, its agencies or instrumentalities;

Corporate Debt Securities issued by domestic or foreign companies; and

Mortgage-Backed Securities and Asset-Backed Securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”).

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Benchmark. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective. The Fund’s investments may have variable rates of interest.

Investment Process

The Advisor seeks to outperform the total return of the Benchmark through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark.

Additional Strategies

No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B-” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B-” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

When consistent with the Fund’s investment goal, the Fund may also buy or sell options or futures, or enter into credit default swaps and interest rate transactions (collectively “Derivatives”). The Fund typically uses

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Derivatives as a substitute to taking a position in the underlying asset and/or as part of a strategy designed to reduce the Fund’s exposure to other risks, such as interest rate risk. The use of Derivatives is highly specialized. The use of Derivatives can result in losses that substantially exceed the initial amount paid or received by the Fund. Some of the Derivatives used by the Fund may be private contracts in which there is a risk of loss in the event of a counterparty’s default. The Derivatives used by the Fund may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. The Statement of Additional Information contains more information on the Fund’s use of derivatives and the associated risks.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual market or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, repurchase agreements, and when-issued and delayed delivery securities, each of which is described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover.

Prohibited Investments

The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Portfolio Management

The Bond Fund is managed by Christopher T. Vincent.

Christopher T. Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since its inception in 2007. Mr. Vincent oversees the fixed income team at William Blair. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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INVESTMENT RISKS

The following table summarizes the types of principal risks described below that each Fund may experience.

	Market	Foreign Investments	Emerging Markets	Liquidity	New Companies	IPO	Private Placement	Geographic	Deriv atives	Operating Expenses	Temporary Defensive Position	Small Cap Stocks	Interest Rate	Credit	Mortgage- Backed/ Asset- Backed Securities	Income
Global Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Institutional International Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Institutional International Equity Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
International Small Cap Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging Markets Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Emerging Leaders Growth Fund	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Bond Fund	✓	✓		✓			✓		✓		✓		✓	✓	✓	✓

Equity Funds General.    Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, a Fund’s share price may also decrease.

Market Risk.    The value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Small Cap Stock Risk.    Stocks of small cap companies involve greater risk than those of larger, more established companies. This is because small cap companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Small cap companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, each of the Funds that invest in small cap stocks may invest in the equity securities of very small cap companies, often referred to as “micro-cap” companies. For purposes of the Funds, “micro-cap” companies are those with market capitalizations of $300 million or less at the time of a Fund’s investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small cap companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

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New Company Risk.    For purposes of the Funds, new companies are companies with continuous operations of three years or less. New companies, many of which will be small cap companies, may have inexperienced management, limited access to capital and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment or fierce competition.

Initial Public Offering (“IPO”) Risk.    A Fund may participate in IPOs. IPOs are subject to high volatility and are of limited availability. A Fund’s ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. When a Fund is small in size, the Fund’s participation in IPOs may have a magnified impact on the Fund’s performance.

Private Placement Risk.    A Fund may invest in private placements. Investments in private placements may be difficult to sell at the time and at the price desired by a Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of a Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund. Securities subject to liquidity risk in which a Fund may invest include private placements, Rule 144A securities, below investment grade securities and other securities without an established market.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect a Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held by a Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets Risk.    Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Political, social and economic structures in many emerging market countries may be less established and may change rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. Unanticipated political, social or economic developments may affect the values of a Fund’s investments in emerging market countries and the availability to a Fund of additional investments in these countries.

The currencies of certain emerging market countries have from time to time experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

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The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

The system of share registration and custody in some emerging market countries may create certain risks of loss (including in some cases the risk of total loss) and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There is an increased risk of uninsured loss due to lost, stolen or counterfeit stock certificates or unauthorized trading, or other fraudulent activity.

Prior governmental approval of non-domestic investments may be required and foreign investment in domestic companies may be subject to limitation in some emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

The economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Geographic Risk.    Although the Funds investing primarily in foreign securities currently intend to maintain geographic diversification, the Funds have the flexibility to invest no more than 50% (65% for Global Growth Fund) of their equity securities in securities of issuers in any one country. To the extent that a Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes a Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Derivatives Risk.    The risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may not have the intended effects and may result in losses or missed opportunities; the risk that a Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose a Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to a Fund. The use of derivatives by a Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Operating Expenses.    The Funds investing primarily in foreign securities are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities because expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see “Your Account—Federal Income Taxes.”)

Temporary Defensive Position.    A Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund’s usual

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markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, a Fund will remain fully invested, and the Advisor will not attempt to time the market. However, for temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. When a Fund is invested defensively, it may not meet its investment objective.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of a Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by a Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. A Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Credit Risk.    The value of a Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity. However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which a Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which a Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. While the U.S. Government may provide financial support to such agencies or instrumentalities, no assurance can be given that it will always to so since it is not so obligated by law. For a description of ratings, see Appendix B in the Statement of Additional Information.

The Bond Fund’s investments in below investment grade securities may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Mortgage-Backed/Asset-Back Securities Risk.    The value of a Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. During periods of rising interest rates, property owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. When interest rates decline, property owners may prepay their mortgages more quickly than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to similar extension and prepayment risks as those described above for mortgage-backed securities.

Income Risk.    Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. A Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2008, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. As of December 31, 2008, the firm had over 900 employees including approximately 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2008, the department managed over $26 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 39 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2008, each Fund was contractually obligated to pay the advisor a monthly investment management fee based upon the percentage of the Fund’s average daily net assets as shown below:

Fund	Fee as a % of Average Daily Net Assets
Global Growth Fund	1.00%
Institutional International Growth Fund	0.94%	(1)
Institutional International Equity Fund	0.99%	(2)
International Small Cap Growth Fund	1.00%
Emerging Markets Growth Fund	1.10%
Emerging Leaders Growth Fund	1.10%
Bond Fund	0.30%

(1)

The Institutional International Growth Fund pays an advisory fee at a rate of 1.00% on the first $500 million of the Fund’s average daily net assets; plus 0.95% on the next $500 million of the Fund’s average daily net assets; plus 0.90% on the Fund’s average daily net assets over $1 billion.

(2)

The Institutional International Equity Fund pays an advisory fee at a rate of 1.00% of the first $500 million of the Fund’s average daily net assets; plus 0.95% of the next $500 million of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $1 billion.

As described in the Summary, the Advisor has entered into agreements with the Global Growth Fund, the Institutional International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund to waive a portion of its management fee and/or to absorb operating expenses to the extent necessary to limit each Fund’s expense ratio at certain rates. Because of these expense limitation agreements, the Funds may pay the Advisor less than the contractual management fee. For each Fund, except the Institutional International Equity Fund, the Emerging Markets Growth Fund and the International Small Cap Growth Fund, the Advisor is entitled for a period of three years subsequent to each Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the applicable operating expense limitation.

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Board Considerations of Investment Management Agreements.    The Semi-Annual Report for the Institutional International Funds for the period ending June 30, 2009 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement for each Fund.

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of each Fund’s net asset value.

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, Massachusetts 02171.

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YOUR ACCOUNT

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment.    Each Fund is designed for institutional investors, including, but not limited to, employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Fund’s high minimum investment requirement. Generally, each investor is required to open a single account with a Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary. Each account must separately meet the minimum investment requirement.

The minimum initial investment is $5 million ($2 million for the Bond Fund). There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although service agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Funds may waive the minimum initial investment of $5 million ($2 million for the Bond Fund) for investors who enter into a letter of intent with the Funds or the Distributor. The Funds do not issue share certificates.

Purchase Price.    All Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. If you fail to pay for your order, you will be liable for any loss to the applicable Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchases In Kind.    You may, subject to the approval of the Trust, purchase shares of a Fund in securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call 1-(800) 724-7272 if you would like to purchase Fund shares with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in a Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers or withdrawals.

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Short-Term and Excessive Trading.    The Trust and its Funds are designed for long-term investors. All Funds, except the Ready Reserves Fund, discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in a Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact a Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Funds’ long-term performance by requiring the Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Funds since the Funds invest in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets’ securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares though omnibus accounts. Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds.” Mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening or Adding an Account.    First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

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Include the name of the Fund in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by an authorized person, as set forth on the application or corporate resolution, to Boston Financial Data Services, Inc., P.O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as corporate resolutions or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price.    The redemption price is the net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by BFDS of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

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Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Funds’ shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes as a result of the redemption, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net asset value during any 90-day period for any one shareholder of record.

Automatic Redemptions.    The Funds reserve the right to close your account if the value of the account is less than $5 million ($2 million for the Bond Fund), unless the reduction in value is, due solely to market depreciation. Before closing an account, the Funds will notify you and allow you at least 30 days to bring the value of the account up to $5 million ($2 million for the Bond Fund).

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    A Fund may earn dividends from stocks and interest from bond, money market and other investments, as well as net short-term capital gains from sales of securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    A Fund may realize capital gains whenever it sells securities for a higher price than it paid for them, which then will generally be passed through to shareholders as capital gain distributions to the extent that a Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. Each Fund passes its earnings along to you as dividends and distributions. Each Fund’s policy is to distribute substantially all net investment income, if any, and all realized net capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

For each Fund, except the Bond Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. For the Bond Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with capital gains distributions, if any, generally paid in December and/or January. The Bond Fund attempts to maintain relatively level monthly dividends and, from time to time may distribute or retain net investment income and net capital gain or make a return of capital distribution to pursue that goal.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

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FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in a Fund include the following:

Taxes on Distributions.    Each Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating the income or gain that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of qualified dividend income will generally be taxed to individuals and other non-corporate shareholders at rates applicable to long-term capital gains, provided the Fund and the shareholders each satisfy certain holding period and other requirements. Net capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your Fund shares. A portion of each Fund’s, except the Bond Fund’s, dividends may be eligible for treatment as qualified dividend income.

Taxes on Transactions.    Redemptions of Fund shares are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then you will recognize, subject to the discussion below, a capital gain or loss measured by the difference between your basis in your shares and the price that you receive when you sell such shares. The capital gain or loss upon sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. For taxable years beginning on or before December 31, 2010, long-term capital gains are taxable to individuals and other non-corporate investors at a minimum federal income tax rate of 15%. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his or her shares will normally recognize a capital gain or loss for federal income tax purposes. However, if a shareholder does not redeem at least a substantial portion of his or her shares in a single transaction, such redemption may be taxed as a dividend, without the benefit of utilizing the shareholder’s basis in his or her shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund (including through reinvestment of dividends) or substantially identical stock or securities, the two transactions may be subject to the “wash sale” rules of the Internal Revenue Code of 1986 as amended, resulting in a postponement of the recognition of such loss for federal income tax purposes. Capital losses may be subject to limitations on their use by a shareholder.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund’s distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Funds will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Funds may each qualify for and may each elect to have foreign tax credits “passed through” to shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them their pro rata portion of such taxes and may claim a federal income tax credit or a deduction for such taxes, subject to certain holding period and other limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions on his or her federal income tax return.

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“Buying a Dividend.”    If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Funds may be required to withhold U.S. federal income tax on all distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications or who have been notified (or when a Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in a Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws in light of their particular situation before investing in a fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Funds provide a variety of services to help you manage your account.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations.    Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or an intermediary. From time to time, the Trust may suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights.    All shares of each Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

Each Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Funds do not price their shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by State Street Bank and Trust Company, the Fund’s custodian. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by each Fund except the Bond Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when a Fund computes its net asset value could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, the Fund’s value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Fund trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies and Investment Risks, as well as the Statement of Additional Information.

Fund Policies

Borrowing.    Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration.    Each Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. For purposes of applying the limitation and in accordance with current SEC interpretation, a Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will generally use industry classifications provided by the Global Industry Classification System.

Diversification.    The Bond Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Bond Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund’s net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Portfolio Turnover.    None of the Funds intend to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund’s turnover rate will vary from year to year, it is anticipated that each Fund’s turnover rate, under normal circumstances, will be less than 100%. The Global Growth Fund and the Emerging Markets Growth Fund each had a portfolio turnover rate higher than 100% for the year ended December 31, 2008. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower a Fund’s effective return for investors.

Fund Investments

Collateralized Obligations.    Mortgage-Backed Securities.    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

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The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase.

Collateralized Mortgage Obligations (“CMOs”).    A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Asset-Backed Securities.    Asset-backed securities are similar in structure to mortgage-backed securities but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Convertible Securities.    Convertible securities are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments that provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Bond Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Depository Receipts.    American Depository Receipts (“ADRs”) are dollar-denominated securities issued by a U.S. bank or trust company that represent, and may be converted into, the underlying foreign security. European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) represent a similar securities arrangement but are issued by European banks or other depositories, respectively. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the “Investment Risks” section above and in the Statement of Additional Information.

Derivative Instruments.    Options.    An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

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Futures.    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Foreign Currency Futures.    A Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor’s judgment about the general direction of rates or markets is wrong, a Fund’s overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund’s potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

Forward Foreign Currency Transactions.    A Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount that is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund’s investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated (“cross-hedge”). The

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profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency’s exchange value relative to that of the offsetting currency involved in the transaction.

Emerging Markets.    Emerging markets include every country in the world other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market companies are companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country.

Hybrid Bonds.    The Bond Fund may invest in hybrid bonds. Hybrid bonds are securities that have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities.    Subject to the provisions of the 1940 Act, each Fund may invest up to 15% of its net assets in illiquid securities.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund may invest in the shares of investment companies that may include exchange-traded funds or business development companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which a Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles should provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees. The Funds may invest a portion of their assets into shares of the William Blair Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent a Fund is invested in the William Blair Ready Reserves Fund.

Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Repurchase Agreements.    Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during a Fund’s holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, a Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund.

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Variable Rate Securities.    The Bond Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR), a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. The Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, a Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow a Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by a Fund and, for delayed delivery purchases, no interest accrues to a Fund. Because a Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. A Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand each Fund’s financial performance since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share is based on the average shares outstanding during the year.

William Blair Global Growth Fund

Institutional Share Class

The financial highlights showing the Fund’s Income and Expense Information is not included because no shares of the Fund’s Institutional Class have been issued. The Fund’s Institutional Class has had no subscriptions since its inception.

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William Blair Institutional International Growth Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$19.20	$19.39	$18.11	$16.06	$13.60
Income from investment operations:
Net investment income(a)	0.25	0.15	0.11	0.09	0.03
Net realized and unrealized gain (loss) on investments	(10.24)	3.30	4.09	3.53	2.44

Total from investment operations	(9.99)	3.45	4.20	3.62	2.47
Less distributions from:
Net investment income	—	0.35	0.38	0.15	0.01
Net realized gain	0.55	3.29	2.54	1.42	—

Total distributions	0.55	3.64	2.92	1.57	0.01

Net asset value, end of year	$8.66	$19.20	$19.39	$18.11	$16.06

Total return (%)	(51.99)	18.49	23.45	22.76	18.15
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.98	1.02	1.03	1.05	1.10
Expenses, before waivers and reimbursements	0.98	1.02	1.03	1.05	1.11
Net investment income (loss), net of waivers and reimbursements	1.68	0.74	0.54	0.52	0.18
Net investment income (loss), before waivers and reimbursements	1.68	0.74	0.54	0.52	0.17
Supplemental data:
Net assets at end of period (in thousands)	$998,266	$2,145,312	$1,875,341	$1,555,414	$1,223,436
Portfolio turnover rate (%)	86	61	74	74	72

(a)	Excludes $(0.10), $0.06, $0.29, $0.25 and $0.10 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2008, 2007, 2006, 2005 and 2004, respectively.

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William Blair Institutional International Equity Fund

	Years Ended December 31,
	2008	2007	2006	2005	2004(a)
Net asset value, beginning of year	$15.03	$14.27	$12.04	$10.20	$10.00
Income from investment operations:
Net investment income(b)	0.15	0.13	0.07	—	—
Net realized and unrealized gain (loss) on investments	(7.60)	2.42	2.37	1.86	0.20

Total from investment operations	(7.45)	2.55	2.44	1.86	0.20
Less distributions from:
Net investment income	—	0.22	0.16	0.02	—
Net realized gain	0.14	1.57	0.05	—	—

Total distributions	0.14	1.79	0.21	0.02	—

Net asset value, end of year	$7.44	$15.03	$14.27	$12.04	$10.20

Total return (%)	(49.57)	18.36	20.22	18.26	2.00	(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.05	1.09	1.10	1.10	1.10	(c)
Expenses, before waivers and reimbursements	1.05	1.06	1.12	1.35	2.46	(c)
Net investment income (loss), net of waivers and reimbursements	1.26	0.86	0.50	0.31	(0.21	)(c)
Net investment income (loss), before waivers and reimbursements	1.26	0.89	0.48	0.06	(1.57	)(c)
Supplemental data:
Net assets at end of period (in thousands)	$360,451	$618,179	$598,375	$250,929	$27,384
Portfolio turnover rate (%)	91	66	79	84	45	(c)

(a)	For the period from December 1, 2004 (Commencement of Operations) to December 31, 2004.
(b)	Excludes $(0.07), $0.01, $0.23, $0.27 and $0.01 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years 2008, 2007, 2006, 2005 and 2004, respectively.
(c)	Rates are annualized for periods that are less than a year.
(d)	Total returns are not annualized for periods that are less than a year.

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William Blair International Small Cap Growth Fund

Institutional Share Class

	Years Ended December 31,
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$14.04	$13.43	$11.16	$10.00
Income from investment operations:
Net investment income(b)	0.03	0.05	(0.01)	—
Net realized and unrealized gain on investments	(7.26)	1.72	2.34	1.16

Total from investment operations	(7.23)	1.77	2.33	1.16
Less distributions from:
Net investment income	—	0.12	0.01	—	(c)
Net realized gain	0.12	1.04	0.05	—

Total distributions	0.12	1.16	0.06	—

Net asset value, end of period	$6.69	$14.04	$13.43	$11.16

Total return (%)	(51.53)	13.53	20.86	11.62	(e)
Ratios to average daily net assets (%)
Expenses, net of waivers and reimbursements	1.14	1.14	1.25	1.25	(d)
Expenses, before waivers and reimbursements	1.11	1.14	1.31	2.17	(d)
Net investment income (loss), net of waivers and reimbursements	0.28	0.32	(0.12)	0.00	(d)
Net investment income (loss), before waivers and reimbursements	0.32	0.32	(0.18)	(0.92	)(d)
Supplemental data
Net assets at end of period (in thousands)	$291,988	$401,459	$231,969	$50,534
Portfolio turnover rate (%)	78	88	109	127	(d)

(a)	For the period from November 1, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $(0.02), $0.05, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes for the years ended 2008, 2007, 2006 and 2005.
(c)	Distribution less than $0.01 per share.
(d)	Rates are annualized for periods that are less than a year.
(e)	Total returns are not annualized for periods that are less than a year.

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William Blair Emerging Markets Growth Fund

Institutional Share Class

	Years Ended December 31,
	2008	2007	2006	2005(a)
Net asset value, beginning of period	$22.07	$19.54	$14.20	$10.00
Income from investment operations:
Net investment income(b)	0.17	(0.01)	0.02	0.01
Net realized and unrealized gain on investments	(13.74)	7.27	5.44	4.27

Total from investment operations	(13.57)	7.26	5.46	4.28
Less distributions from:
Net investment income	—	0.19	0.01	—
Net realized gain	0.94	4.54	0.11	0.08

Total distributions	0.94	4.73	0.12	0.08

Net asset value, end of period	$7.56	$22.07	$19.54	$14.20

Total return (%)	(61.51)	38.21	38.49	42.82	(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.22	1.25	1.25	1.25	(c)
Expenses, before waivers and reimbursements	1.20	1.25	1.32	1.61	(c)
Net investment income (loss), net of waivers and reimbursements	1.08	(0.05)	0.09	0.19	(c)
Net investment income (loss), before waivers and reimbursements	1.10	(0.05)	0.02	(0.17	)(c)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$385,588	$1,165,854	$813,649	$249,348
Portfolio turnover rate (%)	118	100	113	77	(c)

(a)	For the period from June 6, 2005 (Commencement of Operations) to December 31, 2005.
(b)	Excludes $(0.09), $0.21, $0.00 and $0.11 of PFIC mark to market which is treated as ordinary income for Federal tax purposes, for the years ended 2008, 2007, 2006 and 2005.
(c)	Rates are annualized for periods that are less than a year.
(d)	Total returns are not annualized for periods that are less than a year.

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William Blair Emerging Leaders Growth Fund

Institutional Class Shares

	Year Ended December 31,
	2008(a)
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (b)	0.04
Net realized and unrealized gain on investments	(5.26)

Total from investment operations	5.22
Less distributions from:
Net investment income	—	(c)
Net realized gain	—

Total distributions	—

Net asset value, end of period	$4.78

Total return (%)	(52.11	)(d)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	1.25	(e)
Expenses, before waivers and reimbursements	1.41	(e)
Net investment income (loss), net of waivers and reimbursements	0.70	(e)
Net investment income (loss), before waivers and reimbursements	0.54	(e)
Supplemental data for all classes:
Net assets at end of period (in thousands)	$46,676
Portfolio turnover rate (%)	151	(e)

(a)	For the period from March 26, 2008 (Commencement of Operations) to June 30, 2008.
(b)	Excludes $0.00 of PFIC mark to market which is treated as ordinary income for tax purposes for the year ended 2008.
(c)	Distribution less than $0.01 per share.
(d)	Total return is not annualized for periods less than one year.
(e)	Rates are annualized for periods that are less than a year.

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William Blair Bond Fund

Institutional Share Class

	Years Ended December 31,
	2008	2007(a)

Net asset value, beginning of year	$10.00	$10.00
Income from investment operations:
Net investment income	0.50	0.32
Net realized and unrealized gain on investments	(0.31)	0.03

Total from investment operations	0.19	0.35
Less distributions from:
Net investment income	0.47	0.35
Net realized gain	—	—	(b)

Total distributions	0.47	0.35

Net asset value, end of year	$9.72	$10.00

Total return (%)	1.95	3.57	(c)
Ratios to average daily net assets (%):
Expenses, net of waivers and reimbursements	0.35	0.35	(d)
Expenses, before waivers and reimbursements	0.56	0.52	(d)
Net investment income (loss), net of waivers and reimbursements	5.04	5.09	(d)
Net investment income (loss), before waivers and reimbursements	4.83	4.92	(d)
Supplemental data for all classes:
Net assets at end of year (in thousands)	$74,613	$68,483
Portfolio turnover rate (%)	52	38	(d)

(a)	For the period from May 1, 2007 (Commencement of Operations) to December 31, 2007.
(b)	Distribution is less than $0.01 per share.
(c)	Total returns are not annualized for periods that are less than a year.
(d)	Rates are annualized for periods that are less than a year.

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FOR MORE INFORMATION

More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund’s manager. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-742-7272

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Fund’s Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-5850) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	May 1, 2009

Investment Company Act File No.: 811-5344

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WILLIAM BLAIR FUNDS

INSTITUTIONAL FUNDS

- Global Growth Fund - Institutional Class Shares
- Institutional International Growth Fund
- Institutional International Equity Fund
- International Small Cap Growth Fund - Institutional Class Shares
- Emerging Markets Growth Fund - Institutional Class Shares
- Emerging Leaders Growth Fund - Institutional Class Shares
- Bond Fund - Institutional Class Shares

WILLIAM BLAIR FUNDS

222 West Adams Street
Chicago, IL 60606
800.742.7272 • www.williamblairfunds.com

©William Blair & Company, L.L.C., distributor

May 1, 2009

William Blair Funds

CLASS I PROSPECTUS

Ready Reserves Fund

This prospectus contains important information about Class I shares of the Ready Reserves Fund, including its investment objectives. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

WILLIAM BLAIR READY RESERVES FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES:    The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high-quality, which means that they are rated in the top two investment categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with preservation of capital.

MAIN RISKS OF INVESTING:    Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect William Blair & Company, L.L.C. (the “Advisor”) to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class N Shares).(1)    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 1.52% (3Q00)	Lowest Quarterly Return 0.21% (3Q04)

(1)	Although the Class I shares have been registered since 1999, they were not previously offered. As a result, the Class I shares do not have returns to report. Returns for the Class N shares of the Fund, which are offered in a separate prospectus, are reported instead. The returns for the Class I shares will be substantially similar to those of the Class N shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Class I shares will differ from the Class N shares only to the extent that the expenses of the classes differ.

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Average Annual Total Returns.    The following table compares the Fund’s Class N average annual total returns for the periods ended December 31, 2008 to a broad measure of market performance.

	1 Year	5 Years	10 Years
Ready Reserves Fund	2.20%	2.96%	3.08%
AAA Rated Money Market Funds*	2.12%	2.83%	3.04%

*	The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by iMoneyNet. Expenses are not included.

Yield:    You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder fees.    Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund. Class I Shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	0.24%
Service Fee	None
Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.25%	(1)

(1)

Except as otherwise noted, the information in the table is based on amounts incurred during the Fund’s most recent fiscal year. It is important for you to understand that a decline in the Fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors would likely cause the Fund’s expense ratios for the Fund’s current fiscal year to be higher than the expense information presented.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

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FINANCIAL HIGHLIGHTS

The table below is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in the Fund would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request (see back cover).

William Blair Ready Reserves Fund (Class N Shares)

		Periods Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Total from investment operations	0.02	0.05	0.04	0.03	0.01
Less distributions from:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Total distributions	0.02	0.05	0.04	0.03	0.01

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (%)	2.20	4.75	4.47	2.62	0.80
Ratios to average daily net assets (%):
Expenses	0.60	0.63	0.63	0.64	0.65
Net investment income (loss)	2.12	4.75	4.38	2.57	0.80
Supplemental data:
Net assets at end of period (in thousands)	$1,841,189	$1,399,537	$1,195,593	$1,091,854	$1,092,940

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The William Blair Ready Reserves Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks. All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund invests exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration and diversification.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information and at www.williamblairfunds.com.

Portfolio Management

The Ready Reserves Fund is managed by Christopher Vincent.

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Christopher Vincent, a principal of William Blair & Company, L.L.C., has managed or co-managed the Fund since 2003. Mr. Vincent oversees the fixed income team at William Blair. He joined the firm in June 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that, he was with Ralston Purina Company for five years in the treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has the Chartered Financial Analyst designation and is on the Board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University.

The Statement of Additional Information provides additional information about Mr. Vincent, including his compensation, other accounts he manages and his ownership of securities in the Fund.

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INVESTMENT RISKS

Credit Risk.    The value of the Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity. However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the issuer itself. For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk.    The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Private Placement Risk.    The Fund may invest in private placements. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Asset-Back Securities Risk.    The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Liquidity Risk.    Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. Securities subject to liquidity risk in which the Fund may invest include private placements.

Foreign Investment Risk.    The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in certain foreign markets generally is longer than for domestic markets.

Temporary Defensive Position.    The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. When the Fund is invested defensively, it may not meet its investment objective.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. The Fund’s investment in variable rate securities will generally be less sensitive to interest rate changes, but such securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

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MANAGEMENT OF THE FUNDS

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded over 70 years ago by William McCormick Blair. As of December 31, 2008, the firm had over 900 employees including approximately 170 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. As of December 31, 2008, the department managed over $26 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 38 portfolio managers, supported by a team of analysts. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the most recently completed fiscal year, the Ready Reserves Fund paid the Advisor a monthly investment management fee of .24% of the Fund’s average net assets.

The Ready Reserves Fund pays an advisory fee at a rate of 0.28% of the first $250 million of the Fund’s average daily net assets; plus 0.25% of the next $250 million of the Fund’s average daily net assets; plus 0.23% of the next $2 billion of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $2.5 billion.

From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

The Semi-Annual Report for the period ending June 30, 2009 will contain a discussion regarding the factors the Board of Trustees considered for the renewal of the Investment Management Agreement.

Custodian.    The Custodian is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value.

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, Massachusetts 02171.

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YOUR ACCOUNT

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment.    The Fund is designed primarily for institutional investors. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor is required to open a single account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary.

The minimum initial investment is $10 million or any lesser amount if, in the Trust’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $10 million. There is no minimum for subsequent purchases. These minimum amounts may be changed at any time. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The Trust does not impose any sales charges in connection with purchases of Fund shares, although service agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service agents may receive different levels of compensation for selling different classes of shares. The Fund does not issue share certificates.

Purchase Price.    The Fund is sold at its public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Fund at 1-800-742-7272 if you would like to purchase Fund shares with other securities.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government

8

agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers or withdrawals.

Short-Term and Excessive Trading.    The Fund is designed for liquidity needs and is not actively monitored for market timing. As a result, the Board of Trustees has determined that it would not be appropriate for the Fund to adopt policies and procedures with respect to frequent trading. Nevertheless, the Fund reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account.    Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds,” mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered. Send your check and letter to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account.    First, call BFDS at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the name of the Fund and the share class in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by BFDS and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the Fund name and the share class in which you are investing, your account number and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.    See “By Wire.”

To add to an existing account by telephone, you must have selected this option on your account application.

9

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

By Mail

Send your redemption request signed by all account owners to the Transfer Agent or to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as corporate resolutions, an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by BFDS or the Distributor.

By Wire

To redeem some or all of your shares in any Funds by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    You may redeem some or all of your shares by telephone by calling the Transfer Agent.

Redemption Price.    The Fund’s net asset value normally will be $1.00. However, the redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request, in proper order.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by the Distributor of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund’s shares. Shareholders receiving securities or other financial assets may realize a gain or loss for federal income tax purposes as a result of the redemption, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net asset value during any 90-day period for any one shareholder of record.

Redemption by Check.    To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made

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payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when: (1) there are insufficient assets to cover the check, (2) a “stop order” has been placed on the check and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class I shares into Class I shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed Fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”).

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, BFDS will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor BFDS will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Fund may earn interest from short-term U.S. dollar denominated domestic money market instruments as well as net short-term capital gains from sales securities, all of which are passed through to shareholders as income dividends as long as expenses do not exceed income.

As a shareholder, you are entitled to your portion of the Fund’s net income. The Fund passes its earnings through to you as distributions. The Fund’s policy is to distribute substantially all net investment income. All

11

distributions have the effect of immediately thereafter decreasing net asset value per share. Income dividends will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent shortly following the reinvestment date.

When Dividends are Paid

The Ready Reserves Fund’s net investment income will be declared at the close of regular trading on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration.

The Fund may vary its dividend practices at any time. Income dividends from the Fund will vary from year to year. Dividends may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Federal Income Taxes”).

FEDERAL INCOME TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, the federal income tax implications of your investment in the Fund include the following:

Taxes on Distributions.    The Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security generating income that is distributed. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest, dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders or be treated as qualified dividend income.

Taxes on Transactions.    For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss.

The foregoing is only intended as a brief summary of certain federal income tax issues relating to investment in the Fund by shareholders subject to federal income tax. Shareholders should consult their tax advisor about the application of the provisions of the tax laws in light of their particular situation before investing in the Fund.

For a more detailed discussion of federal income taxes, see the Statement of Additional Information.

12

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Fund provides a variety of services to help you manage your account.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to BFDS. Dividends and distributions are treated the same for federal income tax purposes whether reinvested in additional shares or received in cash.

1. Automatic Dividend Reinvestment Plan.    The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends automatically deposited in a previously established bank account.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution (each, an “intermediary”), that intermediary may impose charges for its services in addition to the fees charged by the Fund. These charges could reduce your yield or return. In addition, when you place orders with an intermediary, you are not placing your orders directly with the Fund, and you must follow the intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the Fund on purchases, redemptions and exchanges of Fund shares. These differences may include different minimum initial (and subsequent) investment amounts, exchange policies, fund choices, cut-off times for investment and other trading restrictions. You should consult your intermediary directly for information regarding its conditions and fees. The Fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to BFDS, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering or Rejection of Purchase Orders.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and/or the Trust or the Distributor may reject purchase orders from an investor or intermediary. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights.    All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a Fund is required under the Investment Company Act of 1940 (the “1940 Act”). Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Fund generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

13

DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

The Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Ready Reserves Fund does not price its shares on days when the Exchange is closed for trading or on the observance of Columbus Day and Veterans Day. Accordingly, shares of the Ready Reserves Fund may not be purchased or redeemed on such days.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount. Securities for which a market price is not available or is deemed unreliable or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

14

INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies and Investment Risks, as well as the Statement of Additional Information.

Asset-Backed Securities.    The Fund may invest in asset-backed securities. Asset-backed securities represent interests in pools of loans, leases or other receivables. Asset-backed securities are primarily issued by non-government entities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

Borrowing.    The Fund may borrow money from banks for the limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration.    The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Diversification.    The Fund will not purchase the securities of any issuer if, as a result, more than 5% of its total gross assets would be invested in such issuer. In addition, the Fund will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Illiquid Securities.    The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Repurchase Agreements.    The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 10% of the Fund’s net assets.

Section 4(2) Paper.    The Fund may invest in commercial paper issued in reliance upon the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund’s Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase

15

or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to segregate cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

Variable Rate Securities.    The Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

16

FOR MORE INFORMATION

More information about the Fund is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund’s performance in its last fiscal year. Financial statements and the report of independent registered public accounting firm included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

Boston Financial Data Services, Inc.

(the Fund’s Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-551-5850) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Distributor. The Prospectus does not constitute an offering by the Trust or the Distributor in any jurisdiction in which such offering may not lawfully be made.

The Trust’s information, including but not limited to the Prospectus, SAI, Semi-Annual and Annual Reports and Account Application, can be viewed online at www.williamblairfunds.com.

William Blair Funds	May 1, 2009

Investment Company Act File No.: 811-5344

17

WILLIAM BLAIR FUNDS

222 WEST ADAMS STREET

CHICAGO, ILLINOIS 60606

(312) 364-8000

1-800-635-2886

(In Massachusetts 1-800-635-2840)

STATEMENT OF ADDITIONAL INFORMATION

Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Mid Cap Growth Fund

Small-Mid Cap Growth Fund

Global Growth Fund

International Growth Fund

Institutional International Growth Fund

International Equity Fund

Institutional International Equity Fund

International Small Cap Growth Fund

Emerging Markets Growth Fund

Emerging Leaders Growth Fund

Value Discovery Fund

Bond Fund

Income Fund

Ready Reserves Fund

May 1, 2009

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses of William Blair Funds (the “Trust”) dated May 1, 2009. The financial statements for the William Blair Funds for the year ended December 31, 2008 and the Report of Independent Registered Public Accounting Firm thereon are incorporated by reference from the Annual Reports to Shareholders for the year ended December 31, 2008. The Prospectuses and Annual Reports to Shareholders may be obtained without charge by writing or calling the Trust.

i

ii

MANAGEMENT OF THE TRUST

Investment Advisor. As stated in the Prospectuses, William Blair & Company, L.L.C. (“Advisor”) is the Trust’s investment advisor and manager. Pursuant to a management agreement, the Advisor acts as each Fund’s advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, each Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s net assets. Expenses that will be borne directly by each Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The management agreement continues in effect from year to year for each Fund for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such management agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The management agreement may be terminated at any time upon 60 days notice by either party; a Fund may terminate the management agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The management agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of a Fund if the Advisor were determined to have breached the management agreement. The management agreement will terminate automatically upon assignment. The management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the management agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the management agreement.

Upon termination of the management agreement and when so requested by the Advisor, the Trust will refrain from using the name “William Blair” in its name or in its business in any form or combination.

Advisory Fees. For the services and facilities furnished by the Advisor under the management agreement, each Fund pays the Advisor an advisory fee, which is accrued daily and paid monthly on the first business day of the following month. A summary of the annual rates expressed as a percentage of average daily net assets is as follows:

% of Average Daily Net Assets
Growth Fund	0.75%
Large Cap Growth Fund	0.80%
Small Cap Growth Fund	1.10%
Mid Cap Growth Fund	0.95%
Small-Mid Cap Growth Fund	1.00%
Global Growth Fund	1.00%
International Growth Fund:
First $250 million	1.10%
In excess of $250 million	1.00%
Institutional International Growth Fund:
First $500 million	1.00%
Next $500 million	0.95%
In excess of $1 billion	0.90%
International Equity Fund:
First $250 million	1.10%
In excess of $250 million	1.00%
Institutional International Equity Fund:
First $500 million	1.00%
Next $500 million	0.95%
In excess of $1 billion	0.90%
International Small Cap Growth Fund	1.00%
Emerging Markets Growth Fund	1.10%

% of Average Daily Net Assets
Emerging Leaders Growth Fund	1.10%
Value Discovery Fund	1.10%
Bond Fund	0.30%
Income Fund:*
First $250 million	0.25%
In excess of $250 million	0.20%
Ready Reserves Fund:
First $250 million	0.275%
Next $250 million	0.250%
Next $2 billion	0.225%
In excess of $2.5 billion	0.200%

*	Management fee also includes a charge of 5% of gross income.

Expense Waivers. The Advisor has entered into a contractual agreement with each Fund listed below to waive fees and/or reimburse expenses, if necessary, in order to limit the Fund’s operating expenses to the levels reflected in the table below until April 30, 2010. The Advisor may continue to waive fees thereafter. The agreement terminates upon the earlier of April 30, 2010 or the termination of the management agreement.

	Class N	Class I	Institutional Class
Growth Fund	N/A	N/A	N/A
Large Cap Growth Fund	1.23	0.98	N/A
Small Cap Growth Fund	1.50	1.25	N/A
Mid Cap Growth Fund	1.36	1.11	N/A
Small-Mid Cap Growth Fund	1.36	1.11	N/A
Global Growth Fund	1.55	1.30	1.15
International Growth Fund	1.45	1.20	N/A
Institutional International Growth Fund	N/A	N/A	N/A
International Equity Fund	1.45	1.20	N/A
Institutional International Equity Fund	N/A	N/A	1.10
International Small Cap Growth Fund	1.65	1.40	1.25
Emerging Markets Growth Fund	1.70	1.45	1.25
Emerging Leaders Growth Fund	N/A	1.40	1.25
Value Discovery Fund	1.29	1.09	N/A
Bond Fund	0.65	0.50	0.35
Income Fund	0.85	0.70	N/A
Ready Reserves Fund	N/A	N/A	N/A

1

For a period of three years subsequent to the Commencement of Operations (as noted below) of the Global Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund, the Advisor is entitled to reimbursement for previously waived fees and/or reimbursed expenses to the extent the overall expense ratio of the Fund remains below the percentage indicated above. The total amount available for recapture at December 31, 2008 was $265,000 for the Global Growth Fund, $81,000 for the Emerging Leaders Growth Fund and $226,000 for the Bond Fund.

For the fiscal years ended December 31, 2008, 2007 and 2006, the investment advisory fees incurred by each Fund and related fee waivers were as follows:

2008	Gross Advisory Fee	Fee Waiver (Recovery)	Net Advisory Fee
Growth	$2,364,209	—	$2,364,209
Large Cap Growth	231,742	68,500	163,242
Small Cap Growth	7,911,894	—	7,911,894
Mid Cap Growth	433,449	56,800	376,649
Small-Mid Cap Growth	1,124,284	63,600	1,060,684
Global Growth	447,238	196,000	251,238
International Growth	63,081,516	—	63,081,516
Institutional International Growth	15,667,869	—	15,667,869
International Equity	3,697,288	—	3,697,288
Institutional International Equity	5,140,767	—	5,140,767
International Small Cap Growth	3,887,175	—	3,887,175
Emerging Markets Growth	8,539,125	—	8,539,125
Emerging Leaders Growth [1]	559,238	80,400	478,838
Value Discovery	468,025	206,000	262,025
Bond	215,278	145,900	69,378
Income	1,057,732	—	1,057,732
Ready Reserves	3,796,404	—	3,796,404

[1]	The fees shown paid by the Emerging Leaders Growth Fund for 2008 are for the period from March 26, 2008 (Commencement of Operations) to December 31, 2008.

2007	Gross Advisory Fee	Fee Waiver (Recovery)	Net Advisory Fee
Growth Fund	$2,377,820	$—	$2,377,820
Large Cap Growth Fund	$218,671	$64,300	$154,371
Small Cap Growth Fund	$14,389,880	$—	$14,389,880
Mid Cap Growth Fund	$342,403	$93,000	$249,403
Small-Mid Cap Growth Fund	$1,118,499	$71,000	$1,047,499
Global Growth Fund[1]	$91,083	$50,200	$40,883
International Growth Fund	$72,836,354	$—	$72,836,354
Institutional International Growth Fund	$19,530,306	$—	$19,530,306
International Equity Fund	$3,778,213	$182,000	$3,596,213
Institutional International Equity Fund	$6,113,822	$(135,000)	$6,113,822
International Small Cap Growth Fund	$3,394,214	$—	$3,394,214
Emerging Markets Growth Fund	$11,211,966	$—	$11,211,966
Value Discovery Fund	$992,682	$231,000	$761,682
Bond Fund[2]	$113,749	$66,000	$47,749
Income Fund	$1,292,398	$—	$1,292,398
Ready Reserves Fund	$3,038,607	$—	$3,038,607

[1]	The fees shown paid by the Global Growth Fund for 2007 are for the period from October 15, 2007 (Commencement of Operations) to December 31, 2007.
[2]	The fees shown paid by the Bond Fund for 2007 are for the period from May 1, 2007 (Commencement of Operations) to December 31, 2007.

2006	Gross Advisory Fee	Fee Waiver (Recovery)	Net Advisory Fee
Growth Fund	$1,892,812	$—	$1,892,812
Large Cap Growth Fund	$146,914	$72,200	$74,714
Small Cap Growth Fund	$12,194,780	$—	$12,194,780
Mid Cap Growth Fund[1]	$109,312	$109,312	$0
Small-Mid Cap Growth Fund	$825,307	$58,100	$767,207
International Growth Fund	$54,270,591	$—	$54,270,591
Institutional International Growth Fund	$16,295,169	$—	$16,295,169
International Equity Fund	$2,672,374	$267,300	$2,405,074
Institutional International Equity Fund	$4,069,343	$94,300	$3,975,043
International Small Cap Growth Fund	$1,261,788	$80,000	$1,181,788
Emerging Markets Growth Fund	$5,364,092	$356,000	$5,008,092
Value Discovery Fund	$833,191	$310,300	$522,891
Income Fund	$1,530,531	$—	$1,530,531
Ready Reserves Fund	$2,827,385	$—	$2,827,385

[1]	The fees shown paid by the Mid Cap Growth Fund in 2006 are for the period from February 1, 2006 (Commencement of Operations) to December 31, 2006.

2

Portfolio Managers

Michael P. Balkin is responsible for the management of the Small Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	13	103,395,587	2	$10,238,048

Karl W. Brewer is responsible for the management of the Small Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	0
Other pooled investment vehicles	1	43,535,030	0	0
Other advisory accounts	36	1,438,914,670	2	$10,238,048

3

David C. Fording is responsible for the management of the Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	53	416,011,597	0	0

James S. Golan is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,056,592,984	2	$1,056,592,984
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	9	360,433,367	0	0

4

W. George Greig is responsible for the management of the Global Growth Fund, the International Growth Fund, the International Equity Fund, the Institutional International Growth Fund, the Institutional International Equity Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	7	$1,557,713,986	0	$0
Other pooled investment vehicles	6	437,065,800	0	0
Other advisory accounts	79	4,438,874,793	0	0

John F. Jostrand is responsible for the management of the Growth Fund, the Large Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,056,592,984	2	$1,056,592,984
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	84	818,961,820	0	0

Chad M. Kilmer is responsible for the management of the Value Discovery Fund and other accounts. As of December 31, 2008 information on these other accounts in as follows:

Type of Account	Number	Total Assets	Number Charges Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	6	13,784,715	0	0

Robert C. Lanphier IV is responsible for the management of the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$402,099,305	1	$402,099,305
Other pooled investment vehicles	6	293,114,090	0	0
Other advisory accounts	32	835,915,900	0	0

5

Mark T. Leslie is responsible for the management of the Value Discovery Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	6	13,784,715	0	0

Matthew A. Litfin is responsible for the management of the Small-Mid Cap Growth Fund and other accounts. As of December 31, 2008 information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	43,535,030	0	0
Other advisory accounts	21	1,328,011,353	0	0

Kenneth J. McAtamney is responsible for the management of the Global Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	2	46,924,221	0	0
Other advisory accounts	1	55,438,537	0	0

Todd M. McClone is responsible for the management of the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	106,296,805	0	0
Other advisory accounts	8	704,247,858	0	0

Tracy McCormick is responsible for the management of the Large Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,056,592,984	2	$1,056,592,984
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	426	972,910,786	0	0

David Merjan is responsible for the management of the International Equity Fund, the Institutional International Equity Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	4	$1,268,935,475	0	$0
Other pooled investment vehicles	2	86,114,055	0	0
Other advisory accounts	34	2,368,295,285	0	0

David S. Mitchell is responsible for the management of the Value Discovery Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	6	13,784,715	0	0

David P. Ricci is responsible for the management of the Mid Cap Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$402,099,305	1	$402,099,305
Other pooled investment vehicles	5	249,579,060	0	0
Other advisory accounts	12	751,098,191	0	0

Jeffrey A. Urbina is responsible for the management of the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	3	$723,382,599	0	$0
Other pooled investment vehicles	3	194,382,521	0	0
Other advisory accounts	11	886,056,978	0	0

Christopher T. Vincent is responsible for the management of the Bond Fund, the Income Fund, the Ready Reserves Fund and other accounts. As of December 31, 2008, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	17	266,282,661	0	0

6

Since the portfolio managers manage other accounts in addition to the Funds, conflicts of interest may arise in connection with the portfolio managers’ management of the Funds’ investments on the one hand and the investments of such other accounts on the other hand. However, the Advisor has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. For more information on the policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades, see the section entitled “Brokerage and Fund Transactions” in this Statement of Additional Information.

The compensation of the Advisor’s portfolio managers is based on the firm’s mission: “to achieve success for its clients.” Ms. McCormick and Messrs. Balkin, Brewer, Fording, Golan, Greig, Jostrand, Lanphier, Leslie, Litfin, McAtamney, McClone, Merjan, Mitchell, Ricci, Urbina and Vincent are principals of the Advisor, and as of December 31, 2008, their compensation consists of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. Mr. Kilmer, an associate of the Advisor, receives a fixed base salary and a discretionary bonus. The discretionary bonus as well as any potential changes to the principals’ ownership stakes is determined by the head of the Advisor’s Investment Management Department, subject to the approval of the Advisor’s Executive Committee and is based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Advisor and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to long-term investment performance, and to the Advisor’s revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

The following table sets forth, for each portfolio manager, the dollar range of shares owned in each Fund that the portfolio manager manages as of December 31, 2008.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
David C. Fording	Growth Fund	$100,001 - $500,000
John F. Jostrand	Growth Fund	Over $1 Million
James S. Golan	Large Cap Growth Fund	$100,001 - $500,000
John F. Jostrand	Large Cap Growth Fund	$100,001 - $500,000
Tracy McCormick	Large Cap Growth Fund	$10,001 - $50,000
Michael P. Balkin	Small Cap Growth Fund	$100,001 - $500,000
Karl W. Brewer	Small Cap Growth Fund	$100,001 - $500,000
Robert C. Lanphier IV	Mid Cap Growth Fund	$100,001 - $500,000
David P. Ricci	Mid Cap Growth Fund	$100,001 - $500,000
Karl W. Brewer	Small-Mid Cap Growth Fund	$100,001 - $500,000
Robert C. Lanphier IV	Small-Mid Cap Growth Fund	$100,001 - $500,000
Matthew A. Litfin	Small-Mid Cap Growth Fund	$100,001 - $500,000
W. George Greig	Global Growth Fund	Over $1 Million
Kenneth J. McAtamney	Global Growth Fund	$100,001 - $500,000
W. George Greig	International Growth Fund	$10,001 - $50,000
W. George Greig	Institutional International Growth Fund	None
W. George Greig	International Equity Fund	None
David Merjan	International Equity Fund	$100,001 - $500,000
W. George Greig	Institutional International Equity Fund	None
David Merjan	Institutional International Equity Fund	None
Jeffrey A. Urbina	International Small Cap Growth Fund	$100,001 - $500,000
Todd M. McClone	Emerging Markets Growth Fund	$50,001 - $100,000
Jeffrey A. Urbina	Emerging Markets Growth Fund	$100,001 - $500,000
Todd M. McClone	Emerging Leaders Growth Fund	None
Jeffrey A. Urbina	Emerging Leaders Growth Fund	None
Chad M. Kilmer	Value Discovery Fund	$50,001 - $100,000
Mark T. Leslie	Value Discovery Fund	$100,001 - $500,000
David S. Mitchell	Value Discovery Fund	$100,001 - $500,000
Christopher J. Vincent	Bond Fund	$100,001 - $500,000
Christopher J. Vincent	Income Fund	$10,001 - $50,000
Christopher J. Vincent	Ready Reserves Fund	$10,000 - $50,000

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Distributor. Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor (“Distributor”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement may be terminated for a Fund at any time without penalty by the Fund or the Distributor. The Distribution Agreement may be terminated for a Fund by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of a Fund, as defined under the Investment Company Act of 1940 (“1940 Act”). The Distribution Agreement may not be amended to increase the fee to be paid by a Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

Each Fund (with the exception of the Institutional International Growth Fund, the Institutional International Equity Fund, the Emerging Leaders Growth Fund and the Ready Reserves Fund) has also adopted a plan under Rule 12b-1 (“Distribution Plan”) that provides for fees to compensate the Distributor for shareholder/distribution services for Class N shares. Because Rule 12b-1 fees are paid out of the assets of a Fund’s Class N shares on an ongoing basis, they will increase the cost of an investment in Class N shares and can cost more than other types of sales charges. For its services under the Distribution Plan, the Distributor receives a shareholder/distribution services fee from each Fund, payable monthly, at the annual rate of 0.25% of average daily net assets attributable to Class N shares, respectively, of each Fund except for Class N shares of the Bond Fund and the Income Fund. For the Class N shares of the Bond Fund and the Income Fund, the Distributor receives a shareholder/distribution services fee under the Distribution Plan, payable monthly, at the annual rate of 0.15%. As part of the Advisor’s agreement to waive fees and/or reimburse expenses for some Funds over certain amounts, the Distributor may waive a portion of the shareholder/distribution services fee of a Fund. During 2008, the Distributor received the following in shareholder/distribution services fees from the Funds:

2008	12b-1 Distribution/ Shareholder Services Fee	Fee Waiver	Net 12b-1 Distribution/ Shareholder Services Fee
Growth	$274,662	$—	$274,662
Large Cap Growth	15,648	15,648	—
Small Cap Growth	885,349	—	885,349
Mid Cap Growth	15,572	15,572	—
Small-Mid Cap Growth	32,081	—	32,081
Global Growth	24,430	19,000	5,430
International Growth	9,955,309	—	9,955,309
International Equity	160,079	—	160,079
International Small Cap Growth	46,839	—	46,839
Emerging Markets Growth	122,131	—	122,131
Value Discovery	23,316	5,000	18,316
Bond	1,049	1,049	—
Income	96,034	18,000	78,034

8

The Distribution Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan that reimburses only for expenses incurred. The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of Fund shares. During 2008, the Distributor made the following expenditures for Class N shares of each Fund pursuant to the Distribution Plan:

Compensation to Financial Service Firms
Growth	$768,182
Large Cap Growth	33,215
Small Cap Growth	1,925,456
Mid Cap Growth	40,198
Small-Mid Cap Growth	33,338
Global Growth	23,924
International Growth	16,610,080
International Equity	525,441
International Small Cap Growth	155,586
Emerging Markets Growth	277,903
Value Discovery	66,265
Bond	12,767
Income	200,446

During 2008, the Distributor paid out of its own resources (and for Funds that did not pay all shareholder/distribution services fees to financial services firms, out of some or all of the those remaining fees) other Fund distribution-related expenses, including advertising, printing and mailing prospectuses and overhead expenses.

9

From time to time, the Distributor and financial service firms it appoints may engage in activities that jointly promote the sales of shares of multiple Funds, the cost of which may not be readily identifiable or related to any one Fund. Generally, the distribution expenses attributed to such joint distribution activities will be allocated among each Fund on the basis of its respective net assets.

The Distribution Plan continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan. The Distribution Plan may be terminated for a Fund at any time without penalty by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan or by vote of a majority of the outstanding securities of Class N shares of a Fund. If the Distribution Plan is terminated in accordance with its terms for a Fund, the obligation of a Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by the Distributor in excess of its fees under the Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Distribution Plan may or may not be sufficient to compensate the Distributor for its expenses incurred. The Distribution Plan may not be amended to increase the fee to be paid by a Fund with respect to its Class N shares without approval by a majority of the outstanding voting securities of Class N shares of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Plan.

The Board of Trustees considered various factors in making the determination that the Distribution Plan is reasonably likely to benefit the Funds and their respective shareholders, including: (1) the fact that the Funds would be primarily dependent for sales of their shares on broker-dealers who cannot be expected to sell Fund shares without compensation; (2) the likelihood that the Distribution Plan would stimulate sales of shares of the Funds and assist in increasing the asset base of the Funds in the face of competition from a variety of financial products; (3) the potential advantages to shareholders of the Funds of growth of the asset base of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (4) the formula pursuant to which the payment of fees under the Distribution Plan is determined; (5) the reasonableness of the fees to be paid under the Distribution Plan in view of the levels and types of services that the Distributor will provide; (6) the lack of reasonable alternative methods of distribution and payments thereof that would be equally effective; and (7) the fact that any significant increase in the asset value of the Funds would benefit the investment advisor of the Funds by increasing the fees payable to it.

The Trustees and officers of the Trust who are also principals or employees of the Advisor/Distributor as indicated under “Trustees and Officers,” as well as the Advisor/Distributor, have a direct or indirect financial interest in the Distribution Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the Distribution Plan and related Distribution Agreement.

The Advisor/Distributor is a limited liability company that is 100% owned by WB Holdings, L.P., a limited partnership. The affairs of the Advisor/Distributor are controlled by the general partner of WB Holdings, L.P., WBC GP, L.L.P., which in turn, is controlled by the Executive Committee. The Executive Committee is comprised of, John R. Ettelson, Brent W. Gledhill, Edgar D. Jannotta, W. George Greig, Richard P. Kiphart, John C. Moore, Robert D. Newman and Michelle R. Seitz.

Other Payments to Third Parties and Affiliates. In addition to 12b-1 fees, the Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares are held of record in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. Such payments and reimbursements are made only behalf of Class N and Class I shares of a Fund. The fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary.

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As described in the Prospectus, the Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments to intermediaries for the provision of the above noted services to intermediaries who otherwise sell shares of the Funds. Such payments are in addition to 12b-1 fees and/or record keeping/sub-transfer agency fees paid by the Funds. Such payments are made only on behalf of Class N or Class I shares of a Fund.

The Distributor currently makes payments from its own assets in connection with the servicing, distribution and/or retention of Fund shares that generally range from 0.10% to 0.15% of the assets of the class serviced. These amounts are subject to change at the discretion of the Distributor.

As of March 31, 2009, the Distributor anticipates that the following firms will receive additional payments as described above:

A.G. Edwards

ACS HR Solutions

Administrative Management Group

Ameritrade

Citi Group

GWFS Equities, Inc.

ING CitiStreet Retirement Services

Hewitt Associates

J.P. Morgan Retirement Plan Services

KeyBank National Association

Lincoln Financial Services, Inc.

LPL Pension Advisors

MassMutual

Mercer Consulting

Merrill Lynch

National Financial Services, Inc. (Fidelity)

Nationwide Investment Services Corp.

New York Life

Pershing

PFPC

Principal Financial

Prudential Investment Management Services

Prudential Retirement Services

Raymond A. James

Charles Schwab & Co.

SunGard

TD Ameritrade

T. Rowe Price Retirement Plan Services, Inc.

UBS

Vanguard Group

Wachovia

Wells Fargo Bank

The Distributor may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

In addition to the payments described above, the Distributor may make payments to be a named sponsor of investment conferences at which the Funds are marketed. Such payments will be from the Distributor’s own resources and will not result in any additional costs to the Funds or their shareholders.

Brokers at the Distributor, whose clients purchase shares of a Fund and hold those shares for a specified period of time receive from the Distributor (not the Fund) a one-time payment equal to 1% of the net asset value of the shares purchased.

The prospect of receiving, or the receipt of, additional compensation or promotional incentives described above by intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds over sales of shares of other mutual funds (or non-mutual fund investments) with respect to which the intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Funds receive to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and discuss this matter with your investment dealer/intermediary.

Although the Funds may use an intermediary that sells shares of the Funds to its customers to effect portfolio transactions for the Funds, the Distributor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute those transactions.

Shareholder Administration Agreements. Shareholder administration is provided to Class N and Class I shares of the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Bond Fund and to Class I shares of the Emerging Leaders Growth Fund under separate Shareholder Administration Agreements with the Advisor. The Funds pay the Advisor a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to Class N or Class I shares, as applicable, of the Funds.

The Advisor may enter into related arrangements with various broker-dealer firms and other service firms (“firms”) that provide shareholder administration services and facilities for their customers or clients who are shareholders of the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund or the Bond Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing the administration services to their clients. Such administration services consist of the following: (a) aggregating and processing, or assisting in the aggregation and processing, of purchase and redemption orders, (b) processing, or assisting in processing, confirmations concerning investor orders to purchase, redeem and exchange Fund shares, (c) receiving and transmitting, or assisting in the receipt and transmission of, funds representing the purchase price or redemption proceeds of Fund shares, (d) processing dividend payments on behalf of investors, (e) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses for beneficial owners, (f) receiving, tabulating and transmitting proxies executed by investors and (g) performing other related services that do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-l under the 1940 Act or “personal and account maintenance services” within the meaning of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules. The Advisor also may provide some of the above shareholder administration services and retain any portion of the fee under the Shareholder Administration Agreements not paid to firms.

Service Agreement. The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund’s average net assets. The Board of Trustees has determined that the amount payable for “service fees” (as defined by FINRA) does not exceed 0.25% of the average daily net assets attributable to the Class N shares of the Ready Reserves Fund.

Code of Ethics. The Trust and Advisor/Distributor have adopted a joint Code of Ethics (the “Code of Ethics”) in accordance with Rule 17j-1 under the 1940 Act. The Code of Ethics allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code of Ethics requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code of Ethics also bans investment personnel from acquiring any securities in an initial public offering. The Code of Ethics prohibits all persons subject to the Code of Ethics from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code of Ethics prohibits members of a portfolio management team from trading a security within seven calendar days prior to a Fund or an account managed by that portfolio management team trading in that same security. The foregoing description is qualified in its entirety by the Code of Ethics, a copy of which has been filed with the Securities and Exchange Commission (“SEC”).

Proxy Voting Policy. The Board of Trustees of the Trust has delegated proxy voting authority to the Advisor, who has agreed to vote the Funds’ proxies according to the Advisor’s proxy voting policies and procedures. The Advisor’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provide that the Advisor will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholder of a

11

company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Advisor and its affiliates and the interests of the Trust and sets forth the Advisor’s procedures for voting proxies.

The Advisor’s Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the Advisor’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Advisor’s proxy administrator will consult the Advisor’s Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Advisor’s internal analysis and third party research services. Although the Guidelines set forth the Advisor’s general position on various proposals, the Advisor may determine under some circumstances to vote contrary to those positions. The Advisor will report any such contrary votes to the Trust’s Board of Trustees.

As indicated above, the Proxy Voting Policy describes the way in which the Advisor will address potential conflicts of interest. If any of the potential conflicts that the Advisor has identified in the Proxy Voting Policy arise with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.

In international markets where share blocking applies, the Advisor typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or a Fund would not be able to sell a security if the portfolio manager believed it advisable if share blocking were in effect.

Information about how the Funds voted proxies during the most recent 12-month period ended June 30 can be obtained by visiting the Trust’s website at www.williamblairfunds.com or by visiting the SEC’s website at www.sec.gov.

Trustees and Officers. The trustees and officers of the William Blair Funds, their year of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Frederick Conrad Fischer, 1934*	Chairman of the Board of Trustees	Since 1987	Principal, William Blair & Company, L.L.C.; Partner, APM Limited Partnership; Limited Partner, WB Holdings, L.P. (since November 2008)	17	Trustee Emeritus, Chicago Child Care Society, a non-profit organization; Trustee Emeritus, Kalamazoo College

Michelle R. Seitz, 1965*	Trustee and President	Trustee since 2002 and President since 2007	Principal, William Blair & Company, L.L.C.; Limited Partner, WB Holdings, L.P. (since 2008); Member, WBC GP L.L.P. (since November 2008)	17	N/A

*	Mr. Fischer and Ms. Seitz are interested persons of the Trust because they are principals of William Blair & Company, L.L.C., the Trust’s investment advisor and principal underwriter.

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Non-Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Ann P. McDermott, 1939	Trustee	Since 1996	Board member and officer for various civic and charitable organizations over the past thirty years; professional experience prior thereto, registered representative for New York Stock Exchange firm	17	Northwestern University, Women’s Board; Rush Presbyterian St. Luke’s Medical Center, Women’s Board; University of Chicago, Women’s Board; Visiting Nurse Association, Honorary Director

Phillip O. Peterson, 1944	Trustee	Since 2007	Trustee of Strong Funds Liquidating Trusts since 2005 and President, Strong Mutual Funds, 2004-2005; formerly, Partner, KPMG LLP	17	The Hartford Group of Mutual Funds (87 portfolios)

Donald J. Reaves, 1946[2]	Trustee	Since 2004	Chancellor of Winston-Salem State University since 2007; formerly, Vice President for Administration and Chief Financial Officer, University of Chicago from 2002 to 2007	17	American Student Assistance Corp., guarantor of student loans; Amica Mutual Insurance Company

13

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald L. Seeley, 1944	Trustee	Since 2003	Director, Applied Investment Management Program, University of Arizona Department of Finance; formerly, Vice Chairman and Chief Financial Officer, True North Communications, Inc., marketing communications and advertising firm	17	Warnaco Group, Inc., intimate apparel, sportswear, and swimwear manufacturer; Center for Furniture Craftsmanship (not-for-profit)

Thomas J. Skelly, 1951	Trustee	Since 2007	Director and Investment Committee Chairman of the US Accenture Foundation, Inc.; formerly, Managing Partner of various divisions at Accenture	17	Board Member, First MetLife Insurance Company

Robert E. Wood II, 1938	Trustee	Since 1999	Retired; formerly, Executive Vice President, Morgan Stanley Dean Witter	17	Chairman, Add-Vision, Inc., manufacturer of surface animation systems; Micro-Combustion, LLC

(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. Retirement for Non-Interested Trustees occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Trust’s fiscal year that occurs after the Non-Interested Trustee’s 72nd birthday.

(2)	In his former role as chief financial officer at the University of Chicago, Mr. Reaves had a working relationship with E. David Coolidge III, formerly Vice Chairman of the Advisor’s Executive Committee who is also a trustee of the University of Chicago and serves on the University’s financial planning committee.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

Michael P. Balkin, 1959	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C. (since 2009); prior thereto, Associate, William Blair & Company, L.L.C. (2008-2009); former Partner, Magnetar Capital

Karl W. Brewer, 1966	Senior Vice President	Since 2000	Principal, William Blair & Company, L.L.C.

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Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years[2]

David C. Fording, 1967	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C. (since 2009); prior thereto, Associate, William Blair & Company, L.L.C. (2006-2009); former Portfolio Manager, TIAA-CREF

James S. Golan, 1961	Senior Vice President	Since 2005	Principal, William Blair & Company, L.L.C. (since 2005); prior thereto, Associate, William Blair & Company L.L.C

W. George Greig, 1952	Senior Vice President	Since 1996	Principal, William Blair & Company, L.L.C.

Michael A. Jancosek, 1959	Senior Vice President	Since 2000	Principal, William Blair & Company, L.L.C. (since 2004); prior thereto, Associate, William Blair & Company, L.L.C.

John F. Jostrand, 1954	Senior Vice President	Since 1999	Principal, William Blair & Company, L.L.C.

Robert C. Lanphier IV, 1956	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C.

Mark T. Leslie, 1967	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate, William Blair & Company, L.L.C. (2005 – 2008); former Portfolio Manager, US Bancorp Asset Management

Matthew A. Litfin	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C.

Kenneth J. McAtamney, 1966	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C. (since 2008); prior thereto, Associate, William Blair & Company, L.L.C. (2005-2008); former Vice President, Goldman Sachs and Company

Todd M. McClone, 1968	Senior Vice President	Since 2005	Principal, William Blair & Company, L.L.C. (since 2006); prior thereto, Associate, William Blair & Company, L.L.C.

Tracy McCormick, 1954	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C.

David Merjan, 1960	Senior Vice President	Since 2008	Principal, William Blair & Company, L.L.C.

David S. Mitchell, 1960	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C. (since 2004); prior thereto, Associate, William Blair & Company, L.L.C.

David P. Ricci, 1958	Senior Vice President	Since 2006	Principal, William Blair & Company, L.L.C.

15

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years[4]
Jeffrey A. Urbina, 1955	Senior Vice President	Since 1998	Principal, William Blair & Company, L.L.C.

Christopher J. Vincent, 1956	Senior Vice President	Since 2002	Principal, William Blair & Company, L.L.C. (since 2004); prior thereto, Associate, William Blair & Company, L.L.C.

Richard W. Smirl, 1967	Chief Compliance Officer and Senior Vice President	Since 2004	Principal, William Blair & Company, L.L.C. (since 2007); prior thereto, Associate, William Blair & Company, L.L.C. (2004-2007); former Chief Legal Officer, Strong Capital Management

Chad M. Kilmer, 1975	Vice President	Since 2006	Associate, William Blair & Company, L.L.C. (since 2006); prior thereto, analyst and portfolio manager, US Bancorp Asset Management (2004-2006)

Terence M. Sullivan, 1944	Vice President and Treasurer	Since 1987	Associate, William Blair & Company, L.L.C.

Colette M. Garavalia, 1961	Secretary	Since 2000	Associate, William Blair & Company, L.L.C.

(1)	The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of independent trustees. Length of Time Served for all officers indicates the year the individual became an officer of the Trust.
(2)	In November 2008, all current principals of William Blair & Company, L.L.C. became limited partners of WB Holdings, L.P.

Board of Trustees. Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust’s business and affairs. The Board is currently comprised of eight trustees, six of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.” The Board has three standing committees – an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.

The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as the work of the independent auditors. The members of the Audit Committee, all of whom are independent trustees, include Messrs. Seeley (Chairperson), Peterson, Reaves, Skelly and Wood and Ms. McDermott. The Audit Committee held four meetings in 2008.

The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee, all of whom are independent trustees, include Ms. McDermott (Chairperson) and Messrs. Peterson, Reaves, Seeley, Skelly and Wood. Pursuant to the Trust’s Governance Procedures and Guidelines, shareholders may submit suggestions for Board candidates by sending a resume of a candidate to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held three meetings in 2008.

The Valuation Committee is responsible for determining the fair value of the Funds’ securities or other assets under the circumstances specified in the Trust’s Valuation Procedures. The members of the Valuation Committee include Mr. Fischer (interested trustee) and Mr. Wood (independent trustee). Another independent trustee will serve in the place of Mr. Wood in the event that he is unavailable. The Valuation Committee held six meetings in 2008.

16

Trustee Compensation. Trustees who are not affiliated with the Advisor receive an annual retainer of $26,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for committee meetings held on a different day from a board meeting (except for meetings of the Valuation Committee for which the trustees receive no additional compensation). Chairpersons of the Audit Committee and Nominating and Governance Committee each receive an additional retainer of $2,000 for serving in such positions. The independent trustees receive one-half of the annual retainer in cash and the other half is invested in Fund shares as directed by the independent trustees. The trustees and officers affiliated with the Advisor receive no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 2008 by the independent trustees:

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation
Ann P. McDermott	$53,500	$0	$0	$53,500
Phillip O. Peterson	$51,500	$0	$0	$51,500
Donald J. Reaves	$53,000	$0	$0	$53,000
Donald L. Seeley	$55,000	$0	$0	$55,000
Thomas J. Skelly	$53,000	$0	$0	$53,000
Robert E. Wood II	$51,500	$0	$0	$51,500

	$317,500	$0	$0	$317,500

Trustees’ and Officers’ Holdings of Fund Shares. The following table sets forth, for each trustee, the dollar range of shares owned in each Fund as of December 31, 2008, as well as the aggregate dollar range of shares owned in the Trust as of the same date.

17

Name of Trustee and Dollar Range of Fund Shares Owned
	Interested Trustees		Non-Interested Trustees
Name of Fund	F. Conrad Fischer	Michelle R. Seitz	Ann P. McDermott	Phillip O. Peterson	Donald J. Reaves	Donald L. Seeley	Thomas J. Skelly	Robert E. Wood II
Growth Fund	Over $100,000	Over $100,000	None	$10,001- $50,000	None	$10,001 - $50,000	None	$50,001- $100,000

Large Cap Growth Fund	None	None	None	None	None	$1- $10,000	None	None

Small Cap Growth Fund	Over $100,000	Over $100,000	None	None	None	$1-$10,000	None	$10,001- $50,000

Mid Cap Growth Fund	None	$10,001- $50,000	None	None	None	None	None	None

Small-Mid Cap Growth Fund	None	Over $100,000	None	None	None	$1- $10,000	None	None

Global Growth Fund	$50,001- $100,000	Over $100,000	$1- $10,000	None	None	Over $100,000	$1- $10,000	None

International Growth Fund	Over $100,000	Over $100,000	Over $100,000	None	None	None	None	$10,001- $50,000

Institutional International Growth Fund	None	None	None	None	None	None	None	None

International Equity Fund	None	None	None	$10,001- $50,000	None	$10,001 - $50,000	$1-$10,000	None

Institutional International Equity Fund	None	None	None	None	None	None	None	None

International Small Cap Growth Fund	Over $100,000	Over $100,000	None	$10,001- $50,000	None	$1- $10,000	None	$1-$10,000

Emerging Markets Growth Fund	$50,001- $100,000	$50,001- $100,000	None	None	None	$1- $10,000	None	None

Emerging Leaders Growth Fund(1)	None	None	None	None	None	None	None	None

Value Discovery Fund	None	Over $100,000	None	$1-$10,000	None	$1-$10,000	$50,001 - $100,000	None

Bond Fund	None	Over $100,000	None	None	None	None	None	None

Income Fund	None	None	Over $100,000	None	None	$10,001- $50,000	None	None

Ready Reserves Fund	Over $100,000	Over $100,000	Over $100,000	None	Over $100,000	$10,001- $50,000	None	$1-$10,000

Aggregate Dollar Range of Trust Shares Owned	Over $100,000	Over $100,000	Over $100,000	$50,001- $100,000	Over $100,000	Over $100,000	$50,001- $100,000	Over $100,000

(1)	Emerging Leaders Growth Fund commenced operations on March 26, 2008.

As of December 31, 2008, the Trustees and officers, as a group, owned (or held or shared investment or voting power with respect to) more than 1% of the outstanding shares of each Fund listed in the table below. For all other Funds, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

	Class N		Class I
Fund	Number of Shares	Percent of Class	Number of Shares	Percent of Class
Growth Fund	11,077	0.09%	756,773	3.62%
Large Cap Growth Fund	788	0.08%	140,065	3.63%
Mid Cap Growth Fund	—	0.00%	121,055	2.53%
Small-Mid Cap Growth Fund	780	0.08%	101,421	1.11%
Global Growth Fund	22,067	3.00%	442,214	8.96%
International Small Cap Growth Fund	4,437	0.26%	105,063	0.78%
Emerging Markets Growth Fund	1,120	0.05%	102,309	1.11%
Value Discovery Fund	7,353	0.87%	123,205	3.57%
Ready Reserves Fund	18,507,928	1.01%	N/A	N/A

As of December 31, 2008 the William Blair Profit Sharing Plan held for the benefit of principals and employees, as a group, owned:

	Class I
	Number of Shares	Percent of Class
Growth Fund	343,720	1.65%

18

Principal Shareholders. The following table provides certain information at April 1, 2009 with respect to persons known to the Trust to be record holders of 5% or more of a class of shares of the following Funds:

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
GROWTH FUND CLASS I

Charles Schwab & Co. Inc. Attention: Mutual Fund Department 101 Montgomery Street San Francisco, CA 94104-4151	21.33%

Board of Trustees for the Elevators Constructors Annuity & 401K Ret Pl 19 Campus Blvd Ste 200 Newtown Sq PA 19073-3239	13.76%

GROWTH FUND CLASS N

Charles Schwab & Co. Inc.	45.28%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

Patterson & Co.	14.58%
FBO Comerica for Various Retirement Plan
1525 West W.T. Harris Blvd.
Charlotte, NC 28288-0001

Massachusetts Mutual Life Insurance Company	14.48%
1295 State Street MIP C255
Springfield, MA 01111-0001

National Financial Services Corp.	5.71%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

19

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
LARGE CAP GROWTH FUND CLASS I

Charles Schwab & Co. Inc.	63.97%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

LARGE CAP GROWTH FUND CLASS N

JP Morgan Chase Bank	50.33%
FBO 401k Product
3 Metrotech Center Floor 6
Brooklyn, NY 11245-0001

Charles Schwab & Co. Inc.	24.02%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

Patterson & Co FBO	8.19%
Duane Morris Employees’ Pension
1525 West Wt Harris Blvd
Charlotte, NC -1151

20

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
SMALL CAP GROWTH FUND CLASS I

Charles Schwab & Co. Inc.	18.47%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	13.10%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Wachovia Bank	9.10%
FBO Various Retirement Plans
1525 West W.T. Harris Blvd.
Charlotte, NC 28288-0001

SMALL CAP GROWTH FUND CLASS N

National Financial Services Corp.	47.39%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Charles Schwab & Co. Inc.	22.59%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

T. Rowe Price	5.57%
Retirement Plan Services
4515 Painters Mill Rd.
Owings Mills, MD 21117-4903

21

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
MID CAP GROWTH FUND CLASS I

Charles Schwab & Co. Inc.	44.76%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

NFS LLC FEBO	16.81%
FIIOC As Agent For
Qualified Employee Benefit Plans (401K) FINOPS-IC Funds
100 Magellan Way KW1C
Covington KY 41015-1987

MID CAP GROWTH FUND CLASS N

Charles Schwab & Co. Inc.	41.16%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

JP Morgan Chase Bank	9.38%
FBO 401k Product
3 Metrotech Center Floor 6
Brooklyn, NY 11245-0001

Darr Family Registered LLP	7.14%
2870 S Ingram Mill Rd Ste D
Springfield MO 65804-4127

SMALL-MID CAP GROWTH FUND CLASS I

Charles Schwab & Co. Inc.	14.58%
Attn. Mutual Funds Dept
101 Montgomery St
San Francisco CA 94104-4151

National Financial Services Corp.	9.57%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Poetry Foundation	7.95%
444 North Michigan Avenue Ste 1850
Chicago, IL 60611-4034

Wells Fargo Bank NA FBO	6.92%
TC Hosp Workers Pen-Misc Assets
PO Box 1533
Minneapolis MN 55480-1533

William Blair & Co., L.L.C.	6.03%
Evans Scholars Foundation
222 West Adams Street
Chicago, IL 60606-5312

SMALL-MID CAP GROWTH FUND CLASS N

Charles Schwab & Co. Inc.	32.54%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

GLOBAL FUND GROWTH CLASS I

William Blair & Co., L.L.C.	28.49%
William George Greig
222 West Adams Street
Chicago IL 60606-5312

Charles Schwab & Co. Inc.	15.25%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

GLOBAL GROWTH FUND CLASS N

William Blair & Co., L.L.C.	9.67%
Wallace Becker Trustee
222 West Adams Street
Chicago IL 60606-5312

Charles Schwab & Co. Inc.	5.28%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

INTERNATIONAL GROWTH FUND CLASS I

Charles Schwab & Co. Inc.	18.42%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	11.23%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Citigroup Global Markets Inc.	7.74%
333 W. 34th St. 8th Fl.
New York, NY. 10001-2402

Lauer & Co. Partnership	7.05%
C/O Glenmede Trust Company
P.O. Box 58997
Philadelphia, PA 19102-8997

22

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
INTERNATIONAL GROWTH FUND CLASS N

National Financial Services Corp.	41.18%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Charles Schwab & Co. Inc.	28.16%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

Citigroup Global Markets Inc.	13.64%
333 West 34th Street 8th FL
New York, NY 10001-2402

INSTITUTIONAL INTERNATIONAL GROWTH FUND

The Charlotte Mecklenburg Hospital Authority	13.40%
P.O. Box 32861
Charlotte, NC 28232-2861

William Blair & Co., L.L.C.	10.01%
Advocate Health Care Network
222 West Adams Street
Chicago, IL 60606-5312

NFSC	7.41%
FBO Our Customers
One World Financial Center
Attn. Mutual Funds Dept 5th Fl
New York NY 10281-1003

Northern Trust Co.	6.84%
FBO Banner Health
P.O. Box 92956
Chicago, IL 60675-2956

INTERNATIONAL EQUITY FUND CLASS I

Charles Schwab & Co. Inc.	45.23%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

T. Rowe Price	17.99%
Retirement Plan Services
FBO Inter Mountain Healthcare
4515 Painters Mill Rd.
Owings Mills, MD 21117-4903

National Financial Services Corp.	7.46%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

INTERNATIONAL EQUITY FUND CLASS N

Charles Schwab & Co. Inc.	33.17%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	32.88%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Ameritrade Inc.	15.08%
FBO Our Customers
P.O. Box 2226
Omaha, NE 68103-2226

23

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
INSTITUTIONAL INTERNATIONAL EQUITY FUND

MAC and Co.	16.07%
Mutual Funds Operations
P.O. Box 3198 525 William Penn Place
Pittsburgh, PA 15230-3198

MAC and Co.	9.76%
Mutual Funds Operations
P.O. Box 3198 525 William Penn Place
Pittsburgh, PA 15230-3198

M&T Bank	7.96%
ATTN Mutual Fund Admin.
SEI Private Trust Company
One Freedom Valley Drive
Oaks PA 19456

Wendel & Co.	7.54%
C/O The Bank of New York
Mutual Fund Reorg Department
P.O. Box 1066
Wall Street Station
New York, NY 10268-1066

MAC and Co.	7.39%
Mutual Funds Operations
P.O. Box 3198 525 William Penn Place
Pittsburgh, PA 15230-3198

MITRA & Co.	5.64%
11270 West Park Place, STE 400
Milwaukee, WI 53224-3638

Fordham University	5.48%
441 East Fordham Road
Bronx, NY 10548-9993

INTERNATIONAL SMALL CAP GROWTH FUND CLASS I

Pershing, LLC.	31.62%
1 Pershing Plaza
Jersey City, NJ 07399-0001

National Financial Services Corp.	19.48%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Charles Schwab & Co. Inc.	11.77%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

Patterson & Co.	5.56%
1525 West W.T. Harris Blvd.
Charlotte, NC 28288-0001

US Bank	5.30%
FBO Earlham College
P.O. Box 1787
Milwaukee WI 53201-1787

INTERNATIONAL SMALL CAP GROWTH FUND CLASS N

Charles Schwab & Co. Inc.	80.12%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	6.81%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

INTERNATIONAL SMALL CAP GROWTH FUND Institutional Class

Sacramento County	22.69%
980 9th Street, STE 1800
Sacramento, CA 95814-2738

US Bank	7.70%
FBO Medtronic
P.O. Box 1787
Milwaukee, WI 53201-1787

Keybank NA	7.05%
FBO Lubrizol MT
P.O. Box 94871
Cleveland, OH 44101-4871

Laborers Pension Fund	6.72%
11465 West Cermak Road
Westchester, IL 60154-1459

Catholic Healthcare Partners	6.56%
Investment Management Program
615 Elsinore PL
Cincinnati OH 45202-1459

The Northern Trust Company	6.33%
J. Stanton & T. Gillespie Altin
P.O. Box 92956
Chicago, IL 60675-2956

National Financial Services Corp.	6.16%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

MAC & Co.	5.97%
Attn.: Mutual Fund OPS
P.O. Box 3198 525 William Penn Place
Pittsburgh PA 15230-3198

State Street Bank & Trust Trustee	5.79%
Catholic Healthcare Partners
Retirement Trust Dated 12/1/03
615 Elsinore Place
Cincinnati, OH 45202-1459

Greater Kansas City Community Foundation	5.52%
1055 Broadway, STE 130
Kansas City, MO 64105-1595

EMERGING MARKETS GROWTH FUND CLASS I

State Street Bank and Trust Company	19.77%
Hallmark Master Trust
DTD 10/01/1996
444 S. Flower St. FL 45
Los Angeles, CA 90071-2901

Charles Schwab & Co. Inc.	17.20%
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

NFSC	15.45%
FBO Our Customers
One World Financial Center
New York NY 10281-1003

EMERGING MARKETS GROWTH FUND CLASS N

Charles Schwab & Co. Inc.	35.91%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

William Blair & Co., L.L.C.	9.67%
Marilyn E. Tenzer
222 West Adams Street
Chicago, IL 60606-5312

National Financial Services Corp.	9.56%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

EMERGING MARKETS GROWTH FUND Institutional Class

Orange County Employees Retirement System	25.62%
2223 Wellington Ave.
Santa Ana, CA 92701-3161

The Northern Trust Company	22.70%
FBO TNT LDN City of Milwaukee
Employee Retirement Systems Milwaukee Blair
P.O. Box 92994
Chicago, IL 60675-2994

Municipal Police Employees	7.29%
Retirement System of Louisiana
7722 Office Park Blvd. Suite 200
Baton Rouge, LA 70809-7601

Wells Fargo Bank NA	6.84%
FBO Hanford Multi-Employer Pension
P.O. Box 1533
Minneapolis, MN 55480-1533

EMERGING LEADERS GROWTH FUND CLASS I

Cal Farleys Boys Ranch Foundation	77.57%
600 W 11th Ave.
Amarillo TX 79101-3228

EMERGING LEADERS GROWTH FUND Institutional Class

Inova Health Care Services	24.77%
2990 Telestar CT
Falls Church VA 22042-1207

Northern Trust Company Cust	20.51%
FBO Policemens Annuity & Benefit
P.O. Box 95956
Chicago IL 60675-0001

Wells Fargo Bank NA	20.21%
P.O. Box 1533
Minneapolis, MN 55480-1533

MAC and Co.	16.68%
Mutual Funds Operations
P.O. Box 3198 525 William Penn Place
Pittsburgh, PA 15230-3198

Northern Trust Company	10.08%
P.O. Box 92956
Chicago, Illinois 60675-0001

Inova Health System Foundation	7.76%
Defined Benefit Plan Master Trust
Agreement 8/01/2006
2990 Telestar CT
Falls Church VA 22042-1207

VALUE DISCOVERY FUND CLASS I

National Financial Services Corp.	16.99%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

William Blair & Co., L.L.C.	10.33%
Daniel J. Walsh Trustee
222 West Adams Street
Chicago, IL 60606-5312

William Blair & Co., L.L.C.	8.00%
Walsh Group Ltd
222 West Adams Street
Chicago IL 60606-5312

William Blair & Co., L.L.C.	7.58%
MIDMFG Inc. Money Pur. Pen. Plan
222 West Adams Street
Chicago, IL 60606-5312

VALUE DISCOVERY FUND CLASS N

Charles Schwab & Co. Inc.	37.64%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

Mercer Trust Company TTEE	16.97%
FBO IBEW Local 38 401 K Plan
Attn.: DC Plan Admin. MS C-4-D
One Investors Way
Norwood MA 02062-1599

JP Morgan Chase Bank	9.35%
FBO 401K Product
3 Metrotech Ctr. Fl. 6
Brooklyn NY 11245-0001

National Financial Services Corp.	9.21%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

24

Name and Address of Record Owner	Percent of Fund’s Outstanding Common Stock
BOND FUND CLASS I

William Blair & Co., L.L.C.	9.16%
222 West Adams Street
Chicago, IL 60606-5312

Charles Schwab & Co. Inc.	8.66%
Attn.: Mutual Funds Dept.
101 Montgomery St.
San Francisco CA 94104-4151

Raymond James & Assoc. Inc.	7.34%
107 W. Michigan
Kalamazoo, MI 49007-3946

William Blair & Co., L.L.C.	5.17%
Walsh Group Ltd.
222 West Adams Street
Chicago IL 60606-5312

NFSC	5.08%
FBO Our Customers
200 Liberty Street
One World Financial Center
Attn.: Mutual Funds Dept. 5th Fl.
New York NY 10281-1003

BOND FUND CLASS N

Charles Schwab & Co. Inc.	73.93%
Attn.: Mutual Funds Dept.
101 Montgomery St.
San Francisco CA 94104-4151

William Blair & Co., L.L.C.	5.00%
Delaware Charter Guarantee
222 West Adams Street
Chicago IL 60606-5312

BOND FUND INSTITUTIONAL CLASS

Charles Schwab & Co., Inc.	87.15%
Attn.: Mutual Funds Dept.
101 Montgomery St.
San Francisco CA 94104-4151

William Blair & Co., L.L.C.	12.85%
NSSC Campaign Fund
222 West Adams Street
Chicago IL 60606-5312

INCOME FUND CLASS I

Charles Schwab & Co. Inc.	6.12%
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

INCOME FUND CLASS N

Charles Schwab & Co. Inc.	40.43%
Attention: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	20.22%
FBO Our Customers
One World Financial Center
New York, NY 10281-1003

Nationwide Trust Company FSB	8.90%
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus OH 43218-2029

JP Morgan Chase Bank	6.97%
FBO 401k Product
3 Metrotech Ctr. Fl. 6
Brooklyn, NY 11245-0001

READY RESERVES FUND CLASS N

William Blair Omnibus Account	98.62%
For the Exclusive Benefit of Customers
222 West Adams Street
Chicago, IL 60606-5312

Shareholders who have the power to vote a large percentage of shares (at least 25%) of a Fund can control a Fund and could determine the outcome of a shareholders’ meeting.

Trustees’ Holdings in the Advisor and Certain Affiliates. In addition to investing in the various Funds of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Ms. McDermott and Mr. Seeley employ the Advisor to manage assets that they control.

The following table sets forth, as of December 31, 2008, the beneficial or record ownership of the securities of the Advisor or any entity other than another registered investment company, controlling, controlled by or under common control with the Advisor. This information is provided for each independent trustee, as applicable, and his or her immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities(2)	Percent of Class
Ann P. McDermott	McDermott Brothers, a general partnership between John H. McDermott (husband) and Robert B. McDermott (brother-in-law)	William Blair Capital Partners V, L.P.	(1)	$20,918	0.55%

		William Blair Capital Partners VI, L.P.	(1)	$64,927	0.45%

		William Blair Capital Partners VII, QP, L.P.	(1)	$281,129	0.41%

		William Blair New World Ventures, L.P.	(1)	$82,476	1.29%

(1)	Interests in limited partnerships.

(2)	Values are based on estimated fair market values as of December 31, 2008.

25

Brokerage and Fund Transactions. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor’s other clients.

Portfolio transactions may increase or decrease the return of a Fund depending upon the Advisor’s ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio’s monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). A Fund’s turnover rate will also vary from year to year depending on market conditions. Since the Ready Reserves Fund’s assets are invested in securities with short (less than one year) effective maturities, its portfolio will turn over many times a year. Such securities, however, are excluded from the SEC’s required portfolio turnover rate calculations, resulting in no portfolio turnover rate for reporting purposes.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and that include the net price, confidentiality, reliability, integrity, size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor does not consider the sale of Fund shares in selecting brokers. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor’s other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor’s overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor’s other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor’s own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor’s other clients. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.

The Advisor may also participate in “commission sharing arrangements” and “client commission arrangements” under which the Advisor may effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to the Advisor. The Advisor may also utilize Electronic Communication Networks and other alternative trading platforms (collectively, “ECNs”) to execute trades in connection with commission sharing arrangements. In such instances, the Advisor will execute a trade with the ECN and pay a commission to the ECN. The ECN will then credit a negotiated portion of the commission to a broker as requested by the Advisor for the purpose of funding a pool to be used to pay for research services received by the Advisor from other firms. In addition, the ECN will credit a further portion of the commission to the broker for its services in administering the commission sharing arrangements. The commission sharing and client commission arrangements, as well as the research provided in connection with such arrangements, are intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as interpreted by the SEC. The Advisor believes that participating in commission sharing and client commission arrangements enable the Advisor to consolidate payments for research through one or more channels using accumulated client commissions or credits from transactions executed through a particular broker-dealer or ECN to obtain research provided by other firms. Such arrangements also help to provide the continued receipt of research services while facilitating best execution in the trading process. The Advisor also believes such research services are useful in its investment decision-making process by, among other things, providing access to a variety of high quality research, access to individual analysts and availability of resources that might not be available to the Advisor absent such arrangements.

During the fiscal years ended December 31, 2008, 2007 and 2006, the Funds paid total brokerage fees in the amounts shown in the table below. None of the brokerage fees paid by the Funds were paid to a broker that was an affiliated person of the Trust or to a broker of which an affiliated person was an affiliated person of the Trust or of the Advisor.

Fund	2008	2007	2006
Growth Fund	$387,780	$450,865	$313,986
Large Cap Growth Fund	41,377	$29,869	$16,970
Small Cap Growth Fund	3,215,460	$3,946,068	$4,301,818
Mid Cap Growth Fund[1]	70,030	$42,782	$21,968
Small-Mid Cap Growth Fund	179,363	$159,667	$134,389
Global Growth Fund[2]	85,783	$35,992	N/A
International Growth Fund	12,872,538	$10,938,493	$15,939,644
Institutional International Growth Fund	3,365,365	$4,148,331	$4,970,445
International Equity Fund	741,206	$807,182	$871,974
Institutional International Equity Fund	1,103,509	$1,415,093	$1,445,595
International Small Cap Growth Fund	1,093,094	$1,217,244	$632,468
Emerging Markets Growth Fund	3,738,666	$4,554,328	$3,005,930
Emerging Leaders Growth Fund[3]	285,232	N/A	N/A
Value Discovery Fund	110,672	$272,337	$335,134

[1]	The total brokerage fees paid by the Mid Cap Growth Fund in 2006 are for the period from February 1, 2006 (commencement of operations) to December 31, 2006.
[2]	The total brokerage fees paid by the Global Growth Fund for 2007 are for the period from October 15, 2007 (commencement of operations) to December 31, 2007.
[3]	The total brokerage fees paid by the Emerging Leaders Growth Fund in 2008 are for the period from March 26, 2008 (commencement of operations) to December 31, 2008.

The Advisor does not use the Fund’s brokerage commissions to pay for non-research items. During the fiscal year ended December 31, 2008, the following amounts of brokerage commissions for each Fund were used to pay third parties for third party research.

Fund	2008
Growth Fund	$3,242
Large Cap Growth Fund	1,845
Small Cap Growth Fund	126,039
Mid Cap Growth Fund	6,241
Small-Mid Cap Growth Fund	23,338
Global Growth Fund	1,870
International Growth Fund	210,694
Institutional International Growth Fund	56,989
International Equity Fund	22,620
Institutional International Equity Fund	33,616
International Small Cap Growth Fund	2,606
Emerging Markets Growth Fund	41,462
Emerging Leaders Growth Fund[1]	7,629
Value Discovery Fund	1,030

[1]	The Emerging Leaders Growth Fund commenced operations on March 26, 2008.

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Purchases and sales of portfolio securities for the Bond Fund, the Income Fund and the Ready Reserves Fund usually are principal transactions, either directly with the issuer or with an underwriter or market maker, with no brokerage commissions paid by the Fund. No brokerage commissions were paid by the Bond Fund, the Income Fund or the Ready Reserves Fund during the fiscal years ended December 31, 2008, 2007 and 2006. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include the spread between the bid and asked prices. The primary consideration in the allocation of transactions is prompt execution of orders in an effective manner at the most favorable price.

Generally, the investment decisions for the Funds are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Advisor that compete directly with the Funds for securities—particularly those sold in private placements or initial public offerings (“IPOs”); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Funds. In those instances where the Funds and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Funds equitably. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

Although the Advisor may execute portfolio transactions for the Funds under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Funds. The Funds may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the SEC and in accordance with procedures adopted by the Board of Trustees.

The Funds are required to identify any securities of their “regular brokers or dealers” (as defined in the 1940 Act) that the Funds have acquired during the most recent fiscal year. The following table sets forth the securities of its regular broker-dealers held by each Fund as of December 31, 2008:

Fund	Broker Dealer	Amount (in $000s)
Growth Fund	Affiliated Managers Group, Inc.	$3,407
	Charles Schwab	$4,791
	Wells Fargo Company	$4,102

		$12,300

Large Cap Growth Fund	AXA	$240
	Charles Schwab & Co., Inc.	$409
	CME Group	$435
	Wells Fargo & Company	$224

		$1,308

Small Cap Growth Fund	Affiliated Managers Group, Inc.	$6,161
	GFI Group, Inc.	$4,998
	Marlin Business Services Corporation	$2,122

		$13,281

Mid Cap Growth	Affiliated Managers Group, Inc.	$1,641

Small-Mid Cap Growth Fund	Affiliated Managers Group, Inc.	$1,915

Global Growth Fund	BlueBay Asset Management plc	$27
	CME Group, Inc.	$509
	Man Group plc	$310
	The Nasdaq OMX Group, Inc.	$169
	Partners Group Global Opporunites, Ltd.	$237
	Wells Fargo & Company	$422

		$1,674

International Growth Fund	Ashmore Group plc	$2,894
	Banco Compartamos S.A. de C.V.	$6,084
	Banco Santander S.A.	$39,480
	Banco Sofisa S.A.	$2,548
	BlueBay Asset Management plc	$1,482
	BM&F Bovespa S.A.	$13,969
	Credit Suisse Group AG	$18,205
	Eurazeo	$7,827
	GP Investments Ltd.	$4,473
	Housing Development Finance Corporation	$9,160
	Macquarie Bank Ltd	$13,531
	Man Group plc	$21,993
	Partners Group Global Opporunites, Ltd.	$15,116
	PT Bank Rakyat Indonesia	$14,095
	Suruga Bank	$34,761
	Zurich Financial Services	$63,690

		$269,308

Institutional International Growth Fund	Ashmore Group plc	$901
	Banco Compartamos S.A. de C.V.	$1,840
	Banco Santander S.A.	$12,502
	Banco Sofisa S.A.	$679
	BlueBay Asset Management plc	$426
	BM&F Bovespa S.A.	$4,427
	Credit Suisse Group AG	$5,774
	Eurazeo	$2,275
	GP Investments Ltd.	$1,447
	Housing Development Finance Corporation	$2,854
	Macquarie Bank Ltd	$4,091
	Man Group plc	$6,912
	Partners Group Global Opporunites, Ltd.	$4,912
	PT Bank Rakyat Indonesia	$4,409
	Suruga Bank	$10,928
	Zurich Financial Services	$20,108

		$84,485

International Equity Fund	Banco Santander S.A.	$3,082
	PT Bank Rakyat Indonesia	$508
	Bovespa Holding SA	$1,376
	China Merchants Bank Co., Ltd	$5,734
	Credicorp Ltd.	$1,273
	Credit Suisse Group AG	$2,407
	Eurazeo	$3,604
	Macquarie Bank Limited	$3,801
	Standard Chartered plc	$1,282
	Suruga Bank Ltd.	$602
	Zurich Financial Services	$3,692

		$27,361

Institutional International Equity Fund	Banco Santander S.A.	$5,917
	PT Bank Rakyat Indonesia	$2,259
	Bovespa Holding SA	$1,446
	China Merchants Bank Co., Ltd	$2,976
	Credicorp Ltd.	$2,138
	Credit Suisse Group AG	$3,702
	Eurazeo	$1,936
	Macquarie Bank Limited	$2,150
	Standard Chartered plc	$5,769
	Suruga Bank Ltd.	$1,858
	Zurich Financial Services	$9,030

		$39,181

International Small Cap Growth Fund	Canadian Western Bank	$2,236
	Climate Exchange plc	$1,218
	Partners Group Global Opportunities, Ltd	$6,878
	Seven Bank, Ltd.	$11,291
	Suruga Bank	$1,194

		$22,817

Emerging Markets Growth Fund	Banco Itau Holding Financeira S.A.	$7,606
	Banco Sofisa S.A.	$985
	Credicorp Ltd.	$3,915
	GP Investments, Ltd.	$1,996
	Housing Development Finance Corp.	$5,467
	PT Bank Rakyat Indonesia	$5,584
	Turkiye Garanti Bankasi A.S.	$8,412

		$33,965

Emerging Leaders Growth Fund	BM&F Bovespa S.A.	$595
	HDFC Bank, Ltd.	$471
	Housing Development Finance Corporation	$786

		$1,852

Value Discovery Fund	Astoria Financial Corporation	$409
	Bank Of Hawaii Corporation	$517
	Boston Private Financial Holdings, Inc.	$405
	East West Bancorp, Inc.	$445
	First Niagara Financial Group, Inc.	$309
	FirstMerit Corporation	$631
	Glacier Bancorp, Inc.	$384
	Iberiabank Corporation	$584
	National Penn Bancshares, Inc.	$250
	Newalliance Bancshares, Inc.	$289
	Old National Bancorp	$712
	Texas Capital Bancshares, Inc.	$292
	Umb Financial Corp	$343
	Wilmington Trust Corporation	$360

		$5,930

Bond Fund	American Express	$578
	Goldman Sachs Group, Inc.	$487
	J.P. Morgan Chase	$1,004
	Morgan Stanley Dean Witter & Company	$527
	Wells Fargo & Company	$522

		$3,118

Income Fund	American Express	$1,446
	Citigroup, Inc.	$758
	Goldman Sachs Group, Inc.	$2,062
	HSBC Finance Corporation	$1,474
	J.P. Morgan Chase & Company	$1,722
	Key Bank NA	$1,039
	Merrill Lynch & Co., Inc.	$1,278
	Morgan Stanley Dean Witter & Company	$1,547
	Morgan Stanley	$658
	Wells Fargo & Company	$2,153

		$14,137

Ready Reserves Fund	Prudential Funding	$29,994
	US Bancorp/US Bank	$32,376
	Wells Fargo Company	$50,617
	CME Group, Inc.	$52,944

		$165,931

Disclosure of Portfolio Holdings. The Funds do not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Advisor, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, a Fund’s portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, Inc., Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Lipper, Inc.) only after its public disclosure.

Each Fund’s (except for the Small Cap Growth Fund and the Value Discovery Fund) complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, on or about fifteen days after the month-end. The Small Cap Growth Fund and the Value Discovery Fund’s complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website on or about thirty days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. A Fund’s specific portfolio holdings may be disclosed sooner than fifteen or thirty days, as applicable, after the month-end if they are publicly disseminated (e.g., via the Trust’s website or interviews with the news media).

Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund and that the recipient assents or otherwise has a duty to keep information confidential and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The Chief Compliance Officer provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. Each Fund discloses its portfolio holdings to the extent required by law.

27

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each Fund that, along with the Fund’s investment objective, cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the applicable limitation. There can be no assurance that a Fund will meet its investment objective.

Except as otherwise noted, the following fundamental investment restrictions apply to each Fund:

Concentration. Each Fund except the Ready Reserves Fund:

The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Ready Reserves Fund: The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry; provided, however, that the Fund reserves the freedom of action to invest up to 100% of its total assets in securities or instruments issued by domestic banks, which include certificates of deposit, time deposits, bankers’ acceptances and repurchase agreements.

Senior Securities and Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instruments; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are each Fund’s non-fundamental operating policies, which may be changed by the Trust’s Board of Trustees without shareholder approval.

The Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Global Growth Fund, International Growth Fund, International Equity Fund, Institutional International Growth Fund, Institutional International Equity Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund, Emerging Leaders Growth Fund and Value Discovery Fund, may not:

(1)

With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (i) more than 5% of

28

the portfolio’s total assets would be invested in the securities of that issuer or (ii) the portfolio would hold more than 10% of the outstanding voting securities of that issuer.

(2)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(3)	Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(4)	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Under normal market conditions, the Large Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies.

Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies.

Under normal market conditions, the Mid Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies.

Under normal market conditions, the Small-Mid Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies.

Under normal market conditions, the Global Growth Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks which the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes worldwide and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Under normal market conditions, the International Growth Fund and Institutional International Growth Fund ordinarily will each invest at least 80% of its total assets in a diversified portfolio of common stocks which the Advisor believes have above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Under normal market conditions, the International Equity Fund and the Institutional International Equity Fund will each invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Under normal market conditions, the International Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small companies.

Under normal market conditions, the Emerging Markets Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Under normal market conditions, the Emerging Leaders Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets’ securities.

Under normal market conditions, the Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds.

Each Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

The Bond Fund, Income Fund and Ready Reserves Fund may not:

(1)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

(2)	Purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

The Bond Fund and Income Fund may not:

(1)	Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2)	Purchase common stocks.

(3)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

The Income Fund may not:

(1)	Purchase preferred stocks, convertible preferred bonds or other equity securities.

The Ready Reserves Fund may not:

(1)	Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(2)	Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

29

INVESTMENT PRACTICES

The Prospectus describes each Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus. Not all of the Funds may invest in all of the types of investments listed below.

Borrowings. Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, each Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Business Development Companies (“BDCs”). Consistent with its investment objective and policies and subject to the limitations of the 1940 Act, each Fund may invest in BDCs. BDCs are a type of closed-end fund regulated under the 1940 Act, which typically invest in and lend to small- and medium-sized private companies that may lack access to public equity markets for capital raising. Under the 1940 Act, BDCs must invest at least 70% of the value of their total assets in certain asset types, which are typically the securities of private U.S. businesses. Additionally, BDCs must make available significant managerial assistance to the issuers of such securities. BDCs are not taxed on income distributed to shareholders provided they qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will indirectly bear their proportionate share of any management and other expenses charged by the BDCs in which they invest.

Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are also subject to management risk, including management’s ability to meet the BDC’s investment objective, and management’s ability to manage the BDC’s portfolio during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

Collateralized Obligations. General Information on Mortgage-Backed Securities. Collateralized obligations include mortgage-backed collateralized obligations (“mortgage-backed securities”). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective duration of the mortgage-backed security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-backed security, the volatility of such mortgage-backed security can be expected to increase. For example, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities. Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which a Fund will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates (“Ginnie Mae Certificates”) that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage

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loans. Ginnie Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered corporation organized and existing under the Federal National Mortgage Association Charter Act. . FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government. FHLMC has limited rights to borrow from the United States Treasury.

Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into preferred stock purchase agreements (“PSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities (“private pass-throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See “Types of Credit Support,” below.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage-backed securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage-backed securities, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or “IO” class), while the other class will receive all the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage-backed securities experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. A Fund will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the U.S. Government.

Types of Credit Support. Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To mitigate the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of

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assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. A Fund, consistent with its investment objective and policies, may invest in these and other types of asset-backed securities that may be developed in the future.

As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See “General Information on Mortgage-Backed Securities,” above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the services to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Inverse Floaters. The Bond Fund and the Income Fund may invest in mortgage derivative products like inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The income from an inverse floater may be magnified to the extent that its rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of magnification in an inverse floater, the greater the volatility in its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The coupon of an inverse floating rate note moves inversely to the movement of interest rates. In addition, mortgage-backed inverse floaters will experience approximately the same changes in average lives and durations that other comparable fixed-rate mortgage-backed bonds do when prepayments rise and fall with declines and increases in interest rates. In a rising interest rate environment, the declining coupon coupled with the increase in the average life can magnify the price decline relative to a fixed-rate obligation. Conversely, rate declines increase coupon income and gradually shorten the average life, which tends to amplify the price increase. Inverse floaters are typically priced based on a matrix.

Convertible Securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities that are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. The Bond Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

As debt securities, convertible securities are investments that provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds.

Derivative Instruments. In General. The Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Global Growth Fund, International Growth Fund, Institutional International Growth Fund, International Equity Fund, Institutional International Equity Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund, Emerging Leaders Growth Fund, Value Discovery Fund and the Bond Fund may use derivative instruments solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies or commodities. These “other assets” are commonly referred to as “underlying assets.”

A derivative instrument generally consists of, is based upon or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including caps, floors, collars and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has

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no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Funds may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor’s decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Funds and their shareholders and is consistent with the Funds’ objectives, investment limitations and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund’s entire portfolio and investment objective.

(2) Counterparty Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the

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derivative transaction and possibly other losses. The Funds will enter into transactions in derivative instruments only with counter parties that the Advisor reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Funds might be required by applicable regulatory requirement to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their positions in such instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or was closed out. The requirements might impair the Funds’ ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Funds sell a portfolio security at a disadvantageous time. The Funds’ ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”) and various state regulatory authorities. In addition, the Funds’ ability to use derivative instruments may be limited by certain tax considerations. The Funds have filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association, which regulate trading in the futures markets.

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The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Funds’ assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Funds’ assets, as defined under the 1940 Act, the SEC has stated that the Funds may use coverage or the segregation of the Funds’ assets. To the extent required by SEC guidelines, the Funds will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, options, futures or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not “covered”. The Funds will also segregate cash and/or appropriate liquid assets if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets to segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

In some cases, the Funds may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Funds may use options for any bona fide hedging or risk management purpose. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include European, American and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Funds will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Funds would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Funds will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

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The Funds may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Funds may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Funds may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Funds and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Funds purchase or write an OTC option, they rely on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Funds as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Funds might be unable to close out an OTC option position at any time prior to its expiration. If the Funds were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial indices and, in so doing, can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies and contracts based on financial indices, including indices of U.S. Government securities or equity or foreign government securities. The Funds may also purchase put and call options, and write covered put and call options, on futures in which they are allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Funds will engage in this strategy only when the Advisor believes it is more advantageous to the Funds than purchasing the futures contract.

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The Funds may use futures contracts solely for the purpose of bona fide hedging or risk management. A Fund’s primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract based upon a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Funds’ exposure to market or interest rate fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Funds realize a gain; if it is more, the Funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Funds upon entering into a futures contract. Instead, at the inception of a futures contract, the Funds are required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Funds at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Funds may be required by an exchange to increase the level of their initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Funds’ obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Funds have insufficient cash to meet daily variation margin requirements, they might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Funds were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, they could incur substantial losses. The Funds would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Funds would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Swap Agreements. The Funds may enter into interest rate, securities index, commodity or security and currency exchange rate swap agreements and related caps, floors and collars. The Funds will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceeds a specified rate or amount, or “cap;” floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor;” and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The Bond Fund may also enter into credit default swaps. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The buyer of protection pays the seller a fixed regular fee provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. Credit default swaps are used as a means of “buying” credit protection, i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of the Fund’s holdings, or “selling” credit protection, i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer. Where the Fund is a seller of credit protection, it effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If the Fund is a buyer of a credit default swap and no event of default occurs, the Fund will lose its investment and recover nothing. However, if the Fund is a buyer and an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income through the term of the contract (typically between six months and three years), provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value and are highly susceptible to liquidity and credit risk.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Funds’ obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Funds’ use of swap agreements will be successful in furthering their investment objectives will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Funds

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bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated.

The Funds will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Funds will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectuses, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations, operating policies and applicable regulatory authorities.

Foreign Securities. Each Fund may invest in foreign securities. The Bond Fund, the Income Fund and the Ready Reserves Fund may only invest in U.S. dollar denominated foreign securities. The Bond Fund may invest in securities issued by foreign governments, agencies and corporations. The Income Fund may invest in securities issued by foreign corporations. The Ready Reserves Fund may invest in foreign money market instruments. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies.

The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income and capital gains from certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject. In addition, a Fund may invest in passive foreign investment companies, which are subject to additional federal income tax considerations, as described further in the “General Trust Information—Federal Income Tax Matters” section.

The economies of individual emerging market and developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that favorable economic developments may be slowed or reversed by unanticipated economic, political or social events in such countries.

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In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds may invest in Russian securities. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), expropriation, currency exchange rate volatility, pervasiveness of corruption in the Russian economic, social and legal systems, delays in settling transactions and risk of loss arising out of Russia’s system of share registration and custody. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in many other securities markets.

Depository Receipts. Foreign securities may be purchased through depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the Funds’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated

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to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Forward Foreign Currency Transactions. The foreign securities held by each Fund, except the Bond Fund, the Income Fund and the Ready Reserves Fund, will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have historically experienced a steady devaluation relative to the U.S. dollar. Any continued devaluations in the currencies in which a Fund’s securities are denominated may have a detrimental impact on that Fund.

A Fund may enter into forward foreign currency contracts (“forward currency contracts”) in an effort to control some of the uncertainties of foreign currency rate fluctuations. The Funds may engage in forward currency contracts as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities that the Funds hold or intend to purchase. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in forward currency contracts in which the specified future date is more than one year from the time of entering into the contract. The Funds will not enter into a forward currency contract if such contract would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds’ securities or other assets denominated in that currency.

The Funds may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a forward currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the forward currency contract during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Funds may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a forward currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, a Fund may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction that involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund’s contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Funds realize a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the Fund owns or intends to acquire, but

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it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to a Fund will depend on the ability of the Advisor to accurately predict future currency exchange rates.

Foreign Currency Futures. Each Fund, except the Bond Fund, the Income Fund and the Ready Reserves Fund, may enter into foreign currency futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the Funds) that trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, CFTC regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profits and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

High-Yield/High-Risk Securities. Each Fund, except the Income Fund and the Ready Reserves Fund, may invest in high-yield/high-risk securities. High-yield/high-risk securities (or “junk” bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Service, Inc.). The Bond Fund may only invest up to 10% of its net assets in high-yield securities. The other Funds do not currently expect any significant investment in high-yield securities.

High-yield securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. Issuers of such high-yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund’s net asset value.

A Fund may have difficulty disposing of certain high-yield securities because they may have a thin trading market. Because not all dealers maintain markets in all high-yield securities, a Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund’s assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Hybrid Bonds. The Bond Fund may invest in hybrid bonds. Hybrid bonds are securities that have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristics, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a Fund’s foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

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Lending. The Income Fund may from time to time lend securities (but not in excess of 75% of its assets) from its portfolio to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, U.S. Government instrumentality securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (2) the portfolio may at any time call the loan and regain the securities loaned; and (3) the Advisor has reviewed the creditworthiness of the borrower and has found it satisfactory. The Funds will receive from the borrower amounts equal to the interest paid on the securities loaned and will also earn income for having made the loan. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the portfolio. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements. The Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Mid-Cap Growth Fund, Small-Mid Cap Growth Fund, Global Growth Fund, International Growth Fund, Institutional International Growth Fund, International Equity Fund, Institutional International Equity Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund, Emerging Leaders Growth Fund, Value Discovery Fund and the Bond Fund also have the authority to lend portfolio securities.

Limited Liability Companies (“LLCs”). Consistent with its investment objective and policies and subject to the limitations of the Code and the 1940 Act, each Fund may invest in common units or other securities of LLCs, including preferred units, subordinated units and debt securities. LLC common units represent an equity ownership interest in an LLC, entitling the holder to a share of the LLC’s success through distributions and/or capital appreciation. LLCs typically do not pay federal income tax at the entity level and are typically required by their operating agreements to distribute a large percentage of their current operating earnings. In the event of liquidation, LLC common unit holders have a right to the LLC’s remaining assets after bond holders, other debt holders and preferred unit holders, if any, have been paid in full. LLC common units may trade on a national securities exchange or over-the-counter.

New Companies. The Growth Fund, the Large Cap Fund, the Small Cap Growth Fund, the Mid Cap Growth Fund, the Small-Mid Cap Growth Fund, the Global Growth Fund, the International Growth Fund, the International Equity Fund, the Institutional International Growth Fund, the Institutional International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Value Discovery Fund may invest their assets in the securities of companies with continuous operations of less than three years (“new companies”). Investments in new companies involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of new companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Funds to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

Although investing in securities of these companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Funds may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in more established, larger companies.

Publicly Traded Partnerships. Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which are listed and traded on a securities exchange. The Funds may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and capital gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource, or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required for federal income tax purposes to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. In addition, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current federal income tax requirements to maintain partnership status, or if it is unable to do so because of federal income tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay federal income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income for federal income tax purposes. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of that Fund’s shares. A Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which a Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is

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required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

Royalty Income Trusts. A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and that controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unit holders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small Companies. While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. These risks are intensified for investments in micro-cap companies. Investors should be aware that, based on the foregoing factors, an investment in the Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Cap Growth Fund, Global Growth Fund, International Equity Fund, Institutional International Equity Fund, International Small Cap Growth Fund, Emerging Markets Growth Fund, Value Discovery Fund and, to a lesser extent, the Growth Fund, the International Growth Fund, the Institutional International Growth Fund and the Emerging Leaders Growth Fund, may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor’s research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

Special Purpose Acquisition Companies. The Small Cap Growth Fund and the Small-Mid Cap Growth Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover operating expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the SPAC dissolves and returns to investors their pro rata share of the assets. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition that will be subject to shareholder approval. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.

Temporary Defensive Position. Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in a Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. Generally, a Fund will remain fully invested, and the Advisor will not attempt to time the market. However, for temporary defensive purposes, a Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. At such time as the Advisor determines that a Fund’s defensive strategy is no longer warranted, a Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

U.S. Government Securities. There are two broad categories of U.S. Government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. Government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury, while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. Government securities may include “zero coupon” securities that have been stripped by the U.S. Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality.

Interest rates on U.S. Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. Government securities in a Fund’s portfolio does not guarantee the net asset value of the shares of a Fund. There are market risks inherent in all investments in securities and the value of an investment in a Fund will fluctuate over time. Normally, the value of investments in U.S. Government securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. Government securities will tend to decline, and as interest rates fall the value of a Fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain mortgage-backed securities, such as Ginnie Mae Certificates. Prepayments of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of mortgage-backed securities may decline, resulting in the extension of a Fund’s average portfolio maturity. As a result, a Fund’s portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions. Each Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all

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the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with SEC Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, each Fund will segregate cash or liquid securities equal to the value of such contracts.

ADDITIONAL INFORMATION ABOUT THE FUNDS

General. The public offering price of all share classes of a Fund is the next determined net asset value. No initial sales charge or contingent deferred sales charge is imposed. Since a Fund’s shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in shares for the investor’s account. Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by the Distributor or the transfer agent of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “General Trust Information” — “Determination of Net Asset Value”) and transmitted to the Distributor or the transfer agent prior to a specified time before the start of the next business day will be confirmed at a price based on the net asset value determined on the day the order was received by the dealer or financial services firm (“trade date”). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds’ shares. Some may establish a higher minimum investment requirement than established by the Funds. Firms may arrange with their clients for other investments or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients’ return. Firms also may hold the Funds’ shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds’ transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client’s accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the Funds through the Distributor for these services. This Statement of Additional Information should be read in connection with such firms’ material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Trust has authorized certain members of FINRA, other than the Distributor, to accept purchase and redemption orders for the Funds’ shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds’ behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized FINRA member, that member may, at its discretion, charge a fee for that service. The Trust and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trust and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

Summary of Fees Paid to William Blair & Company, L.L.C. for Class N Shares. In addition to the advisory fee, under a Distribution Plan, the Funds (except for the Ready Reserves Fund) pay a distribution fee to the Distributor, payable monthly, at the annual rate of 0.25% of average daily net assets of each Fund (0.15% of the Bond Fund and the Income Fund) attributable to Class N shares. The fee is accrued daily as an expense of Class N shares. Under separate Shareholder Administration Agreements, Class N shares of the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Bond Fund also pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily assets attributable to each Fund’s Class N shares.

Under the Service Agreement, the Ready Reserves Fund pays a shareholder service fee to the Advisor, payable monthly, at the annual rate of 0.35% of average daily net assets of the Fund attributable to Class N shares. The fee is accrued daily as an expense of Class N shares.

Summary of Fees Paid to William Blair & Company, L.L.C. for Class I Shares. In addition to the advisory fee, the Funds do not pay a distribution fee for Class I shares. Under separate Shareholder Administration Agreements, Class I shares of the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to each Fund’s Class I shares.

Summary of Fees Paid to William Blair & Company, L.L.C. for Institutional Shares. The Institutional International Growth Fund, the Institutional International Equity Fund and Institutional Class shares of the Global Growth Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund, the Emerging Leaders Growth Fund and the Bond Fund pay the advisory fee but do not pay a distribution or shareholder administration fee.

Share Certificates. Share certificates will not be issued for any share class of the Funds.

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Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the SEC, so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the SEC may permit by order for protection of the Trust’s shareholders.

Special Redemptions. Although it is the present policy of all of the Funds to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Funds will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the SEC, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record. Distributions of portfolio instruments in redemption of shares is a taxable event to the redeeming shareholder for federal income tax purposes.

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Exchange Privilege. Shareholders of Class N and Class I shares may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

Class N Shares. Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares. Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. Class I shares may also be exchanged for Class N shares of the Ready Reserves Fund. Shareholders who purchase Class I shares of the Emerging Leaders Growth Fund solely because they have a brokerage account with William Blair & Company, L.L.C. may only exchange their Class I shares of the Emerging Leaders Growth Fund for Class N shares of another William Blair Fund. Additionally, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another Fund whose shares they

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held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another Fund.

General. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The Funds reserve the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices that may disrupt portfolio management. Exchanges within 60 days of purchase from Class N or Class I shares of the William Blair international funds will be subject to a 2.00% redemption fee, and exchanges within 60 days of purchase from Class N or Class I shares of the William Blair domestic equity funds will be subject to a 1.00% redemption fee. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request or by telephone if the shareholder has given authorization. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the Funds that are available for sale in the shareholder’s state of residence.

GENERAL TRUST INFORMATION

Determination of Net Asset Value. For each Fund, net asset value is determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year’s Day, Dr. Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the net asset value for the Ready Reserves Fund is not calculated on the observance of Columbus Day and Veteran’s Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

Ready Reserves Fund. As mentioned in the prospectus, the Ready Reserves Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their

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acquisition cost (as adjusted for amortization of premium or discount), rather than at current market value. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid price for such securities.

If a deviation of one-half of one percent or more were to occur between the net asset value per share calculated by reference to market values and the portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees determined would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund’s net asset value per share (computed using market values) declined, or was expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

To use the amortized cost method of valuation, the Fund is limited to investing in instruments that the Board of Trustees has determined present minimal credit risks and that are within certain rating categories of a nationally recognized statistical rating organization.

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset value could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, the Funds’ value for a security may be different from the last sale price (or the latest bid price). The independent pricing service may not provide a fair value price for all international securities owned by a Fund trading on a foreign exchange or market that closes before the close of regular trading on the New York Stock Exchange. For these securities and all other foreign securities, the value of the security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available, is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Federal Income Tax Matters. The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable federal income tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation

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by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Fund Taxation. Each series (Fund) of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, each Fund generally will not be subject to federal income tax on its taxable income (including net short-term and net long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, a Fund would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities with such other securities limited, with respect to each issuer, to an amount no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or of one or more qualified publicly traded partnerships.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a nondeductible 4% federal excise tax. The required distribution generally is the sum of (1) at least 98% of a Fund’s ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from its current or accumulated earning and profits, would generally constitute dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, individual and other non-corporate shareholders generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2010, provided certain holding period and other requirements are satisfied.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to shareholders to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Funds may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues, as discussed above.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Special federal income tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund’s securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options on broad-based equity indicies, forward contracts, futures and foreign currency futures held by a Fund at the end of its taxable year. Under these provisions, 60% of any gain or loss deemed to be recognized at the end of the Fund’s taxable year or arising from actual sales of such positions during the taxable year will generally be treated as long-term capital gain or loss, and 40% of any such gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. Furthermore, a Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing such Fund to realize gain, but not loss, on the position.

Each Fund may invest to a limited degree in publicly traded partnerships that are treated as partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a Fund must derive 90% of its gross income. However, at the end of each quarter in its taxable year, no more than 25% of the value of a Fund’s total assets may be invested in securities of qualified publicly traded partnerships. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon regulated investment companies and to avoid federal income and excise taxes. Distributions from an MLP to a Fund will constitute a return of capital to the extent of the Fund’s basis in the MLP. If a Fund’s basis is reduced to zero, distributions will constitute capital gains for federal income tax purposes.

Each Fund may invest to a limited degree in royalty income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Funds intend to invest only in royalty income trusts treated as corporations for U.S. federal income tax purposes.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions that involve certain foreign currency-denominated securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are generally subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased.

If a Fund receives an “excess distribution” with respect to stock in a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. A foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in certain circumstances, a Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Funds have elected, or intend to elect, to mark-to-market their investments, if any, in PFICs. A Fund’s intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Shareholder Taxation. Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than qualified dividend income, if any, will be taxable to shareholders as ordinary income. For taxable years beginning prior to January 1, 2011, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied at both the Fund and shareholder levels. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after December 31, 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied at both the Fund and shareholder levels. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds’ shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC for its current or preceeding taxable year.

Distributions declared by a Fund during October, November or December to shareholders of record during such months and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. Each Fund will notify its shareholders each year of the amount and type of dividends and distribution it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such a period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any net capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding under IRS regulations. If a shareholder fails to provide a TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. Each Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The Global Growth Fund, the International Growth Fund, the Institutional International Growth Fund, the International Equity Fund, the Institutional International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund may qualify for and make an election permitted under the “pass through” provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders. To be eligible for this credit, more than 50% of the value of the Fund’s total assets at the close of its taxable year must consist of stock or securities in foreign

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corporations, and the Fund must have distributed at least 90% of its (i) investment company taxable income (determined without regard to the deduction for dividends paid) and (ii) net tax-exempt interest income, if any, for such taxable year.

If a Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. Instead, each shareholder would include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by the Fund and may take either a credit or deduction for such foreign taxes on his, her or its federal income tax return, subject in each case to certain limitations contained in the Code. No deduction may be claimed by a shareholder who does not itemize deductions for federal income tax purposes.

If the U.S. Government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the Global Growth Fund, the International Growth Fund, the Institutional International Growth Fund, the International Equity Fund, the Institutional International Equity Fund, the International Small Cap Growth Fund, the Emerging Markets Growth Fund and the Emerging Leaders Growth Fund, the Board of Trustees will promptly review such Funds’ policies to determine whether significant changes in its investments are appropriate.

Other Taxes. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the application of federal, foreign, state and local taxes to their particular situation.

Non-U.S. investors who invest in the Funds when such investment is not treated as being effectively connected with the conduct of a U.S. trade or business will generally be subject to U.S. federal income tax treatment that is different from that described above and in the Prospectuses. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as dividends and certain other payments from the Funds, and must provide the Funds with an effective IRS Form W-8 or authorized substitute for Form W-8. However, effective for taxable years of a Fund beginning before January 1, 2010, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. investor, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Funds.

Retirement Plans. The Trust offers a variety of retirement investment programs whereby contributions are invested in shares of the Trust’s Funds and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the Fund.

The discussion below is a general summary of certain federal income tax rules pertaining to specific qualified retirement plans and accounts. These rules are complex and subject to many conditions and limitations. Investors are advised to consult with a tax professional regarding the application of these rules to their particular circumstances.

Individual Retirement Accounts. One type of tax-deferred retirement plan that may hold shares in the Funds is an Individual Retirement Account (“IRA”). There are two kinds of IRAs that an individual may establish: traditional IRAs and Roth IRAs. With a traditional IRA, an individual may be able to make a deductible contribution of up to the lesser of $5,000 (or $6,000 for those persons age 50 or older before the close of the taxable year) or the amount of the individual’s earned income. However, an individual can make deductible contributions to a traditional IRA only if he or she is under the age of 70 1/2 during the taxable tax year in which the contribution is made. In addition, an individual who is (or who has a spouse who is) an active participant in an employer-sponsored retirement plan may not be able to deduct the full amount of the IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual’s (and spouse’s, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, the individual may be able to make nondeductible contributions up to the lesser of $5,000 (or $6,000 for those 50 and over) or 100% of earned income for that year. A spouse may also contribute up to $5,000 (or $6,000 for those 50 and over) into his or her own IRA, subject to certain limitations. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may generally be rolled over into a traditional IRA tax-free if such amounts are rolled over within 60 days after receipt of the distribution. These rollovers may be subject to a 20% withholding, unless there is direct trustee-to-trustee transfer.

With a Roth IRA, an individual may make only nondeductible contributions; an individual can make contributions equal to the lesser of $5,000 (or $6,000 for those age 50 and older) or the amount of the individual’s earned income for any taxable year, reduced by the amount of contributions for the tax year made to all other IRAs, but only if the individual’s (and spouse’s, if applicable) modified adjusted gross income for the year is less than $105,000 for single individuals or $166,000 for married individuals. The maximum contribution amount phases out and falls to zero between $105,000 and $120,000 for single persons, and between $166,000 and $176,000 for married persons filing jointly and between $0 and $10,000 for married persons filing separately. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2, unlike traditional IRAs. Distributions from a Roth IRA that satisfy certain requirements will not be includable in income when received. Distributions of earnings not satisfying these requirements will generally be taxable for federal income tax purposes. Certain taxpayers with adjusted gross income of $100,000 or less generally may convert a traditional IRA into a Roth IRA. The amounts that are converted from a traditional IRA to a Roth IRA are taxable in the year of conversion; however, excluded from federal income tax would be those amounts attributable to nondeductible or “after-tax” contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will generally defer taxes on the distributions and shelter investment earnings.

Coverdell Education Savings Account. A Coverdell Education Savings Account, formerly known as an education IRA (“CESA”), provides a method for saving for education expenses of a child; it is not designed for retirement savings. Generally, amounts held in a CESA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution and can also be used to cover certain qualified elementary and secondary education expenses. An individual may contribute to a CESA for the benefit of a child under 18 years old if the individual’s income does not exceed certain limits. The maximum contribution for the benefit of any one child is $2,000 per year. Contributions are not deductible, but earnings accumulate federal income tax-free until withdrawal, and withdrawals used to pay qualified education expenses of the beneficiary (or transferred to a CESA of a qualified family member) generally will not be taxable for federal income tax purposes. Certain other withdrawals may be subject to tax. This income exclusion, however, may be reduced or not available in any year in which the HOPE Credit or the Lifetime Learning Credit is claimed.

Please call the Trust to obtain information regarding the establishment of an IRA, Roth IRA or CESA. An IRA plan custodian may charge fees in connection with establishing and maintaining such accounts. An investor should consult with a competent tax advisor for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs and/or CESAs. The description above is very general in nature; there are numerous other rules applicable to these plans to be considered before establishing one.

Simplified Employee Pension Plans. An employer may establish a Simplified Employee Pension (SEP) plan under which the employer makes contributions to all eligible employees’ IRAs. The Funds’ shares may be used for this purpose.

Qualified Retirement Plans. A corporation, partnership or sole proprietorship may establish a defined contribution retirement plan (such as a qualified money purchase pension or profit sharing plan) and make contributions for each participant up to the lesser of each participant’s gross compensation or $49,000, or such lower limits as may be established by the terms of a plan. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement, however, does not apply to distributions from traditional IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

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Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations before investing in the Funds and before setting up a qualified retirement plan.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust’s annual financial statements, reviews certain regulatory reports, reviews the Trust’s federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel. Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the counsel to the Trust and the independent trustees of the Trust.

Custodian. The Trust’s custodian, State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust, as well as certain bookkeeping, data processing and administrative services pertaining to the Trust’s operations, including compliance monitoring and preparation of the Trust’s tax returns. The Advisor pays State Street’s compliance monitoring fees. The custodian for IRAs may be State Street.

Transfer Agent Services. Boston Financial Data Services, Inc. (“BFDS”), 2 Heritage Drive, North Quincy, Massachusetts 02171, is the Trust’s transfer agent and dividend-paying agent. BFDS, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

53

SHAREHOLDER RIGHTS

The Funds are seventeen series currently established by the Trust. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders’ meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a trustee. The Trust will hold shareholders’ meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders’ meetings also will be held in connection with the following matters: (1) the election or removal of trustees, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Trust with the SEC or any state, or that the trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the 1940 Act, the Trust will hold a shareholders’ meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

54

TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 3, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the “Company”). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Company changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management investment company, as defined in the 1940 Act. Presently, the Trust is offering shares of the seventeen Funds described in the prospectuses, all of which are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

55

FINANCIAL INFORMATION OF THE TRUST

The Trust’s audited financial statements, including the notes thereto, contained in the Trust’s annual reports to shareholders for the period ended December 31, 2008, and report of independent registered public accounting firm, are incorporated herein by reference. Additional copies of the reports to shareholders may be obtained without charge by writing or calling the Trust.

56

APPENDIX A -

DESCRIPTION OF MONEY MARKET INSTRUMENTS

The following information includes a description of certain money market instruments in which the Ready Reserves Fund portfolio may invest to the extent consistent with its investment objective.

U.S. Government Securities. These include marketable securities issued by the U.S. Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. They differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities. These include debt securities issued by government-sponsored enterprises, federal agencies or instrumentalities and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve some government sponsorship or guarantees. Different instruments have different degrees of government backing. Thus, the Fund may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Short-Term Corporate Debt Instruments. These include commercial paper (including variable amount master demand notes), which refers to short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. In addition, some short-term paper, which can have a maturity exceeding nine months, is issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). The Ready Reserves Fund portfolio may invest in Section 4(2) paper with maturities of twelve months or less. Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower’s consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis in accordance with a stated short-term interest rate benchmark. Since the interest rate of a variable amount master demand note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Fund values such a note in accordance with the amortized cost basis at the outstanding principal amount of the note.

Also included are nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become quite liquid, have considerably less market value fluctuations than longer term issues and are traded as money market securities.

Bank Money Instruments. These include instruments such as certificates of deposit, time deposits and bankers’ acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A time deposit is a non-negotiable deposit in a banking institution earning a specified interest rate over a given period of time. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (e.g., a mutual fund) acquires ownership of an obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a

A-1

fixed rate of return insulated from market fluctuations during such period. The underlying securities will consist only of U.S. Government or government agency or instrumentality securities.

Repurchase agreements usually are for short periods, typically less than one week. Repurchase agreements are considered to be loans under the 1940 Act, with the security subject to repurchase, in effect, serving as “collateral” for the loan. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

A-2

APPENDIX B - RATINGS OF DEBT OBLIGATIONS

COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1” - Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2” - Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” - Issue has only a speculative capacity for timely payment.

“C” - Issue has a doubtful capacity for payment.

“D” - Issue is in payment default. The “D” category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired when S&P believes such payments will be made during such grace period.

“D” - Securities are in actual or imminent payment default.

Fitch Ratings’ short-term ratings apply generally to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

“F-1+” - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1” - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2” - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

“F-3” - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

“F-S” - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Not Prime” - Issuer does not fall within any of the Prime rating categories.

“Prime-1” - Issuer or related supporting institutions are considered to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuer or related supporting institutions are considered to have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” - Issuer or related supporting institutions have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA” - This designation represents the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC,” and “C” - Debt is regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

“BB” - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - Debt is more vulnerable to non-payment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to non-payment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. “D” rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r” - This rating is attached to highlight derivative, hybrid, and certain other obligations that S& P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” - Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch Ratings for corporate and municipal bonds:

“AAA” - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA” - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A” - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB” - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB” - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

“B” - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

“CCC” - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

“CC” - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

“C” - Bonds are in imminent default in payment of interest or principal.

“DDD,” “DD” and “D” - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these securities, and “D” represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

WILLIAM BLAIR FUNDS

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

(a)	(i) Declaration of Trust dated September 3, 1999.(4)

(ii)	Amendment to the Declaration of Trust dated April 24, 2001.(6)

(iii)	Amendment to the Declaration of Trust effective October 23, 2001.(7)

(iv)	Amendment to Declaration of Trust effective October 21, 2003.(11)

(v)	Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002.(9)

(vi)	Written Instrument Establishing and Designating Shares of the William Blair Small-Mid Cap Growth Fund dated September 18, 2003.(10)

(vii)	Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.(12)

(viii)	Written Instrument Establishing and Designating Shares of the William Blair Emerging Markets Growth Fund dated February 18, 2005.(14)

(ix)	Written Instrument Establishing and Designating Shares of the William Blair International Small Cap Growth Fund dated July 19, 2005.(17)

(x)	Written Instrument Establishing and Designating Shares of the William Blair Mid Cap Growth Fund dated October 25, 2005. (19)

(xi)	Written Instrument Establishing and Designating Shares of the William Blair Bond Fund dated February 14, 2007.(22)

(xii)	Written Instrument Establishing and Designating Shares of the William Blair Global Growth Fund dated July 24, 2007.(24)

(xiii)	Written Instrument Establishing and Designating Shares of William Blair Emerging Leaders Growth Fund dated November 30, 2007.(26)

(b)	Amended and Restated By-laws dated October 23, 2001.(7)

(c)	None.

(d)	(i) Management Agreement (Amended and Restated) dated December 15, 1999.(16)

(ii)	Letter Agreement to Management Agreement dated April 23, 2002.(8)

(iii)	Letter Agreement to Management Agreement dated December 23, 2003.(11)

(iv)	Letter Agreement to Management Agreement dated May 24, 2004.(12)

(v)	Letter Agreement to Management Agreement dated February 18, 2005.(16)

(vi)	Letter Agreement to Management Agreement dated July 19, 2005.(18)

(vii)	Letter Agreement to Management Agreement dated October 25, 2005.(20)

(viii)	Letter Agreement to the Management Agreement dated April 30, 2007.(23)

(ix)	Letter Agreement to Management Agreement dated October 12, 2007.(25)

(x)	Letter Agreement to Management Agreement dated February 26, 2008(27)

(e)	(i) Underwriting Agreement.(1)

(ii)	Distribution Agreement — Class N.(23)

(f)	None.

(g)	(i) Custodian Agreement.(3)

(ii)	Amended and Restated Delegation Agreement.(16)

(iii)	Amendment to Custodian Agreement dated August 1, 2001.(7)

(iv)	Amendment to Custodian Agreement dated April 23, 2002.(9)

(v)	Amendment Agreement.(11a)

(vi)	Amendment to Custodian Agreement dated November 1, 2004.(15)
(vii)	Amendment to Custodian Agreement dated February 1, 2006.(20)

(viii)	Amendment to Custodian Agreement dated August 1, 2007.(25)

(h)	(i) Transfer Agency and Service Agreement dated January 1, 2008.(27)

(ii)	Amended Expense Limitation Agreement for the Value Discovery Fund*

(iii)	Amended Expense Limitation Agreement for the Small Cap Growth Fund*

(iv)	Amended Expense Limitation Agreement for the Large Cap Growth Fund*

(v)	Amended Expense Limitation Agreement for the Small-Mid Cap Growth Fund*

(vi)	Amended Expense Limitation Agreement for the International Equity Fund*

2

(vii)	Amended Expense Limitation Agreement for the Institutional International Equity Fund *

(viii)	Amended Expense Limitation Agreement for the International Growth Fund.*

(ix)	Amended Expense Limitation Agreement for the Bond Fund.*

(x)	Amended Expense Limitation Agreement for the Emerging Markets Growth Fund.*

(xi)	Amended Expense Limitation Agreement for the International Small Cap Growth Fund.*

(xii)	Amended Expense Limitation Agreement for the Mid Cap Growth Fund.*

(xiii)	Amended Expense Limitation Agreement for the Global Growth Fund.*

(xiv)	Amended Expense Limitation Agreement for the Emerging Leaders Growth Fund.*

(xv)	Amended Expense Limitation Agreement for the Income Fund.*

(xvi)	Services Agreement – Class N dated October 24, 2000.(6)

(xvii)	Form of Indemnification Agreement.(14)

(xviii)	Administration Agreement dated November 1, 2004.(15)

(xix)	Amendment to Administration Agreement dated January 18, 2005.(15)

(xx)	Amendment to Administration Agreement dated August 1, 2007.(25)

(xxi)	Shareholder Administration Agreement for the Emerging Markets Growth Fund – Class N and I.(23)

(xxii)	Shareholder Administration Agreement for the International Small Cap Growth Fund – Class N and I.(18)

(xxiii)	Shareholder Administration Agreement for the Bond Fund – Class N and I.(23)

(xxiv)	Shareholder Administration Agreement for the Global Growth Fund – Class N and Class I.(25)

(xxv)	Shareholder Administration Agreement for the Emerging Leaders Growth Fund – Class I.(27)

(i)	Opinion and Consent of Vedder Price P.C.*

(j)	Consent of Ernst and Young LLP.*

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended Distribution Plan – Class N.(23)

(n)	Amended Multi-Class Plan.(27)

(o)	Powers of Attorney for each trustee.(24)

(p)	Amended Code of Ethics.(24)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on or about March 1, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed on or about July 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed on or about September 29, 1999.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed on or about December 21, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed on or about April 12, 2002.

3

(8)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A as filed on or about June 26, 2002.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2003

(10)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed on or about October 10, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A as filed on or about December 24, 2003.

(11a)	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2004.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2004.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A as filed on or about February 25, 2005.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed on or about March 4, 2005.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2005.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2005.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2005.

(18)	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A as filed on or about October 26, 2005.

(19)	Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A as filed on or about November 17, 2005.

(20)	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A as filed on or about January 30, 2006.

(21)	Incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2006.

(22)	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A as filed on or about February 15, 2007.

(23)	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2007.

(24)	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A as filed on or about August 1, 2007.

(25)	Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A as filed on or about October 12, 2007

(26)	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A as filed on or about December 14, 2007

(27)	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A as filed on or about March 25, 2008.

*	Filed herewith.

ITEM 24.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

ITEM 25.	Indemnification

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the “Advisor”) provides that, in the absence of willful misfeasance, bad faith,

4

gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

ITEM 26.	Business and Other Connections of Investment Advisor

Registrant’s investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Michael D. Abrahamson, Principal

Benjamin C. Andrew, Principal

John J. Allen Principal

5

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Nolan H. Baird, Jr., Principal

Anthony G. Baldwin, Principal

Michael P. Balkin, Principal	William Blair Funds	Senior Vice President

William W. Benton, Principal

C. Brad Bissell, Principal

Bowen Blair, Senior Principal	Chicago Historical Society Field Museum of Natural History The Art Institute of Chicago	Trustee Trustee Trustee

Edward McC. Blair, Sr., Senior Principal	College of the Atlantic Pullman Educational Foundation Rush Medical Center The Art Institute of Chicago University of Chicago	Life Trustee Life Trustee Life Trustee Life Trustee Life Trustee

Edward McC. Blair, Jr., Principal	Chicago Zoological Society Global International Business Systems Pharos Industries Pullman Educational Foundation ResMed Foundation University of Chicago Hospital	Trustee Director Director Trustee Chairman of the Board Trustee

Douglas A. Blauw, Principal

6

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Mark G. Brady, Principal

Stephanie G. Braming Principal	C & D Development	Director

John L. Brennan,	Bank of America	Illinois President (resigned 2007)
Principal	Lyric Opera of Chicago	Trustee
	Civic Committee of Chicago	Member
	Executive Club of Chicago	Member
	Commercial Club of Chicago	Member
	WTTW, Channel 11	Trustee, Treasure, Member of Executive Committee
	Shedd Aquarium	Trustee
	Chicago Public Library	Trustee, Vice Chairman, member of Executive Committee
	Rush Presbyterian St. Lukes Hospital	Trustee

Karl W. Brewer, Principal	William Blair Funds	Senior Vice President

Zaa Zaax Brokemond, Principal

Kenton L. Brown, Principal

Harvey H. Bundy, III, Principal	Inforte Corp. William Blair Funds	Director (resigned 2008) Senior Vice President (resigned 2008)

Timothy L. Burke, Principal	Health Care Service Corporation	Director

George K. Busse, Principal	Busse Venture Associates Elk Grove Township Mt. Prospect Police and Fire Commission George L. Busse & Co. Mt. Prospect National Bank	Partner Trustee Commissioner Director Director

Timothy W. Carroll, Principal

7

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Daniel J. Connolly, Principal

James J. Connors, Principal

E. David Coolidge, III, Principal	Duluth Trading Shields Meneley Partners	Advisory Director Advisory Director

John W. Cultra, Principal

Benjamin W. Curtis, Principal

Ryan S. Daniels Principal

Edward J. Dellin, Principal

Brandon Dobell, Principal

Kelley R. Drake, Principal

Robert A. Durkin, Principal

8

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Stephen E. Elkins, Principal

John R. Ettelson, Principal

Brent W. Felitto, Principal

Edward J. Finn, Principal

F. Conrad Fischer, Principal	APM Limited Partnership Chicago Child Care Society William Blair Funds	General Partner Trustee, Emeritus Chairman and Trustee

Frederick D. Fischer, Principal

Robert C. Fix, Principal

Anthony Flanagan, Principal

David Fording, Principal	William Blair Funds	Senior Vice President

Christoph B. Fuchs, Principal

Mark A. Fuller, III, Principal	Fuller Investment Company Fulsen Howney Partners William Blair Funds Winnville Partners, LLC	President Partner Senior Vice President Partner

Heather A. Gardner Principal	Harmony Property Partners	Partner (resigned 3/09)

9

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey S. Germanotta, Principal	MV Transportation WIT Postal Logistics	Director (resigned 2008) Advisory Board Member

Brent W. Gledhill, Principal

Daniel R. Glynn, Jr., Principal

James S. Golan, Principal	Key Ambassador Co. William Blair Funds	Director Senior Vice President

Joel K. Gomberg, Principal

Matthew Gooch, Principal	Advanced Biotherapy, Inc	Director

Richard D. Gottfred, Principal

Thomas L. Greene, Principal

W. George Greig, Principal	William Blair Funds	Senior Vice President

Phillip E. Gutman, Jr. Principal

Kyle G. Harris, Principal

10

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Liam P. Healy, Principal

Elizabeth M. Hennessy, Principal

Stephen P. Hillstrom, Principal

Paul Hindsley, Principal

Anthony T. Hoban, Principal

Charles H. Hodges, IV, Principal

William Iannessa, Principal

Stephen D. Jacobson, Principal

Michael A. Jancosek, Principal	William Blair Funds	Senior Vice President

Edgar D. Jannotta, Senior Principal

AON Corporation

Commonwealth Edison Company

Exelon Corporation

Molex Incorporated

Pot Belly Sandwich Works, Inc.

Sloan Valve Company

William Blair Capital Management, LP

William Blair Capital Partners VI, LLC

William Blair Leveraged Capital

Management, LP

Director Director Director (resigned 2008) Director Director (resigned 2008) Director Partner Managing Member Partner

11

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John F. Jostrand, Principal	William Blair Funds	Senior Vice President

William O. Kasten, Principal	Charles Allis Museum Outward Bound USA Villa Terrace Museum	Board Member (resigned 2008) Board Member (resigned 2008) Board Member (resigned 2008)

Theodore C. Kauss, Jr., Principal

Christine N. Evans Kelly, Principal	Big Shoulders Harris Theatre for Music and Dance Simply Bread YMCA, Metropolitan Chicago	Board Member Board Member Director Board Member (resigned 2007)

Matthew P. Kerekes, Principal

John T. Kibler, Principal

12

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Richard P. Kiphart, Principal	Advanced Biotherapy ATW Emmi Erikson Institute Lime Energy Lyric Opera Merit Music Program MSDS Online Naturevision Inc. Ranir Corp.	Director Director Director Chairman of the Board Chairman of the Board Chairman of the Board Director Director Chairman of the Board Chairman of the Board

Charles J. Kraft, III,	Estelle E/W LLC	President
Principal	Spartan Holdings, LLC	President

John C. Kreger, Principal

Anthony Kriss, Principal

Albert J. Lacher, Principal

Isidora K. Lagos, Principal

Thomas E. Lanctot, Principal

Louise Lane, Principal	The Chicago School The Hagelden Foundation	Vice Chairman Chicago Director

Mark R. Lane, Principal

13

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert C. Lanphier, IV, Principal	Ag. Med, Inc. William Blair Funds	Chairman (resigned 2008) Senior Vice President

Alan A. Lazzara, Principal

Laura J. Lederman, Principal

Mark Leslie, Principal	William Blair Funds	Senior Vice President

Matthew Litfin, Principal

Brandon Lower, Principal

Henry Lu, Principal

David K. Mabie, Principal	Carney Ranch Co.	Officer and Director

Douglas W. Mabie, Principal

James W. Mabie, Principal

Eric S. Maddix, Principal

Annette Marker, Principal

G. Dewey Martinelli, Principal

Loui L. Marver, Principal

Ralph Mastrangelo, Principal

Kenneth J. McAtamney, Principal	William Blair Funds	Senior Vice President

Todd McClone, Principal

Tracy McCormick, Principal	William Blair Funds	Senior Vice President

James D. McKinney, Principal

John V. McLaughlin, Principal

Carlette C. McMullan, Principal

14

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
James M. McMullan, Principal

David Merjan, Principal	William Blair Funds	Senior Vice President

Robert L. Metzger, Principal

Mark Miller, Principal

Corey A. Minturn, Principal

David S. Mitchell, Principal	William Blair Funds	Senior Vice President

John C. Moore Principal

David W. Morrison, Principal	Bell Flavors & Fragrances, Inc.	Director

Jack Murphy, Principal

Robert D. Newman, Principal	First Industrial Company	Director

Daniel J. Nichols, Principal

Terrence J. O’Bryan, Principal

John F. O’Toole, Principal

15

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Thomas W. Pace, Principal

Karl A. Palasz, Principal

James J. Palmich, Principal

Brett Paschke, Principal

R. Scott Patterson, Principal

William T. Patterson, Principal

William C. Perlitz, Principal

Michael A. Pitt, Principal

Gregory J. Pusinelli, Principal	William Blair Funds	Senior Vice President (resigned 3/2009)

Peter J. Raphael, Principal

David P. Ricci, Principal	William Blair Funds	Senior Vice President

Geoffrey A. Richards, Principal

16

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Eric B. Rowley, Principal

Alfred J. Salvino, Principal

John Salvino, Principal

Thomas J. Salvino, Principal

Ralph Schackart, III, Principal

Brian F. Scullion, M.D., Principal

Michelle R. Seitz, Principal	William Blair Funds	Trustee and President

Neal L. Seltzer, Principal	Host Foundation Scholarship and Guidance Foundation	Director Director

Barbara J. Semens, Principal

William B. Semmer, Principal

Ward D. Sexton Principal

Patrick J. Sheppard, Principal	The Boston Company Asset Management, LLC	President and COO (resigned 8/2007)

Arthur J. Simon, Principal

Michael M. Sirvinskas, Principal

Richard W. Smirl Principal	William Blair Funds	Chief Compliance Officer and Senior Vice President

Brent M. Smith Principal

John S. Sonnier, Principal

Christopher R. Spahr, Principal	Abe Holdings, LLC	Member

17

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Rita J. Spitz, Principal

Philip Stekl, Principal

Geralyn Sullivan Principal

Raymond J. Teborek, Principal	Rental Max	Director

D. Michael Thompson, Principal

Samuel J. Tinaglia, Principal	Chicago Historical Society Psi Upsilon Fraternity Philanthropic Foundation	Trustee President

Corey S. Tobin, Principal	Jim Rogers Community Fund Prime Mover Capital Hedge Fund	Limited Partner (resigned 2008) Limited Partner

W. Britton Trukenbrod, Principal

Franco Turrinelli, Principal

18

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey Urbina, Principal	William Blair Funds	Senior Vice President

Eric Vanderoef, Principal

Christopher T. Vincent, Principal	William Blair Funds	Senior Vice President

Bennett Wang, Principal

Michael R. Ward, Principal

James E. Washburn, Principal

Adam Weinberg Principal

Kurt M. Wiese Principal

Colin J. Williams Principal	William Blair Funds	Senior Vice President (resigned 9/2008)

Daniel J. Wilson, Principal

Thomas A. Wilson, Jr., Principal

Sharon M. Zackfia Principal

ITEM 27.	Principal Underwriters

(a)	William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following investment companies (other than Registrant): Liberty All-Star Growth Fund, Inc.; Northern Trust Multi-Manager Small Cap Fund, a series of Northern Funds; Northern Trust Multi-Advisor Fund; Laudus International MarketMasters Fund, a series of Schwab Capital Trust; SP International Growth Portfolio, a series of the Prudential Series Fund; Global Portfolio, a series of the Prudential Series Fund; AST International Growth Portfolio, a series of Advanced Series Trust; AST Advanced Strategies Portfolio, as series of Advanced Series Trust; Vanguard Variable Insurance Funds Growth Portfolio; Vanguard U.S. Growth Fund, a series of Vanguard World Fund; Vanguard Mid-Cap Growth Fund, a series of Vanguard Whitehall Funds.

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(b)	The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 25 for information with respect to officers and principals of William Blair & Company, L.L.C.

(c)	Not applicable.

ITEM 28.	Location of Accounts and Records

All such accounts, books and other documents are maintained by the Registrant’s officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171

ITEM 29.	Management Services

Not applicable.

ITEM 30.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 30th day of April, 2009.

WILLIAM BLAIR FUNDS

By:	/s/ MICHELLE R. SEITZ
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 30th day of April, 2009.

Signature	Title

/s/ CONRAD FISCHER* Conrad Fischer	Trustee (Chairman of the Board)

/s/ ANN P. MCDERMOTT* Ann P. McDermott	Trustee

/s/ PHILLIP O. PETERSON* Phillip O. Peterson	Trustee

/s/ DONALD J. REAVES* Donald J. Reaves	Trustee

/s/ DONALD L. SEELEY* Donald L. Seeley	Trustee

/s/ THOMAS J. SKELLY* Thomas J. Skelly	Trustee

/s/ ROBERT E. WOOD II* Robert E. Wood II	Trustee

/s/ MICHELLE R. SEITZ Michelle R. Seitz	Trustee and President (Principal Executive Officer)

/s/ TERENCE M. SULLIVAN Terence M. Sullivan	Treasurer (Principal Financial Officer, Principal Accounting Officer)

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By:	/s/ MICHELLE R. SEITZ
Michelle R. Seitz, Attorney-in-Fact

*	Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.

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EXHIBIT INDEX

Exhibit Number	Exhibit Title

(h)(ii)	Amended Expense Limitation Agreement for the Value Discovery Fund

(h)(iii)	Amended Expense Limitation Agreement for the Small Cap Growth Fund

(h)(iv)	Amended Expense Limitation Agreement for the Large Cap Growth Fund

(h)(v)	Amended Expense Limitation Agreement for the Small-Mid Cap Growth Fund

(h)(vi)	Amended Expense Limitation Agreement for the International Equity Fund

(h)(vii)	Amended Expense Limitation Agreement for the Institutional International Equity Fund

(h)(viii)	Amended Expense Limitation Agreement for the International Growth Fund

(h)(ix)	Amended Expense Limitation Agreement for the Bond Fund

(h)(x)	Amended Expense Limitation Agreement for the Emerging Markets Growth Fund

(h)(xi)	Amended Expense Limitation Agreement for the International Small Cap Growth Fund

(h)(xii)	Amended Expense Limitation Agreement for the Mid Cap Growth Fund

(h)(xiii)	Amended Expense Limitation Agreement for the Global Growth Fund

(h)(xiv)	Amended Expense Limitation Agreement for the Emerging Leaders Growth Fund

(h)(xv)	Amended Expense Limitation Agreement for the Income Fund

(i)	Opinion and Consent of Vedder Price P.C.

(j)	Consent of Ernst & Young LLP